UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06457
                                                     ---------------------

               Nuveen Premier Insured Municipal Income Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: October 31, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                                  ANNUAL REPORT October 31, 2004

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                     NUVEEN INSURED QUALITY MUNICIPAL FUND, INC.
                                                                             NQI

                                 NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC.
                                                                             NIO

                              NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC.
                                                                             NIF

                                  NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND 2
                                                                             NPX

                                NUVEEN INSURED DIVIDEND ADVANTAGE MUNICIPAL FUND
                                                                             NVG

                                NUVEEN INSURED TAX-FREE ADVANTAGE MUNICIPAL FUND
                                                                             NEA

Photo of: Man and woman sitting on porch.
Photo of: 2 children sitting in the grass.

DEPENDABLE,
TAX-FREE INCOME BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Chairman's
     LETTER TO SHAREHOLDERS

Once again, I am pleased to report that over the most recent fiscal year your Fund continued to provide you with monthly tax-free income and an attractive total return. For more specific information about the performance of your Fund, please see the Portfolio Manager's Perspectives and Performance Overview sections of this report.

With longer-term interest rates still relatively low, many investors have begun to wonder whether these rates will soon begin to rise, and whether that makes this the time to adjust their holdings of fixed-income investments. No one knows what the future will bring, which is why we think a well-balanced portfolio that is structured and carefully monitored with the help of an investment professional can


"OUR MISSION CONTINUES TO BE TO ASSIST YOU AND YOUR FINANCIAL ADVISOR BY OFFERING THE INVESTMENT SERVICES AND PRODUCTS THAT CAN HELP YOU TO SECURE YOUR FINANCIAL OBJECTIVES."


be an important component in achieving your long-term financial goals. A well-diversified portfolio may actually help to reduce your overall investment risk, and we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a portfolio designed to perform well through a variety of market conditions.

As in past reports, I'd also like to direct your attention to the inside front cover, which explains the quick and easy process to begin receiving these Fund reports via e-mail and the internet. Thousands of Nuveen Fund shareholders already have signed-up, and they are getting their Fund information faster and more conveniently than ever. I urge you to consider joining them.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering the investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

December 15, 2004

Nuveen National Insured Municipal Closed-End Exchange-Traded Funds NQI, NIO, NIF, NPX, NVG, NEA

Portfolio Manager's
        PERSPECTIVE


Portfolio manager Dan Solender discusses the economic and market environment, key investment strategies, and the fiscal year performance of these six Nuveen Funds. With twelve years of investment experience, including eight at Nuveen, Dan has managed these Funds since May 2004.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE ANNUAL REPORTING PERIOD ENDED OCTOBER 31, 2004?

During this fiscal year, the U.S. economy demonstrated improvement in a number of key areas, although the pace of the recovery slowed over the last six months of the period. The gross domestic product (GDP) expanded at annualized rates of 4.2% in the fourth quarter of 2003 and 4.5% in the first quarter of 2004. However, sharply higher energy prices restrained consumer spending during the second and third quarters of 2004, which in turn impacted economic momentum. Over this period, GDP growth moderated to 3.3% annualized in the second quarter and 3.9% annualized in the third quarter.

Higher energy costs also continued to fuel lingering concerns about inflation. Although monthly gains in consumer prices were generally tame, by the end of October 2004 inflation was running well ahead of the 2003 pace. The Consumer Price Index (CPI) rose at a 3.9% annualized rate for the first 10 months of 2004, more than double the 1.9% rate for all of 2003. Excluding energy and food, the CPI increased at an annual rate of 2.4% for the first 10 months of 2004.

During the second quarter of 2004 in particular, inflation worries, the slowing pace of economic recovery and continued geopolitical uncertainty acted as catalysts for heightened volatility in the fixed-income markets. As one example, the yield on the Bond Buyer 25 Revenue Bond Index (BB25), a widely followed municipal bond index, began this reporting period at 5.24%. The BB25 yield then dropped steadily over the next five months to 4.73% by mid-March 2004. As a series of improved employment reports sparked increased anticipation of action by the Federal Reserve, the index yield began to climb again, rising more than 70 basis points over the next eight weeks to 5.45%, where it hovered through the end of June. However, more bond-friendly news--including indications of relatively slow growth of wages and employment--prompted a retreat to 4.97% by the end of October 2004.

While intermediate and long-term bond yields generally fell over most of the second half of the Funds' fiscal years, short-term rates slowly rose. The Federal Reserve instituted three different one-quarter-point increases in the fed funds rate between June and September 2004. (On both November 10 and December 14, following the end of this reporting period, the Fed added additional quarter-point increases, bringing the fed funds rate to 2.25%.)

Over the 12 month period, municipal new issue supply nationwide remained relatively strong, with $363.4 billion in new bonds coming to market. This represented a decrease of about 5% from the preceding 12-month period, as the improving economy and higher tax revenues lessened the need for some issuers to borrow.

IN THIS ENVIRONMENT, WHAT KEY STRATEGIES WERE USED TO MANAGE THESE FUNDS DURING THE 12 MONTHS ENDED OCTOBER 31, 2004?

As the market continued to anticipate increased interest rates, our focus during this reporting period remained on finding bonds with the potential to add value and perform well under a variety of market scenarios. This included purchasing attractive bonds that we believed would enhance the Funds' yield curve positioning and help to mitigate interest rate risk. Interest rate risk is the risk that the value of a Fund's portfolio will decline if market interest rates rise (since bond prices move in the opposite direction of interest rates). In general, our purchase activity for each of these Funds centered on trying to find attractive securities in the long-intermediate part of the yield curve, that is, bonds that mature in 15 to 22 years. In many cases, bonds in this long-intermediate part of the yield curve offered yields similar to those of longer-term bonds with less inherent interest rate risk and, we believed, greater total return potential.

One of our longer-term goals was to work to position all of these Funds so that they produce less volatile, roughly equivalent returns over time. As one strategy to reach this goal for some of the newer Funds, we have attempted to reduce some of the interest rate risk inherent in the portfolios of NVG and NEA by hedging in the derivatives markets. (Interest rate risk is the risk that the value of a Fund's portfolio will decline if market interest rates rise, since bond prices move in the opposite direction of interest rates.) Our only objective with these hedges is to reduce the Fund's interest rate risk, and not to potentially enhance its return by making a prediction about future interest rates. These hedges do not affect income stream or dividend-paying capabilities of NVG or NEA over the short-term. Instead, the costs of the hedges are reflected as additions or subtractions to the Funds' net asset values as the market value of the hedges fluctuate. Although the hedges had negative market values as of October 31, 2004, they succeeded in reducing the volatility of NVG's and NEA's net asset value over the course of the reporting period.

Demand for municipal securities remained firm through most of this fiscal year. However, since insured bonds accounted for about 50% of new municipal bond issuance during this period, we generally were able to find bonds with attractive prices, yields and structures.

Each of the Funds continued to be well diversified geographically, and we sought to take advantage of price and yield differences between similar bonds issued in different states. In particular, we looked in higher-issue, higher-tax states like California and New York for securities that we believed offered attractive yields and strong performance potential. As the markets fluctuate, we believe these bonds may have more support for their prices.

We also sought to enhance the Funds' call protection, particularly in NQI, by selling several bonds with short call dates and reinvesting the proceeds in longer-term securities with better call protection.

HOW DID THE FUNDS PERFORM?

Individual results for the Nuveen Funds, as well as for relevant comparative indexes, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE
For periods ended 10/31/04
(Annualized)

                           1-YEAR           5-YEAR            10-YEAR
--------------------------------------------------------------------------------
NQI                        7.90%            9.32%             7.69%
--------------------------------------------------------------------------------
NIO                        7.64%            8.98%             7.96%
--------------------------------------------------------------------------------
NIF                        8.62%            8.84%             7.68%
--------------------------------------------------------------------------------
NPX                        7.89%            9.30%             8.79%
--------------------------------------------------------------------------------
NVG                        9.19%            NA                NA
--------------------------------------------------------------------------------
NEA                        8.07%            NA                NA
--------------------------------------------------------------------------------
Lehman Brothers Insured
Municipal Bond Index1      6.22%            7.69%             7.34%
--------------------------------------------------------------------------------
Lipper Insured Leveraged
Municipal Debt
Funds Average2             7.41%            8.40%             7.78%
--------------------------------------------------------------------------------

Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.


1 The Lehman Brothers Insured Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of insured municipal bonds. Results for the Lehman index do not reflect any expenses.

2 The Lipper Insured Leveraged Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 1 year, 27 funds; 5 years, 21 funds; and 10 years, 18 funds. Fund and Lipper returns assume reinvestment of dividends.

For the 12 months ended October 31, 2004, the total returns on net asset value
(NAV) for all six Funds in this report outperformed the return on the Lehman Brothers Index. All of the Funds also outperformed the average return for their Lipper peer group for this period.

One of the primary factors benefiting the 12-month performances of these Funds relative to that of the unleveraged Lehman Brothers Index was their use of financial leverage. While leverage can add volatility to the Funds' NAVs and share prices, especially when substantial shifts in interest rates occur, this strategy also can provide opportunities for additional income and total returns for common shareholders when short-term interest rates remain low, as they did during this period.

As discussed earlier, one of our key strategies over this 12-month period was to enhance the Funds' yield curve positioning. The relative steepness of the yield curve provided us with a number of opportunities to implement this strategy, which helped the Funds' performance over the entire period. NVG, in particular, was heavily weighted in the 15-year to 20-year part of the yield curve, which performed well over the past 12 months, and had very little of its assets invested in bonds with maturities less than five years, which generally did not perform as well. We continued to work on enhancing the positioning of all of the Funds, especially NQI, NIO and NPX, which did not have as much weighting in the 15-year to 20-year part of the curve as NVG over this period.

All six of these Funds benefited from their holdings in the healthcare sector. This group ranked second among the Lehman Brothers Index revenue sectors for the year.

One sector that did not perform well during this period was housing, both multifamily and single family. The housing sector as a whole ranking at the bottom of the Lehman Brothers Index revenue sectors for the 12-month period. The sector's below-market performance stemmed largely from the increase in mortgage prepayments as interest rates remained low, which resulted in a number of bond calls. In general, the Funds' housing exposure had a negative impact on their performance, with NQI having the heaviest weighting in housing bonds over this fiscal year, and NVG and NEA the least.

In addition, the performances of NQI, NIO and NPX were restrained by their relatively larger exposures to bonds with short call dates. As of October 31, 2004, NIO also held 14% of its portfolio in pre-refunded bonds, which significantly underperformed the market as a whole as measured by the Lehman Brothers Index, due to their shorter effective maturities. In contrast, the two newer funds, NVG and NEA, had virtually no short-term call exposure as of October 31, 2004, and pre-refunded bonds accounted for just 4% and 2% of their portfolios, respectively.

HOW ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at relatively low levels throughout this reporting period, the leveraged structures of these Funds continued to support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay relatively lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. This strategy helped to maintain the dividends of NQI, NIO, NIF, NPX and NVG throughout the reporting period. However, given the relatively low interest rate environment prevalent since the introduction of NEA in late 2002, this Fund has had less of an opportunity to build its income stream. When the Fed began to raise short-term rates in June 2004, this also increased NEA's leveraging costs, necessitating a dividend cut in September 2004.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of October 31, 2004, NQI, NIO, NIF, NPX, and NVG had positive UNII balances for both financial statement and tax purposes. NEA had a negative UNII balance for financial statement purposes, but a positive UNII balance for tax purposes.

As of October 31, 2004, NQI was trading at a premium to its NAV that was in line with its average premium over the entire fiscal year. NEA also was trading at a premium as of that date, despite trading at an average discount for the entire period. NIO was trading at a share price that was virtually identical with its NAV after trading at an average discount for the entire period. NIF, NPX and NVG were trading at discounts similar to their average discounts for the entire fiscal year.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF OCTOBER 31, 2004?

Given the current geopolitical and economic climate, we continued to believe that maintaining strong credit quality was an important requirement for the Funds. As of October 31, 2004, NQI, NIO, NIF and NPX continued to be 100% invested in insured and/or U.S. guaranteed securities. NVG and NEA, which can invest up to 20% of their assets in uninsured investment-grade quality bonds, had allocated 92% and 89% of their portfolios, respectively, to insured bonds.

As of October 31, 2004, potential call exposure for these Funds during 2004-2006 ranged from zero in NVG to 1% in NEA, 7% in NIF, 17% in NPX and NIO, and 22% in NQI. The number of actual bond calls in all of these Funds will depend largely on market interest rates in the future.

Nuveen Insured Quality Municipal Fund, Inc.
NQI

Performance
      OVERVIEW As of October 31, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                             88%
Insured and U.S. Guaranteed         11%
U.S. Guaranteed                      1%


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                                 0.0845
Dec                                 0.0845
Jan                                 0.0845
Feb                                 0.0845
Mar                                 0.0845
Apr                                 0.0845
May                                 0.0845
Jun                                 0.0845
Jul                                 0.0845
Aug                                 0.0845
Sep                                 0.0845
Oct                                 0.0845

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/03                             16.33
                                    16.55
                                    16.66
                                    16.55
                                    16.6
                                    16.53
                                    16.69
                                    16.76
                                    16.67
                                    16.87
                                    16.92
                                    16.93
                                    16.84
                                    16.8
                                    16.8
                                    16.7
                                    16.7
                                    16.93
                                    16.9
                                    16.99
                                    16.89
                                    16.75
                                    15.3
                                    14.87
                                    14.71
                                    14.15
                                    14.32
                                    14.42
                                    14.63
                                    14.69
                                    14.24
                                    14.3
                                    14.85
                                    14.91
                                    14.98
                                    14.81
                                    15.38
                                    15.64
                                    15.62
                                    15.96
                                    15.95
                                    15.88
                                    15.73
                                    15.73
                                    15.64
                                    15.51
                                    15.44
                                    15.7
                                    15.89
10/31/04                            16

FUND SNAPSHOT
------------------------------------
Share Price                   $16.00
------------------------------------
Common Share
Net Asset Value               $15.85
------------------------------------
Premium/(Discount) to NAV      0.95%
------------------------------------
Market Yield                   6.34%
------------------------------------
Taxable-Equivalent Yield1      8.81%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $605,028
------------------------------------
Average Effective Maturity
on Securities (Years)          20.17
------------------------------------
Leverage-Adjusted Duration      7.64
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/19/90)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          4.37%         7.90%
------------------------------------
5-Year         10.85%         9.32%
------------------------------------
10-Year         8.95%         7.69%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
California                     14.7%
------------------------------------
Texas                          14.6%
------------------------------------
Illinois                       12.2%
------------------------------------
New York                       11.2%
------------------------------------
Washington                      7.4%
------------------------------------
Florida                         4.8%
------------------------------------
Nevada                          4.5%
------------------------------------
Hawaii                          4.0%
------------------------------------
Kentucky                        2.8%
------------------------------------
North Dakota                    2.3%
------------------------------------
Louisiana                       2.0%
------------------------------------
Indiana                         1.6%
------------------------------------
Pennsylvania                    1.6%
------------------------------------
Other                          16.3%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Transportation                 19.3%
------------------------------------
Healthcare                     14.4%
------------------------------------
Tax Obligation/General         13.2%
------------------------------------
Tax Obligation/Limited         13.0%
------------------------------------
Utilities                      12.4%
------------------------------------
U.S. Guaranteed                11.1%
------------------------------------
Water and Sewer                 7.1%
------------------------------------
Housing/Multifamily             6.9%
------------------------------------
Other                           2.6%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0529 per share.

Nuveen Insured Municipal Opportunity Fund, Inc.
NIO

Performance
     OVERVIEW As of October 31, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                             83%
Insured and U.S. Guaranteed         15%
U.S. Guaranteed                      2%


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                                 0.081
Dec                                 0.081
Jan                                 0.081
Feb                                 0.081
Mar                                 0.081
Apr                                 0.081
May                                 0.081
Jun                                 0.081
Jul                                 0.081
Aug                                 0.081
Sep                                 0.081
Oct                                 0.081

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/03                             15.85
                                    15.8
                                    15.89
                                    15.92
                                    15.99
                                    15.85
                                    15.97
                                    15.96
                                    15.98
                                    16.2
                                    16.32
                                    16.31
                                    16.22
                                    16.3
                                    16.24
                                    16.33
                                    16.38
                                    16.53
                                    16.49
                                    16.56
                                    16.42
                                    16.13
                                    14.9
                                    14.53
                                    14.18
                                    13.6
                                    13.76
                                    13.94
                                    14.37
                                    14.25
                                    14.12
                                    14.33
                                    14.43
                                    14.62
                                    14.78
                                    14.73
                                    14.98
                                    15.12
                                    15.1
                                    15.21
                                    15.37
                                    15.33
                                    15.37
                                    15.48
                                    15.6
                                    15.42
                                    15.55
                                    15.59
                                    15.83
10/31/04                            16.05


FUND SNAPSHOT
------------------------------------
Share Price                   $16.05
------------------------------------
Common Share
Net Asset Value               $16.06
------------------------------------
Premium/(Discount) to NAV     -0.06%
------------------------------------
Market Yield                   6.06%
------------------------------------
Taxable-Equivalent Yield1      8.42%
------------------------------------
Net Assets Applicable to
Common Shares ($000)      $1,302,985
------------------------------------
Average Effective Maturity
on Securities (Years)          19.23
------------------------------------
Leverage-Adjusted Duration      7.75
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 9/19/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          9.47%         7.64%
------------------------------------
5-Year         10.78%         8.98%
------------------------------------
10-Year         8.97%         7.96%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
California                     18.7%
------------------------------------
Texas                          12.5%
------------------------------------
Alabama                        10.3%
------------------------------------
Illinois                        5.6%
------------------------------------
New York                        5.0%
------------------------------------
Michigan                        4.9%
------------------------------------
Nevada                          4.7%
------------------------------------
Massachusetts                   4.4%
------------------------------------
Colorado                        4.3%
------------------------------------
Florida                         3.8%
------------------------------------
Wisconsin                       2.6%
------------------------------------
Ohio                            2.5%
------------------------------------
Indiana                         2.5%
------------------------------------
South Carolina                  2.5%
------------------------------------
Other                          15.7%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Transportation                 20.7%
------------------------------------
U.S. Guaranteed                16.7%
------------------------------------
Tax Obligation/Limited         15.1%
------------------------------------
Utilities                      14.1%
------------------------------------
Tax Obligation/General          9.5%
------------------------------------
Healthcare                      9.0%
------------------------------------
Water and Sewer                 5.2%
------------------------------------
Other                           9.7%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0300 per share.

Nuveen Premier Insured Municipal Income Fund, Inc.
NIF

Performance
     OVERVIEW As of October 31, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                             82%
Insured and U.S. Guaranteed          3%
U.S. Guaranteed                     15%

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                                 0.0815
Dec                                 0.0815
Jan                                 0.0815
Feb                                 0.0815
Mar                                 0.0815
Apr                                 0.0815
May                                 0.0815
Jun                                 0.0815
Jul                                 0.0815
Aug                                 0.0815
Sep                                 0.0815
Oct                                 0.0815

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/03                             15.78
                                    15.8
                                    15.82
                                    15.88
                                    16.15
                                    16
                                    16.06
                                    16.1
                                    16.21
                                    16.35
                                    16.53
                                    16.56
                                    16.33
                                    16.38
                                    16.32
                                    16.33
                                    16.55
                                    16.65
                                    16.52
                                    16.57
                                    16.56
                                    16.18
                                    14.98
                                    14.6
                                    14.23
                                    13.7
                                    13.69
                                    13.78
                                    14.25
                                    14.32
                                    14.17
                                    14.25
                                    14.6
                                    14.76
                                    14.57
                                    14.3
                                    14.58
                                    14.9
                                    14.9
                                    15.01
                                    15.22
                                    15.21
                                    15.43
                                    15.56
                                    15.48
                                    15.34
                                    15.35
                                    15.42
                                    15.67
10/31/04                            15.64

FUND SNAPSHOT
------------------------------------
Share Price                   $15.64
------------------------------------
Common Share
Net Asset Value               $16.00
------------------------------------
Premium/(Discount) to NAV     -2.25%
------------------------------------
Market Yield                   6.25%
------------------------------------
Taxable-Equivalent Yield1      8.68%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $310,666
------------------------------------
Average Effective Maturity
on Securities (Years)          16.87
------------------------------------
Leverage-Adjusted Duration      8.71
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 12/19/91)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          7.55%         8.62%
------------------------------------
5-Year         10.31%         8.84%
------------------------------------
10-Year         8.86%         7.68%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
California                     21.0%
------------------------------------
Washington                     14.0%
------------------------------------
Illinois                       13.6%
------------------------------------
Texas                           6.8%
------------------------------------
Nevada                          5.2%
------------------------------------
Oregon                          4.3%
------------------------------------
Georgia                         3.4%
------------------------------------
Colorado                        3.2%
------------------------------------
Indiana                         3.1%
------------------------------------
Missouri                        3.1%
------------------------------------
Hawaii                          2.5%
------------------------------------
Michigan                        2.4%
------------------------------------
Oklahoma                        2.4%
------------------------------------
Other                          15.0%
------------------------------------


SECTORS
(as a % of total investments)
------------------------------------
Transportation                 18.5%
------------------------------------
U.S. Guaranteed                18.2%
------------------------------------
Tax Obligation/General         17.8%
------------------------------------
Tax Obligation/Limited         14.3%
------------------------------------
Healthcare                     12.4%
------------------------------------
Utilities                       7.2%
------------------------------------
Housing/Multifamily             5.2%
------------------------------------
Other                           6.4%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2003 of $0.0193 per share.

Nuveen Insured Premium Income Municipal Fund 2
NPX

Performance
     OVERVIEW As of October 31, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                             94%
Insured and U.S. Guaranteed          6%


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Nov                                 0.073
Dec                                 0.073
Jan                                 0.073
Feb                                 0.073
Mar                                 0.073
Apr                                 0.073
May                                 0.073
Jun                                 0.073
Jul                                 0.073
Aug                                 0.073
Sep                                 0.073
Oct                                 0.073


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/03                             14.18
                                    14.24
                                    14.36
                                    14.62
                                    14.83
                                    14.63
                                    14.8
                                    14.72
                                    14.63
                                    14.94
                                    14.95
                                    14.96
                                    14.94
                                    14.78
                                    14.88
                                    14.91
                                    14.99
                                    15.04
                                    14.98
                                    15.06
                                    14.88
                                    14.65
                                    13.4
                                    12.85
                                    12.73
                                    12.23
                                    12.36
                                    12.49
                                    12.72
                                    12.67
                                    12.5
                                    12.58
                                    12.9
                                    12.92
                                    12.91
                                    12.86
                                    13.15
                                    13.53
                                    13.47
                                    13.66
                                    13.85
                                    13.7
                                    13.92
                                    13.9
                                    14
                                    13.84
                                    13.85
                                    13.97
                                    14.1
10/31/04                            14.11


FUND SNAPSHOT
------------------------------------
Share Price                   $14.11
------------------------------------
Common Share
Net Asset Value               $14.45
------------------------------------
Premium/(Discount) to NAV     -2.35%
------------------------------------
Market Yield                   6.21%
------------------------------------
Taxable-Equivalent Yield1      8.63%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $539,697
------------------------------------
Average Effective Maturity
on Securities (Years)          17.95
------------------------------------
Leverage-Adjusted Duration      7.42
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 7/22/93)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
1-Year          6.42%         7.89%
------------------------------------
5-Year         10.71%         9.30%
------------------------------------
10-Year        10.08%         8.79%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Texas                          10.3%
------------------------------------
California                      9.8%
------------------------------------
Illinois                        9.4%
------------------------------------
New York                        8.6%
------------------------------------
Colorado                        7.7%
------------------------------------
Pennsylvania                    6.9%
------------------------------------
Nevada                          5.9%
------------------------------------
Hawaii                          5.3%
------------------------------------
Washington                      4.7%
------------------------------------
Wisconsin                       4.4%
------------------------------------
Massachusetts                   2.8%
------------------------------------
North Dakota                    2.5%
------------------------------------
Utah                            2.2%
------------------------------------
Oregon                          2.1%
------------------------------------
Indiana                         2.1%
------------------------------------
Georgia                         2.1%
------------------------------------
Other                          13.2%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         19.6%
------------------------------------
Utilities                      18.9%
------------------------------------
Transportation                 13.0%
------------------------------------
Tax Obligation/General         11.6%
------------------------------------
Healthcare                     10.5%
------------------------------------
Water and Sewer                 7.9%
------------------------------------
Education and
   Civic Organizations          6.0%
------------------------------------
U.S. Guaranteed                 6.0%
------------------------------------
Other                           6.5%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

Nuveen Insured Dividend Advantage Municipal Fund

NVG

Performance
     OVERVIEW As of October 31, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                             88%
Insured and U.S. Guaranteed          4%
AAA (Uninsured)                      3%
AA (Uninsured)                       4%
A (Uninsured)                        1%


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                                 0.0775
Dec                                 0.0775
Jan                                 0.0775
Feb                                 0.0775
Mar                                 0.0775
Apr                                 0.0775
May                                 0.0775
Jun                                 0.0775
Jul                                 0.0775
Aug                                 0.0775
Sep                                 0.0775
Oct                                 0.0775


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/03                             14.88
                                    14.85
                                    14.82
                                    14.98
                                    14.98
                                    15.05
                                    15.02
                                    15.1
                                    15.2
                                    15.41
                                    15.38
                                    15.47
                                    15.4
                                    15.49
                                    15.4
                                    15.39
                                    15.64
                                    15.7
                                    15.6
                                    15.63
                                    15.61
                                    15.27
                                    14.25
                                    13.93
                                    13.72
                                    13.42
                                    13.19
                                    13.23
                                    13.73
                                    13.75
                                    13.36
                                    13.45
                                    13.73
                                    13.99
                                    13.96
                                    13.8
                                    13.91
                                    14.23
                                    14.27
                                    14.39
                                    14.6
                                    14.48
                                    14.76
                                    14.65
                                    14.85
                                    14.7
                                    14.89
                                    14.86
                                    14.99
10/31/04                            14.89


FUND SNAPSHOT
------------------------------------
Share Price                   $14.89
------------------------------------
Common Share
Net Asset Value               $15.78
------------------------------------
Premium/(Discount) to NAV     -5.64%
------------------------------------
Market Yield                   6.25%
------------------------------------
Taxable-Equivalent Yield1      8.68%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $470,389
------------------------------------
Average Effective Maturity
on Securities (Years)          19.17
------------------------------------
Leverage-Adjusted Duration      7.48
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 3/25/02)
------------------------------------
          ON SHARE PRICE    ON NAV
------------------------------------
1-Year          7.61%         9.19%
------------------------------------
Since
Inception       6.36%        10.40%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
Texas                          18.2%
------------------------------------
Indiana                        11.2%
------------------------------------
Florida                        10.8%
------------------------------------
Washington                      9.5%
------------------------------------
Illinois                        9.4%
------------------------------------
California                      6.7%
------------------------------------
Tennessee                       6.1%
------------------------------------
Pennsylvania                    3.3%
------------------------------------
Oregon                          3.0%
------------------------------------
Alabama                         2.9%
------------------------------------
Nevada                          2.8%
------------------------------------
Other                          16.1%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         23.9%
------------------------------------
Transportation                 18.2%
------------------------------------
Tax Obligation/Limited         17.4%
------------------------------------
Water and Sewer                12.8%
------------------------------------
Education and
   Civic Organizations          8.2%
------------------------------------
Utilities                       6.1%
------------------------------------
Healthcare                      5.6%
------------------------------------
Other                           7.8%
------------------------------------


1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2003 of $0.0714 per share.

Nuveen Insured Tax-Free Advantage Municipal Fund

NEA

Performance
     OVERVIEW As of October 31, 2004


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
Insured                             87%
Insured and U.S. Guaranteed          2%
AAA (Uninsured)                      3%
AA (Uninsured)                       2%
A (Uninsured)                        4%
BBB (Uninsured)                      2%


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Nov                                 0.0775
Dec                                 0.0775
Jan                                 0.0775
Feb                                 0.0775
Mar                                 0.0775
Apr                                 0.0775
May                                 0.0775
Jun                                 0.0775
Jul                                 0.0775
Aug                                 0.0775
Sep                                 0.0745
Oct                                 0.0745


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
11/1/03                             14.96
                                    14.68
                                    14.71
                                    14.89
                                    14.92
                                    14.98
                                    14.95
                                    14.9
                                    15.22
                                    15.21
                                    15.38
                                    15.4
                                    15.22
                                    15.52
                                    15.4
                                    15.4
                                    15.77
                                    15.78
                                    15.41
                                    15.52
                                    15.63
                                    15.12
                                    14.21
                                    13.64
                                    13.51
                                    13.37
                                    13.09
                                    13.14
                                    13.65
                                    13.77
                                    13.34
                                    13.2
                                    13.6
                                    13.85
                                    13.9
                                    13.58
                                    13.8
                                    14.09
                                    14.2
                                    14.18
                                    14.1
                                    14.45
                                    14.45
                                    14.54
                                    14.43
                                    14.4
                                    14.64
                                    14.83
                                    14.83
10/31/04                            14.91


FUND SNAPSHOT
------------------------------------
Share Price                   $14.91
------------------------------------
Common Share
Net Asset Value               $14.75
------------------------------------
Premium/(Discount) to NAV      1.08%
------------------------------------
Market Yield                   6.00%
------------------------------------
Taxable-Equivalent Yield1      8.33%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $273,112
------------------------------------
Average Effective Maturity
on Securities (Years)          22.54
------------------------------------
Leverage-Adjusted Duration      5.76
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/21/02)
------------------------------------
          ON SHARE PRICE    ON NAV
------------------------------------
1-Year          7.41%         8.07%
------------------------------------
Since
Inception       5.79%         7.74%
------------------------------------

STATES
(as a % of total investments)
------------------------------------
California                     18.9%
------------------------------------
Texas                           8.5%
------------------------------------
Michigan                        7.8%
------------------------------------
New York                        6.2%
------------------------------------
Washington                      6.0%
------------------------------------
Indiana                         5.8%
------------------------------------
Pennsylvania                    5.7%
------------------------------------
Alabama                         5.5%
------------------------------------
South Carolina                  4.8%
------------------------------------
Wisconsin                       4.4%
------------------------------------
Massachusetts                   3.2%
------------------------------------
Illinois                        2.6%
------------------------------------
Oregon                          2.6%
------------------------------------
Colorado                        2.5%
------------------------------------
Other                          15.5%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         28.6%
------------------------------------
Tax Obligation/Limited         27.6%
------------------------------------
Healthcare                     14.1%
------------------------------------
Utilities                      10.4%
------------------------------------
Transportation                  7.5%
------------------------------------
Water and Sewer                 6.7%
------------------------------------
Other                           5.1%
------------------------------------

1 Taxable equivalent yield represents the yield that must be earned on a fully taxable investment, in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable equivalent yield is lower.

2 The Fund also paid shareholders a capital gain distribution in December 2003 of $0.0053 per share.

Shareholder
        MEETING REPORT

The annual shareholder meeting was held on August 3, 2004, at the Northern Trust Bank, Chicago, Illinois.

                                              NQI                               NIO                              NIF
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS
REACHED AS FOLLOWS:
                                    Common and                        Common and                       Common and
                                 MuniPreferred      MuniPreferred  MuniPreferred   MuniPreferred     MuniPreferred    MuniPreferred
                                 shares voting      shares voting  shares voting   shares voting     shares voting    shares voting
                                      together           together       together        together          together         together
                                    as a class         as a class     as a class      as a class        as a class       as a class
====================================================================================================================================
Robert P. Bremner
      For                            33,111,701                --      72,857,481             --        17,592,771               --
      Withhold                          337,638                --         878,203             --           164,784               --
------------------------------------------------------------------------------------------------------------------------------------
      Total                          33,449,339                --      73,735,684             --        17,757,555               --
====================================================================================================================================
Lawrence H. Brown
      For                            33,113,486                --      72,857,277             --        17,585,253               --
      Withhold                          335,853                --         878,407             --           172,302               --
------------------------------------------------------------------------------------------------------------------------------------
      Total                          33,449,339                --      73,735,684             --        17,757,555               --
====================================================================================================================================
Jack B. Evans
      For                            33,131,224                --      72,854,999             --        17,589,378               --
      Withhold                          318,115                --         880,685             --           168,177               --
------------------------------------------------------------------------------------------------------------------------------------
      Total                          33,449,339                --      73,735,684             --        17,757,555               --
====================================================================================================================================
William C. Hunter
      For                            33,126,306                --      72,847,790             --        17,573,760               --
      Withhold                          323,033                --         887,894             --           183,795               --
------------------------------------------------------------------------------------------------------------------------------------
      Total                          33,449,339                --      73,735,684             --        17,757,555               --
====================================================================================================================================
William J. Schneider
      For                                    --            11,594              --         26,202                --            6,125
      Withhold                               --                10              --             61                --               33
------------------------------------------------------------------------------------------------------------------------------------
      Total                                  --            11,604              --         26,263                --            6,158
====================================================================================================================================
Timothy R. Schwertfeger
      For                                    --            11,593              --         26,218                --            6,125
      Withhold                               --                11              --             45                --               33
------------------------------------------------------------------------------------------------------------------------------------
      Total                                  --            11,604              --         26,263                --            6,158
====================================================================================================================================
Judith M. Stockdale
      For                            33,092,062                --      72,844,994             --        17,584,129               --
      Withhold                          357,277                --         890,690             --           173,426               --
------------------------------------------------------------------------------------------------------------------------------------
      Total                          33,449,339                --      73,735,684             --        17,757,555               --
====================================================================================================================================


                                       16

                                              NPX                               NVG                              NEA
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS WAS
REACHED AS FOLLOWS:
                                     Common and                        Common and                       Common and
                                  MuniPreferred     MuniPreferred   MuniPreferred  MuniPreferred     MuniPreferred    MuniPreferred
                                  shares voting     shares voting   shares voting  shares voting     shares voting    shares voting
                                       together          together        together       together          together         together
                                     as a class        as a class      as a class     as a class        as a class       as a class
====================================================================================================================================
Robert P. Bremner
      For                            34,563,887                --      28,559,912             --        17,988,639               --
      Withhold                          349,394                --         308,620             --           183,374               --
------------------------------------------------------------------------------------------------------------------------------------
      Total                          34,913,281                --      28,868,532             --        18,172,013               --
====================================================================================================================================
Lawrence H. Brown
      For                            34,562,842                --      28,548,402             --        18,050,572               --
      Withhold                          350,439                --         320,130             --           121,441               --
------------------------------------------------------------------------------------------------------------------------------------
      Total                          34,913,281                --      28,868,532             --        18,172,013               --
====================================================================================================================================
Jack B. Evans
      For                            34,569,807                --      28,569,272             --        18,051,257               --
      Withhold                          343,474                --         299,260             --           120,756               --
------------------------------------------------------------------------------------------------------------------------------------
      Total                          34,913,281                --      28,868,532             --        18,172,013               --
====================================================================================================================================
William C. Hunter
      For                            34,564,437                --      28,558,516             --        18,053,623               --
      Withhold                          348,844                --         310,016             --           118,390               --
------------------------------------------------------------------------------------------------------------------------------------
      Total                          34,913,281                --      28,868,532             --        18,172,013               --
====================================================================================================================================
William J. Schneider
      For                                    --            10,275              --          9,179                --            5,600
      Withhold                               --                18              --             32                --               71
------------------------------------------------------------------------------------------------------------------------------------
      Total                                  --            10,293              --          9,211                --            5,671
====================================================================================================================================
Timothy R. Schwertfeger
      For                                    --            10,275              --          9,179                --            5,600
      Withhold                               --                18              --             32                --               71
------------------------------------------------------------------------------------------------------------------------------------
      Total                                  --            10,293              --          9,211                --            5,671
====================================================================================================================================
Judith M. Stockdale
      For                            34,566,288                --      28,567,735             --        18,055,407               --
      Withhold                          346,993                --         300,797             --           116,606               --
------------------------------------------------------------------------------------------------------------------------------------
      Total                          34,913,281                --      28,868,532             --        18,172,013               --
====================================================================================================================================

Report of
   INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM



THE BOARD OF DIRECTORS/TRUSTEES AND SHAREHOLDERS
NUVEEN INSURED QUALITY MUNICIPAL FUND, INC.
NUVEEN INSURED MUNICIPAL OPPORTUNITY FUND, INC.
NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC.
NUVEEN INSURED PREMIUM INCOME MUNICIPAL FUND 2
NUVEEN INSURED DIVIDEND ADVANTAGE MUNICIPAL FUND
NUVEEN INSURED TAX-FREE ADVANTAGE MUNICIPAL FUND


We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Nuveen Insured Quality Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Insured Premium Income Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund and Nuveen Insured Tax-Free Advantage Municipal Fund as of October 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned as of October 31, 2004, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Nuveen Insured Quality Municipal Fund, Inc., Nuveen Insured Municipal Opportunity Fund, Inc., Nuveen Premier Insured Municipal Income Fund, Inc., Nuveen Insured Premium Income Municipal Fund 2, Nuveen Insured Dividend Advantage Municipal Fund and Nuveen Insured Tax-Free Advantage Municipal Fund at October 31, 2004, the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the periods indicated therein in conformity with U.S. generally accepted accounting principles.

                                                            /s/Ernst & Young LLP

Chicago, Illinois
December 15, 2004

                            Nuveen Insured Quality Municipal Fund, Inc. (NQI)
                            Portfolio of
                                    INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.2% (0.1% OF TOTAL INVESTMENTS)

$       1,135   Birmingham Waterworks and Sewerage Board, Alabama,                    1/13 at 100.00         AAA     $    1,236,719
                 Water and Sewerage Revenue Bonds, Series 2002B,
                 5.250%, 1/01/20 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 2.1% (1.4% OF TOTAL INVESTMENTS)

        2,730   Maricopa County Union High School District 210, Phoenix,              7/14 at 100.00         AAA          3,047,990
                 Arizona, General Obligation Bonds, Series 2004A,
                 5.000%, 7/01/15 - FSA Insured

        9,200   Phoenix, Arizona, Civic Improvement Corporation, Senior               7/12 at 100.00         AAA          9,498,264
                 Lien Airport Revenue Bonds, Series 2002B,
                 5.250%, 7/01/32 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.6% (0.4% OF TOTAL INVESTMENTS)

        3,800   Arkansas Development Finance Authority, FNMA/GNMA                     7/05 at 102.00         AAA          3,901,802
                 Mortgage-Backed Securities Program Single Family
                 Mortgage Bonds, Series 1995B, 6.700%, 7/01/27
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 21.8% (14.5% OF TOTAL INVESTMENTS)

        7,885   Alameda County, California, Certificates of Participation,            9/06 at 102.00         AAA          8,592,994
                 Alameda County Public Facilities Corporation, Series 1991,
                 6.000%, 9/01/21 (Pre-refunded to 9/01/06) - MBIA Insured

       13,175   California Pollution Control Financing Authority, Revenue             9/09 at 101.00         AAA         14,181,043
                 Refunding Bonds, Southern California Edison Company,
                 Series 1999A, 5.450%, 9/01/29 - MBIA Insured

        9,000   California, General Obligation Bonds, Series 2002,                   10/12 at 100.00         AAA          9,225,000
                 5.000%, 10/01/32 - MBIA Insured

       20,500   California, General Obligation Refunding Bonds, Series 2002,          4/12 at 100.00         AAA         21,133,450
                 5.000%, 4/01/27 - AMBAC Insured

        3,750   California, General Obligation Bonds, Series 2004,                    4/14 at 100.00         AAA          3,862,050
                 5.000%, 4/01/31 - AMBAC Insured

        5,500   California Statewide Community Development Authority,                 1/05 at 102.00         AAA          5,630,075
                 Certificates of Participation, Salk Institute for Biological
                 Studies, Series 1994, 6.200%, 7/01/24 - CONNIE LEE/
                 AMBAC Insured

                Foothill/Eastern Transportation Corridor Agency, California,
                Toll Road Revenue Refunding Bonds, Series 1999:
       22,985    0.000%, 1/15/24 - MBIA Insured                                        1/10 at 44.52         AAA          7,725,948
       22,000    0.000%, 1/15/31 - MBIA Insured                                        1/10 at 29.11         AAA          4,759,700
       50,000    0.000%, 1/15/37 - MBIA Insured                                        1/10 at 20.19         AAA          7,495,000

        5,000   Garden Grove, California, Certificates of Participation,              3/12 at 101.00         AAA          5,197,950
                 Financing Project, Series 2002A, 5.125%, 3/01/32 -
                 AMBAC Insured

        5,000   Inland Empire Solid Waste Financing Authority, California,            8/06 at 102.00         AAA          5,434,950
                 Revenue Bonds, Landfill Improvement Financing Project,
                 Series 1996B, 6.000%, 8/01/16 (Alternative Minimum Tax)
                 (Pre-refunded to 8/01/06) - FSA Insured

        5,483   Moreno Valley Public Finance Authority, California, GNMA              1/12 at 105.00         Aaa          6,123,414
                 Collateralized Assisted Living Housing Revenue Bonds,
                 CDC Assisted Living Project, Series 2000A, 7.500%, 1/20/42

        6,060   Ontario Redevelopment Financing Authority, San Bernardino             2/05 at 101.00         AAA          6,201,865
                 County, California, Revenue Bonds, Redevelopment Project 1,
                 Series 1993, 5.850%, 8/01/22 - MBIA Insured

        3,615   Pasadena Unified School District, Los Angeles County,                 5/13 at 100.00         AAA          3,800,233
                 California, General Obligation Bonds, Series 2003D,
                 5.000%, 5/01/24 - MBIA Insured

        2,000   San Diego Redevelopment Agency, California, Subordinate               9/14 at 100.00         AAA          2,136,900
                 Lien Tax Allocation Bonds, Centre City Project, Series 2004A,
                 5.000%, 9/01/21 - XLCA Insured

                San Francisco Airports Commission, California, Revenue Refunding
                Bonds, San Francisco International Airport, Second Series 2001,
                Issue 27A:
        7,200    5.125%, 5/01/21 (Alternative Minimum Tax) - MBIA Insured             5/11 at 100.00         AAA          7,498,728
       12,690    5.250%, 5/01/31 (Alternative Minimum Tax) - MBIA Insured             5/11 at 100.00         AAA         13,030,727


                                       19


                        Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                             Portfolio of INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                COLORADO - 1.7% (1.1% OF TOTAL INVESTMENTS)

$       5,630   Arapahoe County Capital Improvement Trust Fund,                       8/05 at 103.00         AAA     $    5,999,441
                 Colorado, Vehicle Registration Fee Revenue Bonds,
                 Highway E-470 Project, Series 1986A, 6.150%, 8/31/26
                 (Pre-refunded to 8/31/05) - MBIA Insured

        3,750   Denver, Colorado, Airport System Revenue Bonds,                      11/06 at 101.00         AAA          3,990,525
                 Series 1996D, 5.500%, 11/15/25 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.4% (0.9% OF TOTAL INVESTMENTS)

        8,000   Washington Convention Center Authority, District of                  10/08 at 101.00         AAA          8,505,520
                 Columbia, Senior Lien Dedicated Tax Revenue Bonds,
                 Series 1998, 5.000%, 10/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 7.2% (4.8% OF TOTAL INVESTMENTS)

        3,250   Florida State Board of Education, Full Faith and Credit Public        6/13 at 101.00         AAA          3,475,875
                 Education Capital Outlay Bonds, Series 2003J,
                 5.000%, 6/01/22 - AMBAC Insured

        2,180   Florida Municipal Loan Council, Revenue Bonds, Series 2003A,            No Opt. Call         AAA          2,470,202
                 5.250%, 5/01/13 - MBIA Insured

       20,000   Lee County, Florida, Airport Revenue Bonds, Series 2000A,            10/10 at 101.00         AAA         21,768,400
                 5.750%, 10/01/25 (Alternative Minimum Tax) - FSA Insured

        4,115   Miami-Dade County Housing Finance Authority, Florida,                 7/11 at 100.00         AAA          4,317,458
                 Multifamily Housing Revenue Bonds, Monterey Pointe
                 Apartments, Series 2001-2A, 5.850%, 7/01/37 (Alternative
                 Minimum Tax) - FSA Insured

        7,000   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA          7,280,140
                 Miami International Airport, Series 2002, 5.375%, 10/01/32
                 (Alternative Minimum Tax) - FGIC Insured

        3,780   Palm Beach County School Board, Florida, Certificates                 8/13 at 100.00         AAA          4,160,797
                 of Participation, Series 2003A, 5.000%, 8/01/16 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.2% (0.1% OF TOTAL INVESTMENTS)

        1,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                11/14 at 100.00         AAA          1,070,290
                 Series 2004, 5.000%, 11/01/22 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 6.1% (4.0% OF TOTAL INVESTMENTS)

        1,620   Hawaii County, Hawaii, General Obligation Bonds,                      7/13 at 100.00         AAA          1,730,079
                 Series 2003A, 5.000%, 7/15/21 - FSA Insured

                Hawaii Department of Transportation, Airport System
                Revenue Refunding Bonds, Series 2000B:
        8,785    6.625%, 7/01/18 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA         10,164,596
        7,000    6.000%, 7/01/19 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA          7,839,090

       16,180   Hawaii Department of Budget and Finance, Special Purpose              5/06 at 101.00         AAA         17,163,097
                 Revenue Bonds, Hawaiian Electric Company Inc.,
                 Series 1996A, 6.200%, 5/01/26 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 18.4% (12.2% OF TOTAL INVESTMENTS)

       10,000   Chicago, Illinois, General Obligation Bonds, Series 1995,             7/05 at 102.00         AAA         10,488,800
                 6.125%, 1/01/16 (Pre-refunded to 7/01/05) - AMBAC Insured

        6,000   Chicago, Illinois, General Airport Second Lien Revenue                1/05 at 102.00         AAA          6,162,480
                 Refunding Bonds, O'Hare International Airport, Series 1994A,
                 6.375%, 1/01/12 - MBIA Insured

        9,500   Chicago, Illinois, General Airport Second Lien Revenue                1/10 at 101.00         AAA         10,257,530
                 Refunding Bonds, O'Hare International Airport, Series 1999,
                 5.500%, 1/01/15 (Alternative Minimum Tax) -
                 AMBAC Insured

        7,165   Illinois Development Finance Authority, Revenue Bonds,                8/09 at 101.00         AAA          8,145,674
                 Bradley University Project, Series 1999, 5.500%, 8/01/29
                 (Pre-refunded to 8/01/09) - AMBAC Insured

       25,000   Illinois Health Facilities Authority, Revenue Bonds, Iowa             2/10 at 101.00         AAA         27,758,750
                 Health System, Series 2000, 5.875%, 2/15/30 -
                 AMBAC Insured

       15,785   Illinois, General Obligation Bonds, Illinois FIRST Program,           4/12 at 100.00         AAA         16,644,651
                 Series 2002, 5.250%, 4/01/27 - FSA Insured

       13,275   Illinois, General Obligation Bonds, Illinois FIRST Program,           5/11 at 100.00         AAA         13,994,771
                 Series 2001, 5.250%, 5/01/26 - FSA Insured

       18,000   Metropolitan Pier and Exposition Authority, Illinois,                   No Opt. Call         AAA          6,609,420
                 Revenue Bonds, McCormick Place Expansion Project,
                 Series 2002A, 0.000%, 12/15/24 - MBIA Insured

       10,000   University of Illinois, Certificates of Participation,                8/11 at 100.00         AAA         11,340,400
                 Utility Infrastructure Projects, Series 2001B, 5.250%, 8/15/21
                 (Pre-refunded to 8/15/11) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 2.4% (1.6% OF TOTAL INVESTMENTS)

                Hammond Multi-School Building Corporation, Lake County, Indiana,
                First Mortgage Revenue Bonds, Series 2003B:
        2,550    5.000%, 7/15/17 - FGIC Insured                                       7/13 at 100.00         AAA          2,756,320
        1,610    5.000%, 7/15/19 - FGIC Insured                                       7/13 at 100.00         AAA          1,725,518


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA (continued)

$       7,790   Indiana Transportation Finance Authority, Highway Revenue               No Opt. Call         AAA     $    9,959,203
                 Bonds, Series 1990A, 7.250%, 6/01/15 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.5% (0.4% OF TOTAL INVESTMENTS)

        3,000   Wichita, Kansas, Water and Sewer Utility Revenue Bonds,              10/13 at 100.00         AAA          3,210,390
                 Series 2003, 5.000%, 10/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 4.2% (2.8% OF TOTAL INVESTMENTS)

                Kentucky Economic Development Finance Authority, Health
                System Revenue Bonds, Norton Healthcare Inc., Series 2000C:
        6,345    0.000%, 10/01/27 - MBIA Insured                                     10/13 at 101.00         AAA          6,625,512
       18,185    0.000%, 10/01/28 - MBIA Insured                                     10/13 at 101.00         AAA         18,911,854


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.0% (2.0% OF TOTAL INVESTMENTS)

       13,170   New Orleans, Louisiana, General Obligation Refunding                 10/05 at 101.00         AAA         13,829,422
                 Bonds, Series 1995, 6.200%, 10/01/21 - AMBAC Insured

        4,045   Orleans Levee District, Louisiana, Levee District General            12/05 at 103.00         AAA          4,338,020
                 Obligation Bonds, Series 1986, 5.950%, 11/01/15 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 1.5% (1.0% OF TOTAL INVESTMENTS)

        8,000   Maine Health and Higher Educational Facilities Authority,             7/09 at 101.00         AAA          8,940,320
                 Revenue Bonds, Series 1999B, 6.000%, 7/01/29 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.4% (0.9% OF TOTAL INVESTMENTS)

        7,535   Maryland Transportation Authority, Airport Parking Revenue            3/12 at 101.00         AAA          8,264,765
                 Bonds, Baltimore-Washington International Airport
                 Passenger Facility, Series 2002B, 5.500%, 3/01/18
                 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 1.8% (1.2% OF TOTAL INVESTMENTS)

        5,000   Massachusetts Bay Transportation Authority, Senior                    7/12 at 100.00         AAA          5,152,850
                 Sales Tax Revenue Refunding Bonds, Series 2002A,
                 5.000%, 7/01/27 - FGIC Insured

                Massachusetts, Special Obligation Dedicated Tax Revenue
                Bonds, Series 2004:
        1,250    5.250%, 1/01/21 - FGIC Insured                                       1/14 at 100.00         AAA          1,366,400
        1,000    5.250%, 1/01/22 - FGIC Insured                                       1/14 at 100.00         AAA          1,086,720
        1,195    5.250%, 1/01/23 - FGIC Insured                                       1/14 at 100.00         AAA          1,292,942
        2,000    5.250%, 1/01/24 - FGIC Insured                                       1/14 at 100.00         AAA          2,156,000


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 0.8% (0.5% OF TOTAL INVESTMENTS)

        4,750   Michigan Strategic Fund, Collateralized Limited Obligation            9/09 at 102.00         AAA          4,998,235
                 Pollution Control Revenue Refunding Bonds, Detroit Edison
                 Company, Series 1999A, 5.550%, 9/01/29 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 0.0% (0.0% OF TOTAL INVESTMENTS)

          127   St. Louis Park, Minnesota, GNMA Mortgage-Backed                       4/05 at 100.00         Aaa            127,083
                 Securities Program, Single Family Residential Mortgage
                 Revenue Bonds, Series 1991A, 7.250%, 4/20/23


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.6% (1.1% OF TOTAL INVESTMENTS)

        2,545   Harrison County Wastewater Management District,                         No Opt. Call         AAA          3,457,535
                 Mississippi, Wastewater Treatment Facilities Revenue
                 Refunding Bonds, Series 1991A, 8.500%, 2/01/13 -
                 FGIC Insured

        2,715   Harrison County Wastewater Management District,                         No Opt. Call         AAA          3,598,542
                 Mississippi, Wastewater Treatment Facilities Revenue
                 Refunding Bonds, Series 1991B, 7.750%, 2/01/14 -
                 FGIC Insured

        2,685   Mississippi Home Corporation, GNMA Collateralized Single              6/06 at 105.00         Aaa          2,824,754
                 Family Mortgage Revenue Bonds, Series 1996C,
                 7.600%, 6/01/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.9% (0.6% OF TOTAL INVESTMENTS)

        5,000   St. Louis Municipal Finance Corporation, Missouri, Leasehold          2/06 at 102.00         AAA          5,360,350
                 Revenue Bonds, City Justice Center, Series 1996A,
                 6.000%, 2/15/19 (Pre-refunded to 2/15/06) -
                 AMBAC Insured


                                       21


                        Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                             Portfolio of INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 6.8% (4.5% OF TOTAL INVESTMENTS)

$      33,700   Director of Nevada State Department of Business and                   1/10 at 100.00         AAA     $   34,958,358
                 Industry, Revenue Bonds, Las Vegas Monorail Project,
                 First Tier, Series 2000, 5.375%, 1/01/40 - AMBAC Insured

        5,720   Reno, Nevada, Senior Lien Sales and Room Tax Revenue                  6/12 at 100.00         AAA          5,908,074
                 Bonds, Reno Transportation Rail Access Corridor Project,
                 Series 2002, 5.125%, 6/01/32 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 0.6% (0.4% OF TOTAL INVESTMENTS)

                New Jersey Economic Development Authority, Revenue
                Bonds, Motor Vehicle Surcharge, Series 2004A:
        1,700    5.000%, 7/01/22 - MBIA Insured                                       7/14 at 100.00         AAA          1,814,767
        1,700    5.000%, 7/01/23 - MBIA Insured                                       7/14 at 100.00         AAA          1,803,615


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 1.8% (1.2% OF TOTAL INVESTMENTS)

        6,000   Farmington, New Mexico, Pollution Control Revenue                     4/05 at 100.00          A3          6,147,000
                 Refunding Bonds, Southern California Edison Company -
                 Four Corners Project, Series 1991A, 7.200%, 4/01/21

                New Mexico Finance Authority, Public Project Revolving
                Revenue Bonds, Series 2004C:
        1,420    5.000%, 6/01/22 - AMBAC Insured                                      6/14 at 100.00         AAA          1,515,211
        3,290    5.000%, 6/01/23 - AMBAC Insured                                      6/14 at 100.00         AAA          3,489,210


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 16.9% (11.2% OF TOTAL INVESTMENTS)

        8,000   Metropolitan Transportation Authority, New York, State                7/12 at 100.00         AAA          8,338,320
                 Service Contract Refunding Bonds, Series 2002A,
                 5.000%, 7/01/25 - FGIC Insured

        4,500   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA          4,627,395
                 Dedicated Tax Fund Bonds, Series 2002A,
                 5.000%, 11/15/32 - FSA Insured

                New York City, New York, General Obligation Bonds,
                Fiscal Series 1991A:
        2,000    8.000%, 3/15/11 - FSA Insured                                        3/05 at 100.00         AAA          2,355,540
        6,000    7.250%, 3/15/19 - FSA Insured                                        3/05 at 100.00         AAA          7,092,060

       10,335   New York City Municipal Water Finance Authority,                      6/05 at 101.00         AAA         10,712,641
                 New York, Water and Sewerage System Revenue
                 Bonds, Fiscal Series 1996A, 6.000%, 6/15/25
                 (Pre-refunded to 6/15/05) - MBIA Insured

       11,760   Dormitory Authority of the State of New York, Court                   5/10 at 101.00         AAA         13,182,960
                 Facilities Lease Revenue Bonds, Series 1999,
                 5.750%, 5/15/30 - AMBAC Insured

        7,000   New York State Energy Research and Development                        7/05 at 102.00          A1          7,297,780
                 Authority, Facilities Revenue Refunding Bonds, Consolidated
                 Edison Company Inc., Series 1995A, 6.100%, 8/15/20

       10,875   New York State Housing Finance Agency, Housing Project                5/06 at 102.00         AAA         11,268,893
                 Mortgage Revenue Refunding Bonds, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured

        4,200   New York State Mortgage Agency, Homeowner Mortgage                   10/09 at 100.00         AAA          4,434,150
                 Revenue Bonds, Series 82, 5.550%, 10/01/19 (Alternative
                 Minimum Tax) - MBIA Insured

       12,000   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         AAA         12,420,240
                 FHA-Insured Mortgage Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1994A, 6.900%, 8/15/34
                 (Pre-refunded to 2/15/05) - AMBAC Insured

       15,000   Dormitory Authority of the State of New York, Revenue                10/12 at 100.00         AAA         17,115,300
                 Bonds, School Districts Financing Program, Series 2002D,
                 5.500%, 10/01/17 - MBIA Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Local Government Assistance Corporation Dedicated Revenue Bonds,
                Series 2004A:
        1,630    5.000%, 10/15/24 (WI, settling 11/04/04) - MBIA Insured             10/14 at 100.00         AAA          1,729,088
        1,675    5.000%, 10/15/25 (WI, settling 11/04/04) - MBIA Insured             10/14 at 100.00         AAA          1,765,685


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,720   Union County, North Carolina, Certificates of Participation,          6/13 at 101.00         AAA          1,889,747
                 Series 2003, 5.000%, 6/01/16 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 3.4% (2.3% OF TOTAL INVESTMENTS)

       20,000   Mercer County, North Dakota, Pollution Control Revenue                1/05 at 102.00         AAA         20,539,400
                 Refunding Bonds, Basin Electric Power Cooperative -
                 Antelope Valley Unit 1 and Common Facilities, Second
                 Series 1995, 6.050%, 1/01/19 - AMBAC Insured


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 2.2% (1.4% OF TOTAL INVESTMENTS)

$       7,000   Cleveland State University, Ohio, General Receipts Bonds,             6/14 at 100.00         AAA     $    7,770,420
                 Series 2004, 5.250%, 6/01/19 - FGIC Insured

        5,000   Lorain County, Ohio, Health Facilities Revenue Bonds,                 9/09 at 102.00         AAA          5,372,350
                 Catholic Healthcare Partners, Series 1999A,
                 5.500%, 9/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 2.5% (1.6% OF TOTAL INVESTMENTS)

        7,000   Allegheny County, Pennsylvania, Airport Revenue Refunding             1/08 at 101.00         AAA          7,380,660
                 Bonds, Pittsburgh International Airport, Series 1997A,
                 5.250%, 1/01/16 (Alternative Minimum Tax) - MBIA Insured

        7,250   Lehigh County Industrial Development Authority,                       8/05 at 102.00         AAA          7,612,283
                 Pennsylvania, Pollution Control Revenue Refunding Bonds,
                 Pennsylvania Power and Light Company Project,
                 Series 1995A, 6.150%, 8/01/29 - MBIA Insured

------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 1.0% (0.6% OF TOTAL INVESTMENTS)

        5,000   Puerto Rico Highway and Transportation Authority,                       No Opt. Call         AAA          5,911,700
                 Highway Revenue Bonds, Series 2003AA,
                 5.500%, 7/01/16 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.8% (0.5% OF TOTAL INVESTMENTS)

                Knox County Health, Educational and Housing Facilities Board,
                Tennessee, Hospital Revenue Refunding Bonds, Covenant Health,
                Series 2002A:
        7,500    0.000%, 1/01/24 - FSA Insured                                         1/13 at 52.75         AAA          2,574,675
        5,000    0.000%, 1/01/25 - FSA Insured                                         1/13 at 49.71         AAA          1,608,900
        2,750    0.000%, 1/01/26 - FSA Insured                                         1/13 at 46.78         AAA            827,640


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 22.1% (14.6% OF TOTAL INVESTMENTS)

        8,000   Abilene Health Facilities Development Corporation, Texas,             9/05 at 102.00         AAA          8,410,800
                 Hospital Revenue Refunding and Improvement Bonds,
                 Hendrick Medical Center Project, Series 1995C,
                 6.150%, 9/01/25 - MBIA Insured

        5,275   Austin, Texas, Combined Utility System Revenue Refunding             11/07 at 100.00         AAA          5,596,037
                 Bonds, Series 1997, 5.125%, 11/15/20 - FSA Insured

        3,135   Corpus Christi, Texas, Utility System Revenue Bonds,                  7/14 at 100.00         AAA          3,446,274
                 Series 2004, 5.250%, 7/15/20 - FSA Insured

        3,000   Dallas-Ft. Worth International Airport, Texas, Joint Revenue         11/11 at 100.00         AAA          3,378,450
                 Refunding and Improvement Bonds, Series 2001A,
                 5.750%, 11/01/13 (Alternative Minimum Tax) - FGIC Insured

        3,735   Grand Prairie Independent School District, Dallas County,             2/13 at 100.00         AAA          3,868,153
                 Texas, General Obligation Bonds, Series 2003,
                 5.125%, 2/15/31 - FSA Insured

                Harris County Hospital District, Texas, Revenue Refunding
                Bonds, Series 1990:
        1,725    7.400%, 2/15/10 - AMBAC Insured                                        No Opt. Call         AAA          1,880,681
        2,580    7.400%, 2/15/10 - AMBAC Insured                                        No Opt. Call         AAA          2,929,796

        4,500   Houston, Texas, General Obligation Public Improvement                 3/11 at 100.00         AAA          4,702,095
                 Bonds, Series 2001A, 5.000%, 3/01/22 - FSA Insured

        4,685   Houston, Texas, Subordinate Lien Airport System Revenue               7/10 at 100.00         AAA          5,053,007
                 Bonds, Series 2000A, 5.500%, 7/01/19 (Alternative
                 Minimum Tax) - FSA Insured

        5,000   Houston, Texas, First Lien Combined Utility System Revenue            5/14 at 100.00         AAA          5,386,800
                 Bonds, Series 2004A, 5.250%, 5/15/24 - FGIC Insured

       17,000   Houston, Texas, Junior Lien Water and Sewerage System                   No Opt. Call         AAA         20,052,520
                 Revenue Refunding Bonds, Series 2002A,
                 5.750%, 12/01/32 - FSA Insured

       19,200   Jefferson County Health Facilities Development                        8/11 at 100.00         AAA         20,118,144
                 Corporation, Texas, FHA-Insured Mortgage Revenue
                 Bonds, Baptist Hospital of Southeast Texas, Series 2001,
                 5.400%, 8/15/31 - AMBAC Insured

        6,000   Laredo Community College District, Texas, Limited Tax                 8/10 at 100.00         AAA          6,428,280
                 General Obligation Bonds, Series 2001, 5.375%, 8/01/31 -
                 AMBAC Insured

       22,045   North Central Texas Health Facilities Development                     8/12 at 101.00         AAA         23,021,594
                 Corporation, Revenue Bonds, Children's Medical Center
                 of Dallas, Series 2002, 5.250%, 8/15/32 - AMBAC Insured

       17,429   Tarrant County Housing Finance Corporation, Texas, GNMA               3/12 at 105.00         Aaa         18,721,360
                 Collateralized Mortgage Loan Multifamily Housing Revenue
                 Bonds, Bardin Green Apartments Project, Series 2001,
                 6.600%, 9/20/42


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.8% (0.6% OF TOTAL INVESTMENTS)

        4,655   Salt Lake City, Utah, Hospital Revenue Refunding Bonds,              11/04 at 100.00         AAA          5,031,962
                 IHC Hospitals Inc., Series 1988A, 8.000%, 5/15/07


                                       23


                        Nuveen Insured Quality Municipal Fund, Inc. (NQI) (continued)
                             Portfolio of INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 11.1% (7.4% OF TOTAL INVESTMENTS)

$      10,730   Chelan County Public Utility District 1, Washington, Hydro            7/11 at 101.00         AAA     $   11,459,640
                 Consolidated System Revenue Refunding Bonds,
                 Series 2001C, 5.650%, 7/01/32 (Alternative Minimum
                 Tax) - MBIA Insured

        4,670   Seattle Housing Authority, Washington, GNMA Collateralized            9/11 at 102.00         AAA          5,157,173
                 Mortgage Loan Low Income Housing Assistance Revenue
                 Bonds, RHF/Esperanza Apartments Project, Series 2000A,
                 6.125%, 3/20/42 (Alternative Minimum Tax)

       15,025   Seattle Housing Authority, Washington, GNMA Collateralized           11/11 at 105.00         AAA         17,248,850
                 Mortgage Loan Low Income Housing Assistance Revenue
                 Bonds, Park Place Project, Series 2000A, 7.000%, 5/20/42

        5,000   Seattle, Washington, Municipal Light and Power Revenue               12/10 at 100.00         AAA          5,486,850
                 Bonds, Series 2000, 5.250%, 12/01/21 - FSA Insured

        1,600   Vancouver, Washington, Water and Sewerage Revenue                       No Opt. Call         AAA          1,816,735
                 Bonds, Series 2004, 5.250%, 6/01/14 - FGIC Insured

       10,000   Washington, General Obligation Refunding Bonds,                       1/12 at 100.00         AAA         10,633,700
                 Series R-2003A, 5.000%, 1/01/19 - MBIA Insured

        2,500   Washington State Healthcare Facilities Authority, Revenue            12/09 at 101.00         AAA          2,752,274
                 Bonds, Providence Services, Series 1999, 5.375%, 12/01/19 -
                 MBIA Insured

       11,750   Washington State Public Power Supply System, Revenue                  7/08 at 102.00         AAA         12,797,747
                 Refunding Bonds, Nuclear Project 1, Series 1998A,
                 5.125%, 7/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.3% (1.5% OF TOTAL INVESTMENTS)

       12,845   West Virginia Water Development Authority, Infrastructure            10/10 at 100.00         AAA         13,945,431
                 Revenue Bonds, West Virginia Infrastructure and Jobs
                 Development Council Program, Series 2000A,
                 5.500%, 10/01/39 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 0.4% (0.2% OF TOTAL INVESTMENTS)

        2,180   Green Bay, Wisconsin, Water System Revenue Bonds,                    11/14 at 100.00         Aaa          2,269,707
                 Series 2004, 5.000%, 11/01/26 - FSA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     947,209   Total Long-Term Investments (cost $849,599,816) - 150.8%                                                912,093,645
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.3% (0.2% OF TOTAL INVESTMENTS)

        1,900   California Statewide Community Development Authority,                                       A-1+          1,900,000
                 Certificates of Participation, John Muir/Mt. Diablo Health
                 System, Variable Rate Demand Obligations, Series 1997,
                 1.650%, 8/15/27 - AMBAC Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       1,900   Total Short-Term Investments (cost $1,900,000)                                                            1,900,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $851,499,816) - 151.1%                                                          913,993,645
                -------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                      9,033,970
                -------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.6)%                                                       (318,000,000)
                -------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  605,027,615
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

               (WI) Security purchased on a when-issued basis.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Insured Municipal Opportunity Fund, Inc. (NIO)
                        Portfolio of
                                INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 15.5% (10.3% OF TOTAL INVESTMENTS)

$       3,815   Alabama Housing Finance Authority, GNMA Collateralized                7/05 at 103.00         Aaa     $    3,969,202
                 Multifamily Housing Revenue Refunding Bonds, Royal Hills
                 Apartments, Series 1995F, 6.500%, 7/20/30

       11,000   Birmingham Special Care Facilities Financing Authority,               5/05 at 102.00         AAA         11,420,860
                 Alabama, Revenue Bonds, Baptist Health System Inc.,
                 Series 1995B, 5.875%, 11/15/20 - MBIA Insured

                Birmingham Special Care Facilities Financing Authority,
                Alabama, Revenue Bonds, Baptist Health System Inc.,
                Series 1996A:
        7,465    5.875%, 11/15/19 - MBIA Insured                                     11/06 at 102.00         AAA          8,139,090
        1,750    5.875%, 11/15/26 - MBIA Insured                                     11/06 at 102.00         AAA          1,883,963

       11,175   Hoover Board of Education, Alabama, Capital Outlay Tax                2/11 at 100.00         AAA         12,088,892
                 Anticipation Warrants, Series 2001, 5.250%, 2/15/22 -
                 MBIA Insured

                Jefferson County, Alabama, Sewer Revenue Refunding
                Warrants, Series 1997A:
       25,825    5.375%, 2/01/27 (Pre-refunded to 2/01/07) - FGIC Insured             2/07 at 100.00         AAA         27,707,901
       10,195    5.375%, 2/01/27 - FGIC Insured                                       2/07 at 100.00         AAA         10,684,870

                Jefferson County, Alabama, Sewer Revenue Capital
                Improvement Warrants, Series 1999A:
       10,815    5.000%, 2/01/33 (Pre-refunded to 2/01/09) - FGIC Insured             2/09 at 101.00         AAA         11,934,569
        9,790    5.000%, 2/01/33 (Pre-refunded to 2/01/09) - FGIC Insured             2/09 at 101.00         AAA         10,836,943
       12,000    5.375%, 2/01/36 (Pre-refunded to 2/01/09) - FGIC Insured             2/09 at 101.00         AAA         13,463,520
       29,860    5.750%, 2/01/38 (Pre-refunded to 2/01/09) - FGIC Insured             2/09 at 101.00         AAA         33,950,521

       18,760   Jefferson County, Alabama, Sewer Revenue Capitol                      2/11 at 101.00         AAA         20,924,341
                 Improvement Warrants, Series 2001A, 5.000%, 2/01/41
                 (Pre-refunded to 2/01/11) - FGIC Insured

                Jefferson County, Alabama, Sewer Revenue Capital
                Improvement Warrants, Series 2002B:
        2,500    5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured             8/12 at 100.00         AAA          2,816,750
        2,500    5.125%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured             8/12 at 100.00         AAA          2,831,400

                Jefferson County, Alabama, Sewer Revenue Capital
                Improvement Warrants, Series 2002D:
          425    5.000%, 2/01/38 (Pre-refunded to 8/01/12) - FGIC Insured             8/12 at 100.00         AAA            475,235
        1,940    5.000%, 2/01/38 (Pre-refunded to 8/01/12) - FGIC Insured             8/12 at 100.00         AAA          2,180,618
       14,800    5.000%, 2/01/42 (Pre-refunded to 8/01/12) - FGIC Insured             8/12 at 100.00         AAA         16,635,644

        5,240   Jefferson County, Alabama, Sewer Revenue Refunding                    2/11 at 101.00         AAA          5,869,953
                 Warrants, Series 2003B, 5.000%, 2/01/41 (Pre-refunded
                 to 2/01/11) - FGIC Insured

        4,250   Shelby County Board of Education, Alabama, General                    2/05 at 102.00         AAA          4,377,033
                 Obligation Refunding Warrants, Series 1995,
                 5.875%, 2/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 2.5% (1.7% OF TOTAL INVESTMENTS)

       11,245   Alaska Housing Finance Corporation, General Mortgage                  6/09 at 100.00         AAA         11,751,812
                 Revenue Bonds, Series 1999A, 6.050%, 6/01/39 -
                 MBIA Insured

       11,460   Alaska Housing Finance Corporation, Governmental                     12/05 at 102.00         AAA         11,829,700
                 Purpose Bonds, Series 1995A, 5.875%, 12/01/30 -
                 MBIA Insured

        2,680   Alaska Housing Finance Corporation, Collateralized Veterans          12/09 at 100.00         AAA          2,811,454
                 Mortgage Program Bonds, First Series 1999A-2,
                 6.250%, 6/01/39 (Alternative Minimum Tax)

        3,190   Alaska Housing Finance Corporation, Collateralized Veterans          12/09 at 100.00         AAA          3,374,127
                 Mortgage Program Bonds, First Series 1999A-1,
                 6.150%, 6/01/39

        3,000   Alaska Student Loan Corporation, Student Loan Revenue                 7/08 at 100.00         AAA          3,144,480
                 Bonds, Series 1998A, 5.250%, 7/01/14 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 0.8% (0.5% OF TOTAL INVESTMENTS)

        1,000   Maricopa County Union High School District 210, Phoenix,              7/14 at 100.00         AAA          1,069,970
                 Arizona, General Obligation Bonds, Series 2004A,
                 5.000%, 7/01/22 - FSA Insured


                                       25


                        Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                             Portfolio of INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA (continued)

$       6,770   Pima County Industrial Development Authority, Arizona,                1/05 at 101.50         AAA     $    7,151,151
                 Lease Obligation Revenue Refunding Bonds, Tucson
                 Electric Power Company, Series 1988A, 7.250%, 7/15/10 -
                 FSA Insured

        2,000   Yuma County Industrial Development Authority, Arizona,                8/11 at 101.00         AAA          2,302,980
                 Hospital Revenue Bonds, Yuma Regional Medical Center,
                 Series 2001, 5.500%, 8/01/20 (Pre-refunded to 8/01/11) -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 28.1% (18.7% OF TOTAL INVESTMENTS)

                California Rural Home Mortgage Finance Authority, Single Family
                Mortgage Revenue Bonds, GNMA Mortgage-Backed Securities Program,
                Series 1996A:
          105    7.550%, 11/01/26 (Alternative Minimum Tax)                             No Opt. Call         AAA            105,301
           85    7.750%, 5/01/27 (Alternative Minimum Tax)                              No Opt. Call         AAA             85,242

        4,500   California, General Obligation Bonds, Series 1998,                   10/08 at 101.00         AAA          4,817,565
                 5.000%, 10/01/19 - FGIC Insured

       10,000   California Department of Veterans Affairs, Home Purchase              6/12 at 101.00         AAA         10,740,600
                 Revenue Bonds, Series 2002A, 5.300%, 12/01/21 -
                 AMBAC Insured

        4,135   California Housing Finance Agency, Home Mortgage Revenue              11/10 at 55.40         AAA          1,692,414
                 Bonds, Series 2000Y, 0.000%, 8/01/20 (Alternative
                 Minimum Tax) - FSA Insured

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
       30,000    5.375%, 5/01/17 - XLCA Insured                                       5/12 at 101.00         AAA         33,400,800
       35,000    5.375%, 5/01/18 - AMBAC Insured                                      5/12 at 101.00         AAA         38,822,000

       20,000   Cucamonga County Water District, San Bernardino County,               9/11 at 101.00         AAA         20,663,200
                 California, Certificates of Participation, Water Shares
                 Purchase, Series 2000, 5.125%, 9/01/35 - FGIC Insured

        5,000   Long Beach Bond Financing Authority, California, Lease               11/11 at 101.00         AAA          5,254,900
                 Revenue Refunding Bonds, Long Beach Aquarium of the
                 South Pacific, Series 2001, 5.250%, 11/01/30 -
                 AMBAC Insured

       20,000   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA         21,384,200
                 Obligation Bonds, Series 2003A, 5.000%, 7/01/21 -
                 FSA Insured

        9,000   Orange County, California, Refunding Recovery Bonds,                  6/05 at 102.00         AAA          9,389,880
                 Series 1995A, 5.750%, 6/01/15 - MBIA Insured

       12,500   Orange County, California, Recovery Certificates of                   7/06 at 102.00         AAA         13,504,375
                 Participation, Series 1996A, 6.000%, 7/01/26 -
                 MBIA Insured

        6,205   Port of Oakland, California, Revenue Bonds, Series 2002L,            11/12 at 100.00         AAA          6,447,553
                 5.000%, 11/01/22 (Alternative Minimum Tax) - FGIC Insured

                Poway Redevelopment Agency, California, Tax Allocation
                Bonds, Paguay Redevelopment Project, Series 2001:
       15,000    5.200%, 6/15/30 - AMBAC Insured                                     12/11 at 101.00         AAA         15,685,500
        5,000    5.125%, 6/15/33 - AMBAC Insured                                     12/11 at 101.00         AAA          5,170,900

        6,000   Redlands Unified School District, San Bernardino County,              7/13 at 100.00         AAA          6,245,880
                 California, General Obligation Bonds, Series 2003,
                 5.000%, 7/01/26 - FSA Insured

       11,000   Sacramento Municipal Utility District, California, Electric           8/13 at 100.00         AAA         11,310,530
                 Revenue Bonds, Series 2003R, 5.000%, 8/15/33 -
                 MBIA Insured

       19,300   Sacramento Power Authority, California, Revenue Bonds,                7/06 at 102.00         AAA         20,889,934
                 Power Authority Cogeneration Project, Series 1995,
                 5.875%, 7/01/15 - MBIA Insured

        6,500   Salinas, California, GNMA Collateralized Housing                      1/05 at 102.00         AAA          6,638,190
                 Facility Revenue Refunding Bonds, Villa Serra Project,
                 Series 1994A, 6.600%, 7/20/30

       10,000   San Francisco Airports Commission, California, Revenue                5/06 at 101.00         AAA         10,418,000
                 Bonds, San Francisco International Airport, Second Series,
                 Issue 13B, 5.500%, 5/01/26 (Alternative Minimum Tax) -
                 MBIA Insured

       13,710   San Francisco Airports Commission, California, Revenue                5/11 at 100.00         AAA         14,155,575
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2001, Issue 27A, 5.250%, 5/01/26
                 (Alternative Minimum Tax) - MBIA Insured

       11,500   San Francisco Bay Area Rapid Transit District, California,            7/11 at 100.00         AAA         11,886,170
                 Sales Tax Revenue Bonds, Series 2001, 5.125%, 7/01/36 -
                 AMBAC Insured

       66,685   San Joaquin Hills Transportation Corridor Agency, Orange                No Opt. Call         AAA         32,137,502
                 County, California, Senior Lien Toll Road Revenue Bonds,
                 Series 1993, 0.000%, 1/01/21

                San Joaquin Hills Transportation Corridor Agency, Orange County,
                California, Toll Road Revenue Refunding Bonds, Series 1997A:
       31,615    5.250%, 1/15/30 - MBIA Insured                                       1/07 at 102.00         AAA         33,123,984
       21,500    0.000%, 1/15/32 - MBIA Insured                                         No Opt. Call         AAA          5,077,225


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$      12,525   San Jose Redevelopment Agency, California, Tax Allocation             8/10 at 101.00         AAA     $   13,232,663
                 Bonds, Merged Area Redevelopment Project, Series 2002,
                 5.000%, 8/01/20 - MBIA Insured

       11,000   Santa Ana Financing Authority, California, Lease Revenue                No Opt. Call         AAA         13,672,890
                 Bonds, Police Administration and Housing Facility,
                 Series 1994A, 6.250%, 7/01/24 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 6.5% (4.3% OF TOTAL INVESTMENTS)

       10,000   Denver, Colorado, Airport System Revenue Refunding Bonds,            11/11 at 100.00         AAA         11,019,100
                 Series 2001A, 5.500%, 11/15/15 (Alternative Minimum
                 Tax) - FGIC Insured

       10,545   Denver, Colorado, Airport System Revenue Bonds,                      11/06 at 101.00         AAA         11,221,356
                 Series 1996D, 5.500%, 11/15/25 - MBIA Insured

        6,200   Denver Convention Center Hotel Authority, Colorado,                  12/13 at 100.00         AAA          6,347,560
                 Senior Revenue Bonds, Convention Center Hotel,
                 Series 2003A, 5.000%, 12/01/33 - XLCA Insured

       35,995   E-470 Public Highway Authority, Colorado, Senior Revenue                No Opt. Call         AAA         14,306,933
                 Bonds, Series 1997B, 0.000%, 9/01/23 - MBIA Insured

       30,800   E-470 Public Highway Authority, Colorado, Senior Revenue              9/10 at 102.00         AAA         34,603,184
                 Bonds, Series 2000A, 5.750%, 9/01/35 - MBIA Insured

       11,800   E-470 Public Highway Authority, Colorado, Senior Revenue               9/10 at 74.80         AAA          6,977,812
                 Bonds, Series 2000B, 0.000%, 9/01/15 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.0% (0.7% OF TOTAL INVESTMENTS)

        2,720   District of Columbia Housing Finance Agency, GNMA                    12/04 at 100.00         AAA          2,722,203
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1990B, 7.100%, 12/01/24 (Alternative Minimum Tax)

                District of Columbia Water and Sewerage Authority, Subordinate
                Lien Public Utility Revenue Bonds, Series 2003:
        5,000    5.125%, 10/01/24 - FGIC Insured                                     10/13 at 100.00         AAA          5,275,500
        5,000    5.125%, 10/01/25 - FGIC Insured                                     10/13 at 100.00         AAA          5,249,500


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 5.7% (3.8% OF TOTAL INVESTMENTS)

        4,425   Jacksonville Economic Development Commission, Florida,               11/12 at 100.00         AAA          4,787,275
                 Healthcare Facilities Revenue Bonds, Mayo Clinic,
                 Series 2001C, 5.500%, 11/15/36 - MBIA Insured

        1,505   Lee County, Florida, Transportation Facilities Revenue               10/14 at 100.00         AAA          1,624,015
                 Bonds, Series 2004B, 5.000%, 10/01/21 - AMBAC Insured

       35,920   Miami-Dade County, Florida, Aviation Revenue Bonds,                  10/12 at 100.00         AAA         37,357,518
                 Miami International Airport, Series 2002, 5.375%, 10/01/32
                 (Alternative Minimum Tax) - FGIC Insured

                Miami-Dade County, Florida, Aviation Revenue Bonds,
                 Miami International Airport, Series 2002A:
       18,500    5.000%, 10/01/33 (Alternative Minimum Tax) - FSA Insured            10/12 at 100.00         AAA         18,698,135
        2,150    5.125%, 10/01/35 (Alternative Minimum Tax) - FSA Insured            10/12 at 100.00         AAA          2,190,119

        3,000   Orange County, Florida, Revenue Refunding Bonds,                     10/13 at 100.00         AAA          3,302,850
                 Solid Waste Facility, Series 2003, 5.000%, 10/01/14 -
                 MBIA Insured

                Plantation, Florida, Non-Ad Valorem Revenue Refunding and
                Improvement Bonds, Series 2003:
        2,010    5.000%, 8/15/16 - FSA Insured                                        8/13 at 100.00         Aaa          2,213,251
        2,110    5.000%, 8/15/17 - FSA Insured                                        8/13 at 100.00         Aaa          2,308,403
        2,225    5.000%, 8/15/18 - FSA Insured                                        8/13 at 100.00         Aaa          2,420,288


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.7% (0.5% OF TOTAL INVESTMENTS)

        1,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                11/14 at 100.00         AAA          1,070,290
                 Series 2004, 5.000%, 11/01/22 - FSA Insured

                Fulton County Development Authority, Georgia, Revenue Bonds,
                Georgia Tech Molecular Science Building, Series 2004:
        1,695    5.250%, 5/01/19 - MBIA Insured                                       5/14 at 100.00         AAA          1,878,840
        1,135    5.250%, 5/01/20 - MBIA Insured                                       5/14 at 100.00         AAA          1,251,462

        5,000   Glynn-Brunswick Memorial Hospital Authority, Georgia,                 8/06 at 102.00         AAA          5,345,700
                 Revenue Bonds, Southeast Georgia Health Systems,
                 Series 1996, 5.250%, 8/01/13 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 2.0% (1.3% OF TOTAL INVESTMENTS)

       24,250   Hawaii Department of Budget and Finance, Special Purpose              5/06 at 101.00         AAA         25,723,430
                 Revenue Bonds, Hawaiian Electric Company Inc.,
                 Series 1996A, 6.200%, 5/01/26 (Alternative Minimum
                 Tax) - MBIA Insured


                                       27


                        Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                             Portfolio of INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.3% (0.2% OF TOTAL INVESTMENTS)

$       1,070   Idaho Housing Agency, Single Family Mortgage Bonds,                     No Opt. Call         Aa1     $    1,078,892
                 Senior Series 1994B-1, 6.750%, 7/01/22

          970   Idaho Housing Agency, Single Family Mortgage Bonds,                     No Opt. Call         Aa1          1,037,580
                 Senior Series 1994B-2, 6.900%, 7/01/26 (Alternative
                 Minimum Tax)

        1,150   Idaho Housing Agency, Single Family Mortgage Bonds,                   1/05 at 102.00         Aaa          1,175,392
                 Senior Series 1995B, 6.600%, 7/01/27 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 8.5% (5.6% OF TOTAL INVESTMENTS)

        1,050   Bedford Park Village, Illinois, General Obligation Bonds,            12/14 at 100.00         AAA          1,157,909
                 Series 2004A, 5.250%, 12/15/20 - FSA Insured

       12,500   Chicago, Illinois, General Airport Second Lien Revenue                1/05 at 101.00         AAA         12,777,250
                 Refunding Bonds, O'Hare International Airport, Series 1993C,
                 5.000%, 1/01/18 - MBIA Insured

                Chicago, Illinois, Second Lien Passenger Facility Charge Revenue
                Refunding Bonds, O'Hare International Airport, Series 2001E:
        4,615    5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          5,027,489
        4,870    5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          5,301,092

       12,000   Cook County, Illinois, General Obligation Refunding Bonds,              No Opt. Call         AAA         13,323,120
                 Series 2003, 5.000%, 11/15/10 - MBIA Insured

        5,000   DuPage and Will Counties Community School District 204 -             12/11 at 100.00         AAA          5,423,800
                 Indian Prairie, Illinois, General Obligation Bonds,
                 Series 2001, 5.000%, 12/30/15 - FGIC Insured

        5,455   Eastern Illinois University, Auxiliary Facilities System               4/05 at 76.71         AAA          4,144,054
                 Revenue Bonds, Series 1989, 0.000%, 10/01/09 -
                 MBIA Insured

       10,000   Illinois Development Finance Authority, Revenue Bonds,                5/08 at 101.00         AAA         10,865,700
                 Provena Health, Series 1998A, 5.500%, 5/15/21 -
                 MBIA Insured

        2,095   Illinois Educational Facilities Authority, Revenue Bonds,            12/07 at 100.00         Aaa          2,272,300
                 Robert Morris College, Series 2000, 5.800%, 6/01/30 -
                 MBIA Insured

        2,180   Illinois Educational Facilities Authority, Revenue Bonds,            10/10 at 101.00         AAA          2,505,365
                 DePaul University, Series 2000, 5.500%, 10/01/19
                 (Pre-refunded to 10/01/10) - AMBAC Insured

        7,000   Illinois Health Facilities Authority, Revenue Bonds,                  6/08 at 101.00         Aaa          7,417,200
                 Hospital Sisters Services Inc. Obligated Group,
                 Series 1998A, 5.000%, 6/01/18 - MBIA Insured

        4,500   Illinois Health Facilities Authority, Revenue Bonds, Alexian          1/09 at 101.00         AAA          4,728,375
                 Brothers Health System, Series 1999, 5.000%, 1/01/19 -
                 FSA Insured

       22,410   Illinois, General Obligation Bonds, Illinois FIRST Program,           2/12 at 100.00         AAA         23,371,613
                 Series 2002, 5.125%, 2/01/27 - FGIC Insured

        4,560   Macon County, Illinois, Revenue Bonds, Millikin University,          10/05 at 100.00         AAA          4,745,318
                 Series 1995, 6.250%, 10/01/16 (Pre-refunded to
                 10/01/05) - AMBAC Insured

                Schaumburg, Illinois, General Obligation Bonds, Series 2004B:
        4,260    5.000%, 12/01/22 - FGIC Insured                                     12/14 at 100.00         AAA          4,539,584
        2,365    5.000%, 12/01/23 - FGIC Insured                                     12/14 at 100.00         AAA          2,502,241


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.7% (2.5% OF TOTAL INVESTMENTS)

        2,030   Decatur Township-Marion County Multi-School Building                  7/13 at 100.00         AAA          2,169,481
                 Corporation, Indiana, First Mortgage Bonds, Series 2003,
                 5.000%, 7/15/20 - FGIC Insured

       11,000   Indiana Health Facility Financing Authority, Hospital Revenue         5/06 at 100.00         Aaa         11,145,640
                 Bonds, Daughters of Charity, Series 1993, 5.750%, 11/15/22

        4,035   Indiana State Office Building Commission, Revenue Bonds,                No Opt. Call         AAA          4,591,669
                 Indiana State Museum, Series 2004C, 5.250%, 7/01/15 -
                 FGIC Insured

        3,250   Indianapolis Local Public Improvement Bond Bank, Indiana,             7/12 at 100.00         AAA          3,438,663
                 Waterworks Project, Series 2002A, 5.250%, 7/01/33 -
                 MBIA Insured

       20,000   Indianapolis Local Public Improvement Bond Bank, Indiana,               No Opt. Call         AAA          5,925,400
                 Series 1999E, 0.000%, 2/01/28 -  AMBAC Insured

        1,340   Monroe-Gregg Grade School Building Corporation, Morgan                1/14 at 100.00         AAA          1,393,573
                 County, Indiana, First Mortgage Bonds, Series 2004,
                 5.000%, 1/15/25 - FSA Insured


                                       28

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA (continued)

$       5,000   Noblesville Redevelopment Authority, Indiana, Economic                7/13 at 100.00         AAA     $    5,152,000
                 Development Lease Rental Bonds, Exit 10 Project,
                 Series 2003, 5.000%, 1/15/28 - AMBAC Insured

       10,000   Purdue University, Indiana, Student Fee Bonds,                        1/12 at 100.00         AAA         10,652,900
                 Series 2002O, 5.000%, 7/01/19 - MBIA Insured

        3,705   Whitley County Middle School Building Corporation,                    7/13 at 100.00         AAA          4,050,565
                 Columbia City, Indiana, First Mortgage Bonds,
                 Series 2003, 5.000%, 7/15/16 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.3% (0.2% OF TOTAL INVESTMENTS)

        3,045   Ames, Iowa, Hospital Revenue Refunding Bonds, Mary                    6/13 at 100.00         Aaa          3,316,188
                 Greeley Medical Center, Series 2003, 5.000%, 6/15/15 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.7% (0.4% OF TOTAL INVESTMENTS)

        1,055   Butler County Unified School District 394, Kansas, General            9/14 at 100.00         AAA          1,141,405
                 Obligation Bonds, Series 2004, 5.000%, 9/01/20 -
                 FSA Insured

        2,055   Kansas State Turnpike Authority, Revenue Bonds,                       9/14 at 101.00         AAA          2,187,424
                 Series 2004A2, 5.000%, 9/01/23 (WI, settling
                 11/18/04) - FSA Insured

        5,000   University of Kansas Hospital Authority, Health Facilities            9/09 at 100.00         AAA          5,430,600
                 Revenue Bonds, KU Health System, Series 1999A,
                 5.650%, 9/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 1.4% (0.9% OF TOTAL INVESTMENTS)

        3,870   Kenton County School District Finance Corporation,                    6/14 at 100.00         Aaa          4,183,586
                 Kentucky, School Building Revenue Bonds, Series 2004,
                 5.000%, 6/01/20 - MBIA Insured

       12,980   Louisville and Jefferson County Metropolitan Sewer                   11/11 at 101.00         AAA         14,141,061
                 District, Kentucky, Sewer and Drainage System Revenue
                 Bonds, Series 2001A, 5.500%, 5/15/34 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.5% (1.0% OF TOTAL INVESTMENTS)

        5,000   De Soto Parish, Louisiana, Pollution Control Revenue                  9/09 at 102.00         AAA          5,648,650
                 Refunding Bonds, Cleco Utility Group Inc. Project,
                 Series 1999, 5.875%, 9/01/29 - AMBAC Insured

        3,025   Lafayette City and Parish, Louisiana, Utilities Revenue              11/14 at 100.00         AAA          3,312,072
                 Bonds, Series 2004, 5.250%, 11/01/22 - MBIA Insured

        6,895   Orleans Levee District, Louisiana, Levee District General            12/05 at 103.00         AAA          7,394,474
                 Obligation Bonds, Series 1986, 5.950%, 11/01/15 -
                 FSA Insured

        3,000   St. Charles Parish, Louisiana, Pollution Control Revenue             12/04 at 100.00         AAA          3,091,500
                 Bonds, Louisiana Power and Light Company, Series 1991,
                 7.500%, 6/01/21 (Alternative Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 0.2% (0.2% OF TOTAL INVESTMENTS)

        3,000   Maine Health and Higher Educational Facilities Authority,             7/13 at 100.00         AAA          3,096,090
                 Revenue Bonds, Series 2003B, 5.000%, 7/01/28 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 6.6% (4.4% OF TOTAL INVESTMENTS)

       22,500   Massachusetts Development Finance Authority, Revenue                  1/12 at 101.00         AAA         24,165,225
                 Bonds, WGBH Educational Foundation, Series 2002A,
                 5.375%, 1/01/42 - AMBAC Insured

        8,400   Massachusetts Health and Educational Facilities Authority,           10/05 at 102.00         AAA          8,859,480
                 Revenue Bonds, Berkshire Health Systems, Series 1995D,
                 6.000%, 10/01/13 - MBIA Insured

        1,180   Massachusetts Housing Finance Agency, Housing Revenue                12/05 at 102.00         AAA          1,226,374
                 Refunding Bonds, Series 1995A, 6.100%, 12/01/16 -
                 MBIA Insured

       15,000   Massachusetts, Special Obligation Dedicated Tax Revenue               1/14 at 100.00         AAA         16,229,400
                 Bonds, Series 2004, 5.250%, 1/01/23 - FGIC Insured

       33,315   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA         33,668,472
                 System Revenue Bonds, Senior Series 1997A,
                 5.000%, 1/01/37 - MBIA Insured

        1,500   University of Massachusetts Building Authority, Senior               11/14 at 100.00         AAA          1,674,600
                 Lien Project Revenue Bonds, Series 2004-1,
                 5.375%, 11/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 7.4% (4.9% OF TOTAL INVESTMENTS)

        6,000   Detroit, Michigan, General Obligation Bonds, Series 2001A-1,         10/11 at 100.00         AAA          6,701,760
                 5.375%, 4/01/18 - MBIA Insured

        5,490   Detroit City School District, Wayne County, Michigan,                   No Opt. Call         AAA          6,691,047
                 Unlimited Tax School Building and Site Improvement
                 Bonds, Series 2001A, 6.000%, 5/01/29 - FSA Insured


                                       29


                        Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                             Portfolio of INVESTMENTS October 31, 2004

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN (continued)

                Detroit, Michigan, Sewerage Disposal System Revenue
                Bonds, Series 1999A:
$      15,825    5.750%, 7/01/26 (Pre-refunded to 1/01/10) - FGIC Insured             1/10 at 101.00         AAA     $   18,198,908
       20,000    5.875%, 7/01/27 (Pre-refunded to 1/01/10) - FGIC Insured             1/10 at 101.00         AAA         23,119,800

        8,700   Detroit, Michigan, Senior Lien Water Supply System                    7/07 at 101.00         AAA          8,993,016
                 Revenue Bonds, Series 1997A, 5.000%, 7/01/27 -
                 MBIA Insured

        8,000   Gaylord Community Schools, Otsego and Antrim Counties,                 5/07 at 37.75         AAA          2,848,800
                 Michigan, School Building and Site Refunding Bonds,
                 Series 1992, 0.000%, 5/01/21 (Pre-refunded to 5/01/07) -
                 MBIA Insured

                Grand Rapids Community College, Kent County, Michigan,
                General Obligation Refunding Bonds, Series 2003:
        1,050    5.250%, 5/01/17 - AMBAC Insured                                      5/13 at 100.00         AAA          1,162,581
        1,085    5.250%, 5/01/20 - AMBAC Insured                                      5/13 at 100.00         AAA          1,185,645

       27,000   Okemos Public School District, Ingham County, Michigan,                5/06 at 34.54         AAA          9,043,650
                 School Building and Site Bonds, Series 1991I,
                 0.000%, 5/01/21 (Pre-refunded to 5/01/06) - MBIA Insured

       10,000   Wayne County, Michigan, Limited Tax General Obligation               12/11 at 101.00         AAA         10,674,600
                 Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne
                 County Airport, Series 2001A, 5.250%, 12/01/25 -
                 MBIA Insured

        6,850   Wayne County, Michigan, Airport Revenue Bonds, Detroit               12/08 at 101.00         AAA          7,325,048
                 Metropolitan Wayne County Airport, Series 1998A,
                 5.375%, 12/01/15 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.1% (0.7% OF TOTAL INVESTMENTS)

       13,020   St. Paul Housing and Redevelopment Authority, Minnesota,             12/11 at 102.00         Aaa         13,883,617
                 GNMA Collateralized Multifamily Housing Revenue Bonds,
                 Marian Center Project, Series 2001A, 3.870%, 6/20/43


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.1% (4.7% OF TOTAL INVESTMENTS)

        7,370   Clark County, Nevada, Subordinate Lien Airport Revenue                7/14 at 100.00         AAA          7,774,318
                 Bonds, Series 2004A-2, 5.125%, 7/01/25 - FGIC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
       15,000    5.625%, 1/01/34 - AMBAC Insured                                      1/10 at 102.00         AAA         16,568,400
       13,000    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         13,485,420

          530   Nevada Housing Division, Single Family Mortgage Bonds,                4/05 at 101.00         Aa2            541,528
                 Senior Series 1994B-1, 6.700%, 10/01/17

          410   Nevada Housing Division, Single Family Mortgage Bonds,                4/05 at 101.00         Aa2            413,571
                 Senior Series 1994B-2, 6.950%, 10/01/26 (Alternative
                 Minimum Tax)

       40,285   Reno, Nevada, Capital Improvement Revenue Bonds,                      6/12 at 100.00         AAA         42,960,326
                 Series 2002, 5.375%, 6/01/32 - FGIC Insured

       10,000   Reno, Nevada, Senior Lien Sales and Room Tax Revenue                  6/12 at 100.00         AAA         10,401,600
                 Bonds, Reno Transportation Rail Access Corridor Project,
                 Series 2002, 5.125%, 6/01/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.2% (0.8% OF TOTAL INVESTMENTS)

                Essex County Improvement Authority, New Jersey, Guaranteed
                Revenue Bonds, Project Consolidation, Series 2004:
        2,000    5.125%, 10/01/21 - MBIA Insured                                     10/14 at 100.00         Aaa          2,169,920
        2,250    5.125%, 10/01/22 - MBIA Insured                                     10/14 at 100.00         Aaa          2,425,905

                New Jersey Economic Development Authority, Revenue
                Bonds, Motor Vehicle Surcharge, Series 2004A:
        3,850    5.000%, 7/01/22 - MBIA Insured                                       7/14 at 100.00         AAA          4,109,914
        3,850    5.000%, 7/01/23 - MBIA Insured                                       7/14 at 100.00         AAA          4,084,657

        2,120   New Jersey Educational Facilities Authority, Revenue                  7/14 at 100.00         AAA          2,282,370
                 Bonds, Ramapo College, Series 2004E, 5.000%, 7/01/21 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 7.5% (5.0% OF TOTAL INVESTMENTS)

        8,685   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          9,529,529
                 General Revenue Bonds, Series 1998A, 5.300%, 12/01/19 -
                 FSA Insured

                Metropolitan Transportation Authority, New York, State
                Service Contract Refunding Bonds, Series 2002A:
        2,500    5.000%, 7/01/21 - FGIC Insured                                       7/12 at 100.00         AAA          2,659,375
        5,000    5.000%, 7/01/25 - FGIC Insured                                       7/12 at 100.00         AAA          5,211,450


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$      15,000   New York City Municipal Water Finance Authority,                      6/06 at 101.00         AAA     $   15,734,100
                 New York, Water and Sewerage System Revenue
                 Bonds, Fiscal Series 1997A, 5.375%, 6/15/26 - FSA Insured

                New York City Municipal Water Finance Authority, New York, Water
                and Sewerage System Revenue Bonds, Fiscal Series 1996B:
        3,520    5.750%, 6/15/26 (Pre-refunded to 6/15/06) - MBIA Insured             6/06 at 101.00         AAA          3,776,854
        6,480    5.750%, 6/15/26 - MBIA Insured                                       6/06 at 101.00         AAA          6,925,500

        5,000   New York State Urban Development Corporation,                         1/07 at 102.00         AAA          5,497,700
                 Correctional Capital Facilities Revenue Bonds, Series
                 1996-7, 5.700%, 1/01/27 (Pre-refunded to 1/01/07) -
                 MBIA Insured

       15,600   Port Authority of New York and New Jersey, Consolidated               1/05 at 101.00         AAA         15,903,420
                 Bonds, Ninety-Seventh Series, 6.650%, 1/15/23 (Alternative
                 Minimum Tax) - FGIC Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Local Government Assistance Corporation Dedicated Revenue Bonds,
                Series 2004A:
        4,825    5.000%, 10/15/24 (WI, settling 11/04/04) - MBIA Insured             10/14 at 100.00         AAA          5,118,312
        1,665    5.000%, 10/15/25 (WI, settling 11/04/04) - MBIA Insured             10/14 at 100.00         AAA          1,755,143

       25,000   Triborough Bridge and Tunnel Authority, New York,                    11/12 at 100.00         AAA         25,707,750
                 Subordinate Lien General Purpose Revenue Refunding
                 Bonds, Series 2002E, 5.000%, 11/15/32 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.4% (0.3% OF TOTAL INVESTMENTS)

        5,000   North Carolina Municipal Power Agency 1, Catawba                      1/13 at 100.00         AAA          5,529,000
                 Electric Revenue Bonds, Series 2003A, 5.250%, 1/01/16 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 3.8% (2.5% OF TOTAL INVESTMENTS)

        2,650   Cleveland State University, Ohio, General Receipts Bonds,             6/14 at 100.00         AAA          2,868,758
                 Series 2004, 5.250%, 6/01/24 - FGIC Insured

        2,000   Columbus City School District, Franklin County, Ohio,                12/14 at 100.00         AAA          2,165,200
                 General Obligation Bonds, Series 2004,
                 5.250%, 12/01/25 - FSA Insured

       20,100   Lucas County, Ohio, Hospital Revenue Bonds, ProMedica                11/09 at 101.00         AAA         21,057,162
                 Healthcare Obligated Group, Series 1999, 5.375%, 11/15/39 -
                 AMBAC Insured

        1,320   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     3/05 at 102.00         Aaa          1,320,950
                 Securities Program Residential Mortgage Revenue Bonds,
                 Series 1995A-2, 6.625%, 3/01/26 (Alternative Minimum Tax)

                Ohio Air Quality Development Authority, Revenue Refunding Bonds,
                JMG Funding Limited Partnership Project, Series 1994:
       13,750    6.375%, 1/01/29 (Alternative Minimum Tax) - AMBAC Insured            4/05 at 102.00         AAA         14,070,375
        8,000    6.375%, 4/01/29 (Alternative Minimum Tax) - AMBAC Insured            4/05 at 102.00         AAA          8,186,400


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.4% (0.9% OF TOTAL INVESTMENTS)

        7,145   Oklahoma Housing Finance Agency, GNMA Collateralized                    No Opt. Call         AAA          7,349,347
                 Single Family Mortgage Revenue Bonds, Series 1987A,
                 7.997%, 8/01/18 (Alternative Minimum Tax)

        5,245   Oklahoma State Industries Authority, Revenue Bonds,                   2/11 at 100.00         Aaa          5,650,386
                 Oklahoma Medical Research Foundation, Series 2001,
                 5.250%, 2/01/21 - AMBAC Insured

        4,880   University of Oklahoma, Student Housing Revenue Bonds,                7/14 at 100.00         Aaa          5,209,449
                 Series 2004, 5.000%, 7/01/22 -  AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 0.1% (0.1% OF TOTAL INVESTMENTS)

        1,885   Oregon Housing and Community Services Department,                     7/05 at 102.00         Aa2          1,939,137
                 Single Family Mortgage Revenue Bonds, Series 1995A,
                 6.450%, 7/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.2% (0.1% OF TOTAL INVESTMENTS)

        2,000   Puerto Rico Highway and Transportation Authority,                     7/13 at 100.00         AAA          2,222,600
                 Transportation Revenue Bonds, Series 2003G,
                 5.250%, 7/01/19 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.9% (1.3% OF TOTAL INVESTMENTS)

        2,195   Providence Housing Development Corporation, Rhode Island,             1/05 at 102.00         AAA          2,242,171
                 FHA-Insured Mortgage Revenue Refunding Bonds, Barbara
                 Jordan Apartments, Series 1994A, 6.750%, 7/01/25 -
                 MBIA Insured

       20,475   Rhode Island Depositors Economic Protection Corporation,              2/11 at 100.00         AAA         23,056,488
                 Special Obligation Refunding Bonds, Series 1993B,
                 5.250%, 8/01/21 (Pre-refunded to 2/01/11) - MBIA Insured


                                       31


                        Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                             Portfolio of INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 3.7% (2.5% OF TOTAL INVESTMENTS)

$      10,000   Beaufort County, South Carolina, Tax Increment Bonds,                12/12 at 100.00         AAA     $   10,323,200
                 New River Redevelopment Project, Series 2002,
                 5.000%, 6/01/27 - MBIA Insured

                Piedmont Municipal Power Agency, South Carolina, Electric
                Revenue Bonds, Series 1988A:
        9,190    0.000%, 1/01/13 (Pre-refunded to 7/01/09) - AMBAC Insured             7/09 at 76.63         AAA          6,127,984
        4,855    0.000%, 1/01/13 - AMBAC Insured                                        No Opt. Call         AAA          3,410,346
                 0.000%, 1/01/13 - AMBAC Insured                                        No Opt. Call         AAA          5,552,670

                South Carolina JOBS Economic Development Authority, Hospital
                Revenue Bonds, Oconee Memorial Hospital Inc., Series 1995:
        3,000    6.150%, 3/01/15 - CONNIE LEE/AMBAC Insured                           3/05 at 102.00         AAA          3,100,440
          600    6.150%, 3/01/25 - CONNIE LEE/AMBAC Insured                           3/05 at 102.00         AAA            619,884

        8,000   South Carolina Jobs Economic Development Authority,                  11/12 at 100.00         AAA          8,419,600
                 Industrial Revenue Bonds, South Carolina Electric and Gas
                 Company, Series 2002A, 5.200%, 11/01/27 - AMBAC Insured

       10,000   South Carolina Jobs Economic Development Authority,                  11/12 at 100.00         AAA         10,514,600
                 Industrial Revenue Bonds, South Carolina Electric and Gas
                 Company, Series 2002B, 5.450%, 11/01/32 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.5% (0.4% OF TOTAL INVESTMENTS)

        6,455   Memphis-Shelby County Airport Authority, Tennessee,                   3/11 at 100.00         AAA          7,054,347
                 Airport Revenue Bonds, Series 2001A, 5.500%, 3/01/18
                 (Alternative Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 18.7% (12.5% OF TOTAL INVESTMENTS)

                Austin, Texas, General Obligation Bonds, Series 2002:
        2,150    5.375%, 9/01/18 - MBIA Insured                                       9/12 at 100.00         AAA          2,408,839
        2,250    5.375%, 9/01/19 - MBIA Insured                                       9/12 at 100.00         AAA          2,508,503

       22,650   Brazos River Authority, Texas, Revenue Refunding Bonds,               5/08 at 102.00         AAA         24,416,474
                 Houston Industries Inc., Series 1998C, 5.125%, 5/01/19
                 (Optional put 5/01/08) - AMBAC Insured

        1,181   Capital Area Housing Finance Corporation, Texas,                      4/12 at 106.00         AAA          1,283,443
                 FNMA Backed Single Family Mortgage Revenue Refunding
                 Bonds, Series 2002A-2, 6.300%, 4/01/35 (Alternative
                 Minimum Tax) - AMBAC Insured

       11,460   Dallas County Utility and Reclamation District, Texas,                2/05 at 100.00         AAA         11,583,539
                 Unlimited Tax General Obligation Refunding Bonds,
                 Series 1999B, 5.875%, 2/15/29 - AMBAC Insured

       12,500   Dallas-Ft. Worth International Airport, Texas, Joint Revenue         11/09 at 100.00         AAA         13,940,625
                 Bonds, Series 2000A, 6.125%, 11/01/35 (Alternative
                 Minimum Tax) - FGIC Insured

       25,000   Harris County-Houston Sports Authority, Texas, Junior Lien           11/11 at 100.00         AAA         25,782,750
                 Revenue Refunding Bonds, Series 2001B,
                 5.250%, 11/15/40 - MBIA Insured

                Harris County, Texas, Toll Road Senior Lien Revenue Bonds,
                Series 1989:
        9,000    0.000%, 8/15/18 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 53.84         AAA          4,191,660
       39,000    0.000%, 8/15/19 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 50.26         AAA         16,956,030
        7,280    0.000%, 8/15/20 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 46.91         AAA          2,954,734
        5,085    0.000%, 8/15/21 (Pre-refunded to 8/15/09) - AMBAC Insured             8/09 at 43.80         AAA          1,926,605

        2,130   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          2,324,064
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/15 - MBIA Insured

        6,570   Houston, Texas, General Obligation Public Improvement                 3/11 at 100.00         AAA          7,272,464
                 Bonds, Series 2001A, 5.375%, 3/01/19 - FSA Insured

        4,170   Houston, Texas, Subordinate Lien Airport System Revenue               7/10 at 100.00         AAA          4,518,237
                 Bonds, Series 2000B, 5.500%, 7/01/30 - FSA Insured

        8,225   Houston, Texas, Airport System Subordinate Lien Revenue               7/07 at 100.00         AAA          8,674,578
                 Refunding Bonds, Series 1997, 5.125%, 7/01/22 -
                 FGIC Insured

       17,500   Houston, Texas, Hotel Occupancy Tax and Special Revenue               9/11 at 100.00         AAA         18,248,475
                 Bonds, Convention and Entertainment Project, Series 2001B,
                 5.250%, 9/01/33 - AMBAC Insured

       12,826   Houston Housing Finance Corporation, Texas, GNMA                      9/11 at 105.00         Aaa         13,654,431
                 Collateralized Mortgage Multifamily Housing Revenue
                 Bonds, RRG Apartments Project, Series 2001,
                 6.350%, 3/20/42

                Houston, Texas, First Lien Combined Utility System Revenue
                Bonds, Series 2004A:
        4,000    5.250%, 5/15/24 - FGIC Insured                                       5/14 at 100.00         AAA          4,309,440
        5,000    5.250%, 5/15/25 - MBIA Insured                                       5/14 at 100.00         AAA          5,366,500


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$      23,865   Jefferson County Health Facilities Development Corporation,           8/11 at 100.00         AAA     $   25,005,031
                 Texas, FHA-Insured Mortgage Revenue Bonds, Baptist
                 Hospital of Southeast Texas, Series 2001,
                 5.500%, 8/15/41 - AMBAC Insured

        8,205   Lower Colorado River Authority, Texas, Revenue Refunding              5/11 at 100.00         AAA          8,622,552
                 and Improvement Bonds, Series 2001A, 5.000%, 5/15/21 -
                 MBIA Insured

                Port of Houston Authority, Harris County, Texas, General
                Obligation Port Improvement Bonds, Series 2001B:
        3,205    5.500%, 10/01/18 (Alternative Minimum Tax) - FGIC Insured           10/11 at 100.00         AAA          3,535,436
        3,375    5.500%, 10/01/19 (Alternative Minimum Tax) - FGIC Insured           10/11 at 100.00         AAA          3,701,666

        7,205   San Antonio, Texas, Airport System Improvement Revenue                7/11 at 101.00         AAA          7,841,634
                 Bonds, Series 2001, 5.375%, 7/01/15 (Alternative
                 Minimum Tax) - FGIC Insured

                Tarrant County Health Facilities Development Corporation, Texas,
                Revenue Bonds, Texas Health Resources System, Series 1997A:
        2,900    5.250%, 2/15/22 - MBIA Insured                                       2/08 at 102.00         AAA          3,078,437
        6,500    5.000%, 2/15/26 - MBIA Insured                                       2/08 at 101.00         AAA          6,617,455

        8,715   Texas Department of Housing and Community Affairs,                    9/06 at 102.00         AAA          9,046,170
                 Single Family Mortgage Revenue Bonds, Series 1996D,
                 6.250%, 9/01/28 (Alternative Minimum Tax) - MBIA Insured

        1,910   Waco, Texas, Combined Tax and Revenue Certificates                    2/14 at 100.00         AAA          2,038,906
                 of Obligation, Series 2004, 5.000%, 2/01/21 - MBIA Insured

        1,840   Ysleta Independent School District Public Facility                   11/09 at 100.00         AAA          1,976,933
                 Corporation, Texas, Lease Revenue Refunding Bonds,
                 Series 2001, 5.375%, 11/15/24 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 1.2% (0.8% OF TOTAL INVESTMENTS)

        2,000   Clearfield City, Utah, Sales Tax Revenue Bonds,                       7/13 at 100.00         AAA          2,062,620
                 Series 2003, 5.000%, 7/01/28 - FGIC Insured

       10,000   Intermountain Power Agency, Utah, Power Supply Revenue                7/13 at 100.00         AAA         10,906,000
                 Refunding Bonds, Series 2003A, 5.000%, 7/01/16 -
                 FSA Insured

        2,915   Utah Housing Finance Agency, FHA-Insured Section 8                    1/05 at 100.00          AA          2,920,014
                 Assisted Multifamily Housing Revenue Bonds, Series 1992A,
                 7.400%, 7/01/24

          120   Utah Housing Finance Agency, Single Family Mortgage                   1/05 at 102.00         Aaa            120,802
                 Bonds, Series 1994D, 6.750%, 1/01/27 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.6% (1.1% OF TOTAL INVESTMENTS)

        1,035   Loudoun County Industrial Development Authority, Virginia,            6/14 at 100.00         AAA          1,138,790
                 Public Safety Facilities Lease Revenue Bonds,
                 Series 2003A, 5.250%, 12/15/20 - FSA Insured

        4,840   Metropolitan Washington D.C. Airports Authority,                     10/11 at 101.00         AAA          5,275,648
                 Airport System Revenue Bonds, Series 2001A,
                 5.500%, 10/01/19 (Alternative Minimum Tax) -
                 MBIA Insured

        4,265   Metropolitan Washington D.C. Airports Authority,                     10/14 at 100.00         AAA          4,576,985
                 Airport System Revenue Bonds, Series 2004A,
                 5.000%, 10/01/20 - MBIA Insured

       10,000   Virginia Housing Development Authority, Commonwealth                  7/11 at 100.00         AAA         10,172,900
                 Mortgage Bonds, Series 2001H-1, 5.375%, 7/01/36 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 1.4% (0.9% OF TOTAL INVESTMENTS)

        4,000   King County School District 414, Lake Washington,                    12/14 at 100.00         AAA          4,436,160
                 Washington, General Obligation Bonds, Series 2004,
                 5.000%, 12/01/15 - FSA Insured

        3,195   Kitsap County, Washington, Limited Tax General Obligation             7/10 at 100.00         AAA          3,488,365
                 Bonds, Series 2000, 5.500%, 7/01/25 - AMBAC Insured

        4,250   Snohomish County Public Utility District 1, Washington,               1/05 at 100.00         AAA          5,233,960
                 Generation System Revenue Bonds, Series 1989,
                 6.650%, 1/01/16 - FGIC Insured

        4,345   Washington State Public Power Supply System, Nuclear                  7/07 at 102.00         AAA          4,698,335
                 Project 1 Revenue Refunding Bonds, Series 1997A,
                 5.125%, 7/01/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 0.8% (0.4% OF TOTAL INVESTMENTS)

       10,000   Harrison County Commission, West Virginia, Solid Waste               11/04 at 101.00         AAA         10,132,400
                 Disposal Revenue Bonds, West Penn Power Company -
                 Harrison Station, Series 1993B, 6.300%, 5/01/23 (Alternative
                 Minimum Tax) - MBIA Insured


                                       33


                        Nuveen Insured Municipal Opportunity Fund, Inc. (NIO) (continued)
                             Portfolio of INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 3.9% (2.6% OF TOTAL INVESTMENTS)

$         680   Wisconsin Housing and Economic Development Authority,                 1/05 at 100.00         AAA     $      681,366
                 Housing Revenue Bonds, Series 1992A, 6.850%, 11/01/12 -
                 MBIA Insured

        2,890   Wisconsin, General Obligation Bonds, Series 2004-3,                   5/14 at 100.00         AAA          3,181,716
                 5.250%, 5/01/20 - FGIC Insured

       10,945   Wisconsin, General Obligation Bonds, Series 2004-4,                   5/14 at 100.00         AAA         11,807,903
                 5.000%, 5/01/20 - MBIA Insured

       15,000   Wisconsin Health and Educational Facilities Authority,                2/07 at 102.00         AAA         16,088,400
                 Revenue Bonds, Marshfield Clinic, Series 1997,
                 5.750%, 2/15/27 - MBIA Insured

       18,000   Wisconsin Health and Educational Facilities Authority,                8/07 at 102.00         AAA         19,593,900
                 Revenue Bonds, Aurora Health Care Inc., Series 1997,
                 5.250%, 8/15/17 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$   1,993,367   Total Long-Term Investments (cost $1,798,811,022) - 149.9%                                            1,953,313,345
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.4% (0.3% OF TOTAL INVESTMENTS)

          300   Burke County Development Authority, Georgia, Pollution                                      A-1+            300,000
                 Control Revenue Bonds, Oglethorpe Power Corporation -
                 Vogtle Plant, Variable Rate Demand Obligations,
                 Series 2001, 1.740%, 1/01/22 - AMBAC Insured+

        4,600   Puerto Rico Government Development Bank, Adjustable                                          A-1          4,600,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.700%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       4,900   Total Short-Term Investments (cost $4,900,000)                                                            4,900,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $1,803,711,022) - 150.3%                                                      1,958,213,345
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.9%                                                                     24,771,845
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.2)%                                                       (680,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $1,302,985,190
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

               (WI) Security purchased on a when-issued basis.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Premier Insured Municipal Income Fund, Inc. (NIF)
                        Portfolio of
                                INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.0% (0.6% OF TOTAL INVESTMENTS)

$       2,890   Alaska Housing Finance Corporation, Governmental Purpose             12/05 at 102.00         AAA     $    2,980,139
                 Bonds, Series 1995A, 5.875%, 12/01/24 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 31.3% (21.0% OF TOTAL INVESTMENTS)

                ABAG Finance Authority for Non-Profit Corporations, California,
                Insured Certificates of Participation, Children's Hospital
                Medical Center of Northern California, Series 1999:
        6,750    5.875%, 12/01/19 - AMBAC Insured                                    12/09 at 101.00         AAA          7,725,983
       10,000    6.000%, 12/01/29 - AMBAC Insured                                    12/09 at 101.00         AAA         11,311,500

        4,755   Antioch Area Public Facilities Financing Agency, California,          8/09 at 101.00         AAA          5,340,388
                 Special Tax Bonds, Community Facilities District 1989-1,
                 Series 1999, 5.700%, 8/01/22 - AMBAC Insured

        3,250   California Pollution Control Financing Authority, Remarketed          4/11 at 102.00         AAA          3,536,000
                 Revenue Bonds, Pacific Gas and Electric Company,
                 Series 1996A, 5.350%, 12/01/16 (Alternative Minimum
                 Tax) - MBIA Insured

          165   Kern County Housing Authority, California, GNMA                         No Opt. Call         AAA            166,008
                 Guaranteed Tax-Exempt Mortgage Obligation Bonds,
                 Series 1994A-I, 7.150%, 12/30/24 (Alternative Minimum Tax)

          210   Kern County Housing Authority, California, GNMA                         No Opt. Call         AAA            210,575
                  Guaranteed Tax-Exempt Mortgage Obligation Bonds,
                 Series 1994A-III, 7.450%, 6/30/25 (Alternative Minimum Tax)

        5,180   La Verne-Grand Terrace Housing Finance Agency, California,              No Opt. Call         AAA          7,385,022
                 Single Family Residential Mortgage Revenue Bonds,
                 Series 1984A, 10.250%, 7/01/17

       11,080   Lodi, California, Electric System Revenue Certificates                 1/09 at 40.71         AAA          4,012,511
                 of Participation, Series 1999B, 0.000%, 1/15/24
                 (Pre-refunded to 1/15/09) - MBIA Insured

        5,000   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA          6,983,700
                 County, California, Revenue Refunding Bonds,
                 Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 -
                 MBIA Insured

        8,880   Pomona, California, GNMA/FHLMC Collateralized Single                    No Opt. Call         AAA         12,046,608
                 Family Mortgage Revenue Refunding Bonds, Series 1990B,
                 7.500%, 8/01/23

       10,305   San Bernardino, California, GNMA Mortgage-Backed                        No Opt. Call         AAA         13,676,590
                 Securities Program Single Family Mortgage Revenue
                 Refunding Bonds, Series 1990A, 7.500%, 5/01/23

       14,755   San Bernardino County, California, GNMA Mortgage-Backed                 No Opt. Call         AAA         18,434,454
                 Securities Program Single Family Home Mortgage Revenue
                 Bonds, Series 1988A, 8.300%, 9/01/14 (Alternative
                 Minimum Tax)

        4,300   San Francisco Airports Commission, California, Revenue                5/11 at 100.00         AAA          4,508,164
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2001, Issue 27A, 5.125%, 5/01/19
                 (Alternative Minimum Tax) - MBIA Insured

        2,000   San Jose Redevelopment Agency, California, Tax Allocation             8/14 at 100.00         AAA          2,219,800
                 Bonds, Merged Area Redevelopment Project, Series 2004A,
                 5.250%, 8/01/19 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 4.8% (3.2% OF TOTAL INVESTMENTS)

        1,500   Adams and Arapahoe Counties Joint School District 28,                12/13 at 100.00         AAA          1,622,370
                 Aurora, Colorado, General Obligation Bonds, Series 2003A,
                 5.125%, 12/01/21 - FSA Insured

        2,500   Denver, Colorado, Airport System Revenue Refunding Bonds,            11/12 at 100.00         AAA          2,743,475
                 Series 2002E, 5.500%, 11/15/18 (Alternative Minimum
                 Tax) - FGIC Insured

        6,000   E-470 Public Highway Authority, Colorado, Senior Revenue              9/10 at 102.00         AAA          6,715,920
                 Bonds, Series 2000A, 5.750%, 9/01/29 - MBIA Insured

        1,310   Sand Creek Metropolitan District, Colorado, General                  12/13 at 100.00         AAA          1,425,097
                 Obligation Bonds, Series 2004, 5.000%, 12/01/16 -
                 XLCA Insured

        1,390   Teller County School District RE-2, Woodland Park, Colorado,         12/14 at 100.00         AAA          1,487,134
                 General Obligation Bonds, Series 2004, 5.000%, 12/01/22 -
                 MBIA Insured

        1,000   University of Colorado, Enterprise System Revenue Bonds,              6/12 at 100.00         AAA          1,070,610
                 Series 2002A, 5.000%, 6/01/19 -  FGIC Insured


                                       35


                        Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) (continued)
                             Portfolio of INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 3.5% (2.3% OF TOTAL INVESTMENTS)

$       1,500   JEA, Florida, Water and Sewerage System Revenue Bonds,               10/13 at 100.00         AAA     $    1,625,040
                 Series 2004A, 5.000%, 10/01/19 -  FGIC Insured

        4,145   Miami, Florida, General Obligation Bonds, Series 2002,                1/12 at 100.00         AAA          4,357,473
                 5.000%, 1/01/22 - MBIA Insured

        4,240   Reedy Creek Improvement District, Florida, Utility Revenue           10/13 at 100.00         AAA          4,736,462
                 Bonds, Series 2003-1, 5.250%, 10/01/17 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 5.1% (3.4% OF TOTAL INVESTMENTS)

        8,000   Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding          1/14 at 100.00         AAA          8,940,080
                 Certificates, Series 2003, 5.250%, 1/01/16 - FSA Insured

        6,500   Medical Center Hospital Authority, Georgia, Revenue                   8/09 at 102.00         AAA          7,054,320
                 Anticipation Certificates, Columbus Regional Healthcare
                 System, Inc. Project, Series 1999, 5.500%, 8/01/25 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 3.8% (2.5% OF TOTAL INVESTMENTS)

        8,030   Hawaii Department of Transportation, Airport System                   7/10 at 101.00         AAA          9,240,041
                 Revenue Refunding Bonds, Series 2000B, 6.500%, 7/01/15
                 (Alternative Minimum Tax) - FGIC Insured

        2,250   Hawaii Department of Budget and Finance, Special Purpose              1/09 at 101.00         AAA          2,509,515
                 Revenue Bonds, Hawaiian Electric Company Inc.,
                 Series 1999D, 6.150%, 1/01/20 (Alternative Minimum
                 Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 20.3% (13.6% OF TOTAL INVESTMENTS)

        4,000   Bridgeview, Illinois, General Obligation Bonds, Series 2002,         12/12 at 100.00         AAA          4,218,800
                 5.000%, 12/01/22 - FGIC Insured

       10,000   Chicago, Illinois, General Obligation Refunding Bonds,                1/10 at 101.00         AAA         10,865,800
                 Series 2000D, 5.500%, 1/01/35 - FGIC Insured

        8,200   Chicago Board of Education, Illinois, General Obligation Lease          No Opt. Call         AAA          9,807,118
                 Certificates, Series 1992A, 6.250%, 1/01/15 - MBIA Insured

       23,110   Illinois Development Finance Authority, Local Government                No Opt. Call         Aaa         13,605,781
                 Program Revenue Bonds, Elgin School District U46, Kane,
                 Cook and DuPage Counties, Series 2002, 0.000%, 1/01/17 -
                 FSA Insured

       10,010   Illinois Development Finance Authority, Revenue Bonds,                2/05 at 102.00         AAA         10,274,264
                 Catholic Health Partners Services, Series 1995A,
                 5.300%, 2/15/18 - CONNIE LEE/AMBAC Insured

       10,150   Onterie Center Housing Finance Corporation, Illinois,                 1/05 at 101.00         AAA         10,311,284
                 FHA-Insured Section 8 Assisted Mortgage Revenue
                 Refunding Bonds, Onterie Center Project, Series 1992A,
                 7.050%, 7/01/27 - MBIA Insured

        3,225   Regional Transportation Authority, Cook, DuPage, Kane,                  No Opt. Call         AAA          4,091,622
                 Lake, McHenry and Will Counties, Illinois, General
                 Obligation Bonds, Series 1992A, 9.000%, 6/01/09 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 4.6% (3.1% OF TOTAL INVESTMENTS)

        4,725   Decatur Township-Marion County Multi-School Building                  7/13 at 100.00         AAA          5,114,576
                 Corporation, Indiana, First Mortgage Bonds, Series 2003,
                 5.000%, 7/15/17 - FGIC Insured

        1,350   Indiana State Office Building Commission, Revenue Bonds,                No Opt. Call         AAA          1,540,620
                 Indiana State Museum, Series 2004C, 5.250%, 7/01/16 -
                 FGIC Insured

                Indiana University, Parking Facility Revenue Bonds, Series 2004:
        1,015    5.250%, 11/15/19 - AMBAC Insured                                    11/14 at 100.00         AAA          1,122,184
        1,060    5.250%, 11/15/20 - AMBAC Insured                                    11/14 at 100.00         AAA          1,166,392
        1,100    5.250%, 11/15/21 - AMBAC Insured                                    11/14 at 100.00         AAA          1,203,741

        1,000   Metropolitan School District Steuben County K-5 Building              7/14 at 102.00         AAA          1,100,970
                 Corporation, Indiana, First Mortgage Bonds, Series 2003,
                 5.250%, 1/15/21 - FSA Insured

        1,315   Monroe-Gregg Grade School Building Corporation, Morgan                1/14 at 100.00         AAA          1,421,199
                 County, Indiana, First Mortgage Bonds, Series 2004,
                 5.000%, 7/15/18 - FSA Insured

        1,490   North Lawrence Community Schools Building Corporation,                1/14 at 100.00         AAA          1,601,988
                 Marion County, Indiana, First Mortgage Bonds, Series 2004,
                 5.000%, 7/15/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.2% (0.8% OF TOTAL INVESTMENTS)

        3,345   Ames, Iowa, Hospital Revenue Refunding Bonds, Mary                    6/13 at 100.00         Aaa          3,594,470
                 Greeley Medical Center, Series 2003, 5.000%, 6/15/17 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 2.4% (1.6% OF TOTAL INVESTMENTS)

        6,500   Kentucky State Property and Buildings Commission, Revenue            10/11 at 100.00         AAA          7,434,310
                 Refunding Bonds, Project 72, Series 2001, 5.375%, 10/01/14
                 (Pre-refunded to 10/01/11) - MBIA Insured


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 1.7% (1.1% OF TOTAL INVESTMENTS)

$       5,000   Maryland Transportation Authority, Airport Parking Revenue            3/12 at 101.00         AAA     $    5,259,700
                 Bonds, Baltimore-Washington International Airport
                 Passenger Facility, Series 2002B, 5.125%, 3/01/21
                 (Alternative Minimum Tax) - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.7% (0.5% OF TOTAL INVESTMENTS)

                Massachusetts, Special Obligation Dedicated Tax Revenue
                Bonds, Series 2004:
        1,000    5.250%, 1/01/21 - FGIC Insured                                       1/14 at 100.00         AAA          1,093,120
        1,000    5.250%, 1/01/24 - FGIC Insured                                       1/14 at 100.00         AAA          1,078,000


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 3.6% (2.4% OF TOTAL INVESTMENTS)

        6,500   Michigan Higher Education Student Loan Authority, Revenue               No Opt. Call         AAA          7,060,885
                 Bonds, Series 2000 XII-T, 5.300%, 9/01/10 (Alternative
                 Minimum Tax) - AMBAC Insured

        3,810   Michigan Housing Development Authority, GNMA                          8/12 at 102.00         Aaa          3,993,604
                 Collateralized Limited Obligation Multifamily Housing
                 Revenue Bonds, Cranbrook Apartments, Series 2001A,
                 5.500%, 2/20/43 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 2.1% (1.4% OF TOTAL INVESTMENTS)

        4,860   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          5,375,354
                 Minnesota, Airport Revenue Bonds, Series 2001B,
                 5.750%, 1/01/15 (Alternative Minimum Tax) - FGIC Insured

        1,085   Minnesota Housing Finance Agency, Rental Housing Bonds,               2/05 at 102.00         AAA          1,110,671
                 Series 1995D, 5.950%, 2/01/18 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 4.6% (3.1% OF TOTAL INVESTMENTS)

        7,495   Jefferson County Industrial Development Authority, Missouri,          8/07 at 100.00         AAA          9,250,629
                 Housing Revenue Bonds, Richardson Road Apartments
                 Project, Series 1985, 11.000%, 12/15/15 (Pre-refunded
                 to 8/15/07)

        2,000   Missouri Western State College, Auxiliary System Revenue             10/13 at 100.00         AAA          2,143,340
                 Bonds, Series 2003, 5.000%, 10/01/21 - MBIA Insured

        2,500   St. Louis County Regional Convention and Sports Complex               8/13 at 100.00         AAA          2,783,525
                 Authority, Missouri, Lease Revenue Bonds, Convention
                 and Sports Facility Project, Series 2003B-1,
                 5.250%, 8/15/16 - AMBAC Insured

------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 7.7% (5.2% OF TOTAL INVESTMENTS)

       10,000   Clark County, Nevada, Subordinate Lien Airport Revenue                7/11 at 100.00         AAA         10,572,100
                 Bonds, Series 2001B, 5.125%, 7/01/21 - FGIC Insured

        7,990   Reno, Nevada, Senior Lien Sales and Room Tax Revenue                  6/12 at 100.00         AAA          8,254,549
                 Bonds, Reno Transportation Rail Access Corridor Project,
                 Series 2002, 5.250%, 6/01/41 - AMBAC Insured

        5,050   Washoe County, Nevada, Gas and Water Facilities                       1/05 at 101.00         AAA          5,190,895
                 Remarketed Revenue Refunding Bonds, Sierra Pacific
                 Power Company, Series 1987, 6.300%, 12/01/14 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.1% (0.7% OF TOTAL INVESTMENTS)

                New Jersey Economic Development Authority, Revenue Bonds,
                Motor Vehicle Surcharge, Series 2004A:
        1,200    5.000%, 7/01/22 - MBIA Insured                                       7/14 at 100.00         AAA          1,281,012
        1,200    5.000%, 7/01/23 - MBIA Insured                                       7/14 at 100.00         AAA          1,273,140

          800   Rutgers State University, New Jersey, Certificates of                 1/14 at 100.00         AAA            842,336
                 Participation, Lower Georges Street University
                 Redevelopment Associates LLC, Series 2004,
                 5.000%, 1/01/24 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 3.4% (2.3% OF TOTAL INVESTMENTS)

       10,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA         10,621,200
                 Transportation Revenue Refunding Bonds, Series 2002F,
                 5.250%, 11/15/27 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.0% (0.7% OF TOTAL INVESTMENTS)

        3,100   North Carolina Medical Care Commission, FHA-Insured                  10/13 at 100.00         AAA          3,220,404
                 Mortgage Revenue Bonds, Betsy Johnson Regional
                 Hospital Project, Series 2003, 5.125%, 10/01/32 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 3.5% (2.4% OF TOTAL INVESTMENTS)

        1,510   Oklahoma Housing Finance Agency, GNMA Collateralized                    No Opt. Call         AAA          1,553,186
                 Single Family Mortgage Revenue Bonds, Series 1987A,
                 7.997%, 8/01/18 (Alternative Minimum Tax)

        5,440   Sapulpa Municipal Authority, Oklahoma, Capital                        7/10 at 101.00         AAA          6,270,035
                 Improvement Revenue Refunding Bonds, Series 2000,
                 5.625%, 7/01/20 (Pre-refunded to 7/01/10) - FSA Insured


                                       37


                        Nuveen Premier Insured Municipal Income Fund, Inc. (NIF) (continued)
                             Portfolio of INVESTMENTS October 31, 2004

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA (continued)

$       3,000   Tulsa Industrial Authority, Oklahoma, GNMA Collateralized            11/05 at 103.00         Aaa     $    3,126,810
                 Multifamily Housing Revenue Bonds, Country Club of
                 Woodland Hills Project, Series 1995, 6.250%, 11/01/27


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 6.4% (4.3% OF TOTAL INVESTMENTS)

                Oregon Health Sciences University, Revenue Bonds,
                Series 2002A:
        5,000    5.000%, 7/01/26 - MBIA Insured                                       1/13 at 100.00         AAA          5,195,050
        9,000    5.000%, 7/01/32 - MBIA Insured                                       1/13 at 100.00         AAA          9,273,240

        4,930   Oregon Health, Housing, Educational and Cultural Facilities           3/12 at 105.00         Aaa          5,425,120
                 Authority, GNMA Mortgage-Backed Securities Program
                 Assisted Living Project Revenue Bonds, Necanicum
                 Village LLC, Series 2001A, 6.850%, 6/20/42


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 1.1% (0.7% OF TOTAL INVESTMENTS)

        3,075   Philadelphia School District, Pennsylvania, General                   8/12 at 100.00         AAA          3,427,948
                 Obligation Bonds, Series 2002B, 5.625%, 8/01/19 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.8% (0.5% OF TOTAL INVESTMENTS)

        2,000   Puerto Rico Highway and Transportation Authority, Highway               No Opt. Call         AAA          2,367,020
                 Revenue Bonds, Series 2003AA, 5.500%, 7/01/17 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 2.6% (1.7% OF TOTAL INVESTMENTS)

        2,055   Memphis, Tennessee, Sanitary Sewerage System Revenue                 10/14 at 100.00         AAA          2,198,398
                 Bonds, Series 2004, 5.000%, 10/01/22 - FSA Insured

        5,000   Metropolitan Government Nashville-Davidson County Health             11/09 at 101.00         AAA          5,804,000
                 and Educational Facilities Board, Tennessee, Revenue
                 Bonds, Ascension Health Credit Group, Series 1999A,
                 6.000%, 11/15/30 (Pre-refunded to 11/15/09) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 10.2% (6.8% OF TOTAL INVESTMENTS)

          160   Corpus Christi Housing Finance Corporation, Texas,                    1/05 at 100.00         AAA            160,443
                 Single Family Mortgage Senior Revenue Refunding Bonds,
                 Series 1991A, 7.700%, 7/01/11 - MBIA Insured

       12,500   Dallas-Ft. Worth International Airport, Texas, Joint Revenue         11/09 at 100.00         AAA         12,914,375
                 Refunding and Improvement Bonds, Series 2001A,
                 5.500%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured

                North Harris County Regional Water Authority, Texas, Senior
                Water Revenue Bonds, Series 2003:
        4,565    5.250%, 12/15/20 - FGIC Insured                                     12/13 at 100.00         AAA          4,995,708
        4,800    5.250%, 12/15/21 - FGIC Insured                                     12/13 at 100.00         AAA          5,226,096

        7,600   San Antonio, Texas, Airport System Improvement Revenue                7/11 at 101.00         AAA          8,239,008
                 Bonds, Series 2001, 5.375%, 7/01/16 (Alternative
                 Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 20.9% (14.0% OF TOTAL INVESTMENTS)

        5,000   Chelan County Public Utility District 1, Washington, Hydro            7/11 at 101.00         AAA          5,303,900
                 Consolidated System Revenue Bonds, Series 2001B,
                 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

        1,570   Clark County School District 101, Sedro-Woolley, Washington,         12/12 at 100.00         Aaa          1,749,765
                 General Obligation Bonds, Series 2002, 5.250%, 12/01/18 -
                 FSA Insured

                King County School District 405, Bellevue, Washington,
                General Obligation Bonds, Series 2002:
       12,060    5.000%, 12/01/19 - FGIC Insured                                     12/12 at 100.00         AAA         12,898,894
       12,785    5.000%, 12/01/20 - FGIC Insured                                     12/12 at 100.00         AAA         13,610,655

                Pierce County School District 343, Dieringer, Washington,
                General Obligation Refunding Bonds, Series 2003:
        2,755    5.250%, 12/01/18 - FSA Insured                                       6/13 at 100.00         Aaa          3,023,089
        2,990    5.250%, 12/01/19 - FSA Insured                                       6/13 at 100.00         Aaa          3,269,535

        4,715   Port of Seattle, Washington, Revenue Bonds, Series 2001B,            10/11 at 100.00         AAA          5,208,613
                 5.625%, 4/01/17 (Alternative Minimum Tax) - FGIC Insured

          895   Port of Seattle, Washington, Special Facility Revenue                 3/10 at 101.00         AAA            987,292
                 Bonds, Terminal 18, Series 1999C, 6.000%, 9/01/29
                 (Alternative Minimum Tax) - MBIA Insured

        1,265   Tacoma, Washington, General Obligation Bonds,                        12/12 at 100.00         AAA          1,359,331
                 Series 2002, 5.000%, 12/01/18 - FGIC Insured

        4,200   Tacoma, Washington, Solid Waste Utility Revenue Refunding            12/11 at 100.00         AAA          4,583,376
                 Bonds, Series 2001, 5.250%, 12/01/20 - AMBAC Insured


                                       38

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       5,000   Washington, General Obligation Bonds, Series 2001C,                   1/11 at 100.00         AAA     $    5,309,050
                 5.250%, 1/01/26 - FSA Insured

        6,990   Washington State Public Power Supply System, Revenue                  7/08 at 102.00         AAA          7,613,299
                 Refunding Bonds, Nuclear Project 1, Series 1998A,
                 5.125%, 7/01/17 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     434,930   Total Long-Term Investments (cost $427,284,412) - 149.4%                                                464,037,798
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.1% (0.1% OF TOTAL INVESTMENTS)

          300   Puerto Rico Government Development Bank, Adjustable                                          A-1            300,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.700%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         300   Total Short-Term Investments (cost $300,000)                                                                300,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $427,584,412) - 149.5%                                                          464,337,798
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.3%                                                                      7,328,689
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (51.8)%                                                       (161,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  310,666,487
                ====================================================================================================================

                    All of the bonds in the portfolio are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Insured Premium Income Municipal Fund 2 (NPX)
                        Portfolio of
                                INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 0.8% (0.5% OF TOTAL INVESTMENTS)

                Jefferson County, Alabama, General Obligation Warrants,
                Series 2004A:
$       1,500    5.000%, 4/01/21 - MBIA Insured                                       4/14 at 100.00         AAA     $    1,608,825
        1,395    5.000%, 4/01/22 - MBIA Insured                                       4/14 at 100.00         AAA          1,487,210
        1,040    5.000%, 4/01/23 - MBIA Insured                                       4/14 at 100.00         AAA          1,101,246


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.9% (1.3% OF TOTAL INVESTMENTS)

        7,745   Arkansas Development Finance Authority, State Facility                6/14 at 100.00         AAA          8,339,971
                 Revenue Bonds, Donaghey Plaza Project, Series 2004,
                 5.250%, 6/01/25 - FSA Insured

        2,000   University of Arkansas, Fayetteville, Revenue Bonds,                 11/14 at 100.00         Aaa          2,060,040
                 UAMS Campus, Series 2004B, 5.000%, 11/01/27
                 (WI, settling 11/18/04) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 14.6% (9.8% OF TOTAL INVESTMENTS)

       31,200   Foothill/Eastern Transportation Corridor Agency, California,           1/10 at 24.23         AAA          5,615,376
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/34 - MBIA Insured

        6,850   Orange County, California, Recovery Certificates of                   7/06 at 102.00         AAA          7,400,398
                 Participation, Series 1996A, 6.000%, 7/01/26 -
                 MBIA Insured

       15,000   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA         15,822,300
                 of Participation, Series 2003, 5.250%, 2/01/30 - FGIC Insured

       10,000   Orange County Water District, California, Revenue                     8/13 at 100.00         AAA         10,224,200
                 Certificates of Participation, Series 2003B,
                 5.000%, 8/15/34 - MBIA Insured

        1,435   Pasadena Area Community College District, Los Angeles                 6/13 at 100.00         AAA          1,524,989
                 County, California, General Obligation Bonds,
                 Series 2003A, 5.000%, 6/01/22 - FGIC Insured

        1,940   Riverside, California, Certificates of Participation,                 9/13 at 100.00         AAA          2,077,915
                 Series 2003, 5.000%, 9/01/20 - AMBAC Insured

       13,000   Sacramento City Financing Authority, California, Capital             12/09 at 102.00         AAA         14,940,380
                 Improvement Revenue Bonds, Solid Waste and
                 Redevelopment Projects, Series 1999, 5.800%, 12/01/19 -
                 AMBAC Insured

        2,000   San Jose Redevelopment Agency, California, Tax Allocation             8/14 at 100.00         AAA          2,219,800
                 Bonds, Merged Area Redevelopment Project, Series 2004A,
                 5.250%, 8/01/19 - MBIA Insured

                San Leandro Housing Finance Corporation, California, FHA-Insured
                Section 8 Assisted Mortgage Revenue Bonds, Ashland Village
                Apartments, Series 1993A:
        1,010    6.550%, 1/01/12 - MBIA Insured                                       1/05 at 100.00         AAA          1,012,030
        5,100    6.650%, 1/01/25 - MBIA Insured                                       1/05 at 100.00         AAA          5,107,344

       12,500   University of California, Revenue Bonds, Multi-Purpose                5/13 at 100.00         AAA         12,845,250
                 Projects, Series 2003A, 5.000%, 5/15/33 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 11.6% (7.7% OF TOTAL INVESTMENTS)

        1,940   Colorado Educational and Cultural Facilities Authority,               6/13 at 100.00         AAA          2,068,952
                 Charter School Revenue Bonds, Adams School District 12 -
                 Pinnacle School, Series 2003, 5.250%, 6/01/23 -
                 XLCA Insured

        3,405   Colorado Educational and Cultural Facilities Authority,              12/13 at 100.00         AAA          3,642,124
                 Charter School Revenue Bonds, Classical Academy,
                 Series 2003, 5.250%, 12/01/23 - XLCA Insured

                Colorado Health Facilities Authority, Revenue Bonds,
                Poudre Valley Health Care Inc., Series 1999A:
        2,480    5.625%, 12/01/19 - FSA Insured                                      12/09 at 101.00         Aaa          2,782,758
        3,500    5.750%, 12/01/23 - FSA Insured                                      12/09 at 101.00         Aaa          3,915,975

        6,100   Denver School District 1, Colorado, General Obligation               12/13 at 100.00         AAA          6,645,706
                 Bonds, Series 2004, 5.000%, 12/01/18 -  FSA Insured

       12,955   Denver, Colorado, Airport System Revenue Bonds,                      11/05 at 102.00         AAA         13,657,679
                 Series 1995A, 5.600%, 11/15/20 - MBIA Insured


                                       40

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)

                Denver Convention Center Hotel Authority, Colorado, Senior
                Revenue Bonds, Convention Center Hotel, Series 2003A:
$       9,670    5.000%, 12/01/19 - XLCA Insured                                     12/13 at 100.00         AAA     $   10,350,961
       17,495    5.000%, 12/01/33 - XLCA Insured                                     12/13 at 100.00         AAA         17,911,381

        1,325   El Paso County, Colorado, Certificates of Participation,             12/12 at 100.00         AAA          1,366,274
                 Detention Facility Project, Series 2002B, 5.000%, 12/01/27 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

        3,140   District of Columbia Housing Finance Agency, GNMA                    12/04 at 102.00         AAA          3,146,311
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1990C-4, 6.350%, 12/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 0.8% (0.5% OF TOTAL INVESTMENTS)

        4,000   Florida State Board of Education, Full Faith and Credit Public        6/13 at 101.00         AAA          4,278,000
                 Education Capital Outlay Bonds, Series 2003J,
                 5.000%, 6/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 3.1% (2.1% OF TOTAL INVESTMENTS)

        4,000   Cobb County Development Authority, Georgia, Parking Revenue           7/14 at 100.00         Aaa          4,221,760
                 Bonds, Kennesaw State University Project, Series 2004,
                 5.000%, 7/15/24 (WI, settling 11/10/04) - MBIA Insured

                Municipal Electric Authority of Georgia, Combustion Turbine
                Revenue Bonds, Series 2003A:
        1,775    5.000%, 11/01/21 - MBIA Insured                                     11/13 at 100.00         AAA          1,893,588
        2,580    5.000%, 11/01/22 - MBIA Insured                                     11/13 at 100.00         AAA          2,736,425

        4,500   South Fulton Municipal Regional Water and Sewerage                    1/13 at 100.00         Aaa          4,628,880
                 Authority, Georgia, Water and Sewerage Revenue Bonds,
                 Series 2003, 5.000%, 1/01/33 - MBIA Insured

        3,000   Valdosta and Lowndes County Hospital Authority, Georgia,             10/12 at 101.00         AAA          3,211,080
                 Revenue Certificates, South Georgia Medical Center,
                 Series 2002, 5.200%, 10/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 7.9% (5.3% OF TOTAL INVESTMENTS)

        2,375   Hawaii County, Hawaii, General Obligation Bonds,                      7/13 at 100.00         AAA          2,563,528
                 Series 2003A, 5.000%, 7/15/19 - FSA Insured

                Hawaii Department of Transportation, Airport System Revenue
                Refunding Bonds, Series 2000B:
        6,105    6.100%, 7/01/16 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA          6,867,698
        9,500    6.625%, 7/01/17 (Alternative Minimum Tax) - FGIC Insured             7/10 at 101.00         AAA         10,991,880

       20,000   Hawaii Department of Budget and Finance, Special Purpose              7/10 at 101.00         AAA         22,083,000
                 Revenue Refunding Bonds, Hawaiian Electric Company Inc.,
                 Series 2000, 5.700%, 7/01/20 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.2% (0.1% OF TOTAL INVESTMENTS)

        1,050   Idaho Housing and Finance Association, Single Family                  1/08 at 101.50         AAA          1,115,100
                 Mortgage Bonds, Series 1998E, 5.450%, 7/01/18
                 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 14.1% (9.4% OF TOTAL INVESTMENTS)

        2,500   Aurora, Illinois, Kane, DuPage, Kendall and Will Counties,            1/05 at 100.00         AAA          2,517,450
                 General Obligation Bonds, Series 1996, 5.800%, 1/01/14
                 (Pre-refunded to 1/01/05) - MBIA Insured

       25,585   Chicago, Illinois, General Obligation Refunding Bonds,                1/06 at 102.00         AAA         26,690,016
                 Series 1996B, 5.125%, 1/01/25 - FGIC Insured

        8,370   Chicago, Illinois, Revenue Bonds, Midway Airport,                     1/07 at 101.00         AAA          9,010,724
                 Series 1996A, 5.625%, 1/01/17 - MBIA Insured

                Chicago, Illinois, Revenue Bonds, Midway Airport, Series 1994A:
          280    6.100%, 1/01/08 (Alternative Minimum Tax) - MBIA Insured             1/05 at 101.00         AAA            286,451
          710    6.250%, 1/01/14 (Alternative Minimum Tax) - MBIA Insured             1/05 at 101.00         AAA            726,408

        8,235   Chicago, Illinois, General Airport Second Lien Revenue                1/05 at 102.00         AAA          8,461,051
                 Refunding Bonds, O'Hare International Airport, Series 1994A,
                 6.375%, 1/01/15 - MBIA Insured

        4,115   Chicago Park District, Illinois, Limited Tax General Obligation       7/11 at 100.00         AAA          4,613,738
                 Park Bonds, Series 2001C, 5.500%, 1/01/18 - FGIC Insured

        9,680   Illinois Educational Facilities Authority, Revenue Bonds,             6/08 at 100.00         AAA         10,275,514
                 Columbia College, Series 1998, 5.000%, 12/01/20 -
                 MBIA Insured

        1,950   Illinois Health Facilities Authority, Revenue Refunding Bonds,          No Opt. Call         AAA          2,390,875
                 SSM Healthcare System, Series 1992AA, 6.550%, 6/01/14 -
                 MBIA Insured


                                       41


                        Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                             Portfolio of INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

                Illinois Health Facilities Authority, Revenue Bonds, Lutheran
                General Health System, Series 1993A:
$       4,000    6.125%, 4/01/12 - FSA Insured                                          No Opt. Call         AAA     $    4,495,720
        5,000    6.250%, 4/01/18 - FSA Insured                                          No Opt. Call         AAA          6,197,250

          455   Peoria, Moline and Freeport, Illinois, GNMA Collateralized           10/05 at 105.00         AAA            455,642
                 Single Family Mortgage Revenue Bonds, Series 1995A,
                 7.600%, 4/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.1% (2.1% OF TOTAL INVESTMENTS)

                Hamilton County Public Building Corporation, Indiana, First
                Mortgage Bonds, Series 2004:
        2,105    5.000%, 8/01/23 - FSA Insured                                        8/14 at 100.00         AAA          2,216,965
        2,215    5.000%, 8/01/24 - FSA Insured                                        8/14 at 100.00         AAA          2,322,029

        4,655   Hamilton Southeastern Consolidated School Building                    1/14 at 100.00         AAA          5,117,754
                 Corporation, Hamilton County, Indiana, First Mortgage Bonds,
                 Series 2004, 5.000%, 7/15/15 - FSA Insured

        1,625   Hammond Multi-School Building Corporation, Lake County,               7/13 at 100.00         AAA          1,724,401
                 Indiana, First Mortgage Revenue Bonds, Series 2003B,
                 5.000%, 1/15/21 - FGIC Insured

        5,285   Logansport School Building Corporation, Indiana, First                7/11 at 100.00         AAA          5,582,863
                 Mortgage Bonds, Series 2001, 5.125%, 1/15/22 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.8% (0.5% OF TOTAL INVESTMENTS)

        2,300   Butler County Unified School District 394, Kansas, General            9/14 at 100.00         AAA          2,474,777
                 Obligation Bonds, Series 2004, 5.000%, 9/01/21 - FSA Insured

        1,500   Kansas State Turnpike Authority, Revenue Bonds,                       9/14 at 101.00         AAA          1,560,945
                 Series 2004A2, 5.000%, 9/01/27  (WI, settling 11/18/04) -
                 FSA Insured

           70   Olathe-Labette County, Kansas, GNMA Collateralized Single             2/05 at 105.00         Aaa             73,636
                 Family Mortgage Revenue Refunding  Bonds, Series 1994A-I,
                 8.100%, 8/01/23 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.4% (0.3% OF TOTAL INVESTMENTS)

        7,000   Kentucky Economic Development Finance Authority, Health                 No Opt. Call         AAA          2,063,460
                 System Revenue Bonds, Norton Healthcare Inc., Series 2000B,
                 0.000%, 10/01/28 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 4.1% (2.8% OF TOTAL INVESTMENTS)

        4,910   Massachusetts, General Obligation Bonds, Consolidated Loan,             No Opt. Call         AAA          5,729,675
                 Series 2002C, 5.500%, 11/01/15 - MBIA Insured

        3,000   Massachusetts Development Finance Authority, Revenue                    No Opt. Call         AAA          3,547,800
                 Bonds, WGBH Educational Foundation, Series 2002A,
                 5.750%, 1/01/42 - AMBAC Insured

        2,600   Massachusetts Health and Educational Facilities Authority,           10/13 at 100.00         AAA          2,674,360
                 Revenue Bonds, Simmons College, Series 2003F,
                 5.000%, 10/01/33 - FGIC Insured

        2,475   Massachusetts Housing Finance Agency, Single Family                   6/06 at 102.00         AAA          2,520,466
                 Housing Revenue Bonds, Series 48, 6.350%, 6/01/26
                 (Alternative Minimum Tax) - MBIA Insured

        1,630   Massachusetts Housing Finance Agency, Single Family                   6/07 at 102.00         AAA          1,701,198
                 Housing Revenue Bonds, Series 53, 6.150%, 12/01/29
                 (Alternative Minimum Tax) - MBIA Insured

                Massachusetts, Special Obligation Dedicated Tax Revenue
                Bonds, Series 2004:
        3,650    5.250%, 1/01/22 - FGIC Insured                                       1/14 at 100.00         AAA          3,966,528
        2,000    5.250%, 1/01/24 - FGIC Insured                                       1/14 at 100.00         AAA          2,156,000


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.9% (1.9% OF TOTAL INVESTMENTS)

        4,705   Grand Valley State University, Michigan, General Revenue             12/10 at 100.00         AAA          5,177,241
                 Bonds, Series 2000, 5.250%, 12/01/20 - FGIC Insured

       10,000   Michigan Housing Development Authority, Rental Housing                4/07 at 102.00         AAA         10,518,600
                 Revenue Bonds, Series 1997A, 6.000%, 4/01/16 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.3% (0.8% OF TOTAL INVESTMENTS)

        6,600   Minnesota Housing Finance Agency, Rental Housing Bonds,               2/05 at 102.00         AAA          6,756,156
                 Series 1995D, 5.950%, 2/01/18 - MBIA Insured


                                       42

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.7% (1.1% OF TOTAL INVESTMENTS)

$       1,000   Hazelwood Industrial Development Authority, Missouri,                 9/06 at 102.00         AAA     $    1,050,650
                 GNMA Collateralized Project Multifamily Housing Revenue
                 Refunding Bonds, Lakes Apartments Project, Series 1996,
                 6.000%, 9/20/16

        4,500   Kansas City Land Clearance Redevelopment Authority,                  12/05 at 102.00         AAA          4,778,055
                 Missouri, Lease Revenue Bonds, Municipal Auditorium and
                 Muehlebach Hotel Redevelopment Projects, Series 1995A,
                 5.900%, 12/01/18 - FSA Insured

        1,000   Kansas City Municipal Assistance Corporation, Missouri,               1/06 at 101.00         AAA          1,053,510
                 Leasehold Revenue Bonds, Capital Improvements,
                 Series 1996B, 5.750%, 1/15/14 - AMBAC Insured

        1,030   Missouri Housing Development Commission, Multifamily                 12/06 at 102.00         AAA          1,079,934
                 Housing Revenue Bonds, Brookstone Village Apartments,
                 Series 1996A, 6.000%, 12/01/16 (Alternative Minimum Tax) -
                 FSA Insured

        1,250   Missouri Western State College, Auxiliary System Revenue             10/13 at 100.00         AAA          1,287,588
                 Bonds, Series 2003, 5.000%, 10/01/33 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 8.8% (5.9% OF TOTAL INVESTMENTS)

        3,280   Clark County, Nevada, Subordinate Lien Airport Revenue                7/14 at 100.00         AAA          3,478,210
                 Bonds, Series 2004A-2, 5.125%, 7/01/24 - FGIC Insured

        5,000   Clark County, Nevada, Industrial Development Revenue Bonds,          12/04 at 100.00         AAA          5,172,900
                 Nevada Power Company Project, Series 1992A,
                 6.700%, 6/01/22 (Alternative Minimum Tax) - FGIC Insured

        5,000   Clark County, Nevada, Industrial Development Revenue                  7/10 at 102.00         AAA          5,497,950
                 Bonds, Southwest Gas Corporation, Series 2000C,
                 5.950%, 12/01/38 (Alternative Minimum Tax) -
                 AMBAC Insured

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier, Series 2000:
        5,000    0.000%, 1/01/27 - AMBAC Insured                                        No Opt. Call         AAA          1,555,900
        5,500    5.625%, 1/01/32 - AMBAC Insured                                      1/10 at 102.00         AAA          6,073,980

                Las Vegas Convention and Visitors Authority, Nevada,
                Revenue Bonds, Series 1999:
        2,695    5.750%, 7/01/15 - AMBAC Insured                                      7/09 at 101.00         AAA          3,057,478
        6,035    5.750%, 7/01/16 - AMBAC Insured                                      7/09 at 101.00         AAA          6,838,198
        6,500    5.750%, 7/01/17 - AMBAC Insured                                      7/09 at 101.00         AAA          7,352,930
        3,535    5.750%, 7/01/18 - AMBAC Insured                                      7/09 at 101.00         AAA          3,998,863
        4,000    6.000%, 7/01/19 - AMBAC Insured                                      7/09 at 101.00         AAA          4,568,240


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 2.4% (1.6% OF TOTAL INVESTMENTS)

                Essex County Improvement Authority, New Jersey, Guaranteed
                Revenue Bonds, Project Consolidation, Series 2004:
        2,000    5.125%, 10/01/21 - MBIA Insured                                     10/14 at 100.00         Aaa          2,169,920
        2,250    5.125%, 10/01/22 - MBIA Insured                                     10/14 at 100.00         Aaa          2,425,905

        1,560   Mount Olive Township Board of Education, Morris County,               1/15 at 100.00         Aaa          1,668,685
                 New Jersey, General Obligation Bonds, Series 2004,
                 5.000%, 1/15/22 (WI, 11/09/04) - MBIA Insured

                New Jersey Economic Development Authority, Revenue
                Bonds, Motor Vehicle Surcharge, Series 2004A:
        1,475    5.000%, 7/01/22 - MBIA Insured                                       7/14 at 100.00         AAA          1,574,577
        1,475    5.000%, 7/01/23 - MBIA Insured                                       7/14 at 100.00         AAA          1,564,901

        3,075   New Jersey Transit Corporation, Refunding Certificates                  No Opt. Call         AAA          3,561,004
                 of Participation, Series 2003, 5.500%, 10/01/15 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 0.5% (0.3% OF TOTAL INVESTMENTS)

                New Mexico Finance Authority, Public Project Revolving
                Revenue Bonds, Series 2004C:
        1,415    5.000%, 6/01/22 - AMBAC Insured                                      6/14 at 100.00         AAA          1,509,876
        1,050    5.000%, 6/01/24 - AMBAC Insured                                      6/14 at 100.00         AAA          1,107,645


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 12.9% (8.6% OF TOTAL INVESTMENTS)

        1,755   Nassau County, New York, General Obligation                           3/10 at 100.00         AAA          2,018,004
                 Improvement Bonds, Series 2000E, 6.000%, 3/01/16
                 (Pre-refunded to 3/01/10) - FSA Insured

        2,265   Nassau County, New York, General Obligation Improvement               3/10 at 100.00         AAA          2,711,862
                 Bonds, Series 2000F, 7.000%, 3/01/14 (Pre-refunded to
                 3/01/10) - FSA Insured


                                       43


                        Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                             Portfolio of INVESTMENTS October 31, 2004

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       7,500   Nassau Health Care Corporation, New York, County Guaranteed           8/09 at 102.00         AAA     $    8,683,500
                 Revenue Bonds, Series 1999, 5.750%, 8/01/29 (Pre-refunded
                 to 8/01/09) - FSA Insured

        4,000   New York City, New York, General Obligation Bonds, Fiscal               No Opt. Call         AAA          4,182,680
                 Series 1995E, 8.000%, 8/01/05 - MBIA Insured

        7,900   New York City, New York, General Obligation Bonds,                    3/06 at 101.50         AAA          8,429,616
                 Fiscal Series 1996I, 5.875%, 3/15/18 - FSA Insured

        7,000   New York City Municipal Water Finance Authority, New York,            6/09 at 101.00         AAA          7,776,580
                 Water and Sewerage System Revenue Bonds, Fiscal
                 Series 2000A, 5.750%, 6/15/31 - FGIC Insured

                Dormitory Authority of the State of New York, Insured Revenue
                Bonds, New Island Hospital, Series 1999B:
        3,400    5.750%, 7/01/19 - MBIA Insured                                       7/09 at 101.00         AAA          3,698,282
        5,750    6.000%, 7/01/24 - MBIA Insured                                       7/09 at 101.00         AAA          6,533,093

        9,095   New York State Housing Finance Agency, Mortgage                       5/06 at 102.00         AAA          9,424,421
                 Revenue Refunding Bonds, Housing Project, Series 1996A,
                 6.125%, 11/01/20 - FSA Insured

        2,500   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00         AAA          2,586,825
                 FHA-Insured Mortgage Revenue Bonds, New York and
                 Presbyterian Hospital, Series 1994A, 6.800%, 8/15/24
                 (Pre-refunded to 2/15/05) - AMBAC Insured

        2,750   New York State Thruway Authority, Highway and Bridge                  4/14 at 100.00         AAA          3,056,405
                 Trust Fund Bonds, Second General, Series 2004,
                 5.000%, 4/01/15 - MBIA Insured

        5,000   New York State Urban Development Corporation,                         1/07 at 102.00         AAA          5,497,700
                 Correctional Capital Facilities Revenue Bonds, Series 1996-7,
                 5.700%, 1/01/27 (Pre-refunded to 1/01/07) - FSA Insured

                New York City Sales Tax Asset Receivable Corporation, New York,
                Local Government Assistance Corporation Dedicated Revenue Bonds,
                Series 2004A:
        3,225    5.000%, 10/15/24 (WI, settling 11/04/04) - MBIA Insured             10/14 at 100.00         AAA          3,421,048
        1,665    5.000%, 10/15/25 (WI, settling 11/04/04) - MBIA Insured             10/14 at 100.00         AAA          1,755,143


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 3.8% (2.5% OF TOTAL INVESTMENTS)

       10,715   Fargo, North Dakota, Health System Revenue Bonds,                     6/10 at 101.00         AAA         11,930,402
                 MeritCare Obligated Group, Series 2000A, 5.600%, 6/01/21 -
                 FSA Insured

        8,000   North Dakota, Student Loan Trust Revenue Bonds,                      12/10 at 100.00         AAA          8,429,920
                 Series 2000B, 5.850%, 12/01/25 (Alternative Minimum
                 Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 0.1% (0.1% OF TOTAL INVESTMENTS)

          700   Shaker Heights, Ohio, General Obligation Bonds,                      12/13 at 100.00         AAA            744,639
                 Series 2003, 5.250%, 12/01/26 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 1.1% (0.7% OF TOTAL INVESTMENTS)

                Oklahoma City Airport Trust, Oklahoma, Junior Lien Tax Exempt
                Bonds, Twenty Seventh Series 2000A:
        1,320    5.125%, 7/01/20 - FSA Insured                                        7/10 at 100.00         AAA          1,389,551
        4,040    5.250%, 7/01/21 - FSA Insured                                        7/10 at 100.00         AAA          4,386,834


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 3.2% (2.1% OF TOTAL INVESTMENTS)

                Portland, Oregon, Airport Way Urban Renewal and
                Redevelopment Bonds, Series 2000A:
        4,405    5.700%, 6/15/17 - AMBAC Insured                                      6/10 at 101.00         Aaa          4,985,755
        3,665    5.750%, 6/15/18 - AMBAC Insured                                      6/10 at 101.00         Aaa          4,160,948
        4,265    5.750%, 6/15/19 - AMBAC Insured                                      6/10 at 101.00         Aaa          4,842,140
        1,375    5.750%, 6/15/20 - AMBAC Insured                                      6/10 at 101.00         Aaa          1,561,148

        1,520   Portland Housing Authority, Oregon, Multifamily Housing               7/10 at 100.00         Aaa          1,589,950
                 Revenue Bonds, Lovejoy Station Apartments, Series 2000,
                 6.000%, 7/01/33 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 10.3% (6.9% OF TOTAL INVESTMENTS)

       12,620   Allegheny County Hospital Development Authority,                     11/10 at 102.00         AAA         14,818,656
                 Pennsylvania, Insured Revenue Bonds, West Penn Allegheny
                 Health System, Series 2000A, 6.500%, 11/15/30 - MBIA Insured

        9,485   Berks County Municipal Authority, Pennsylvania, Hospital             11/09 at 102.00         AAA         11,140,417
                 Revenue Bonds, Reading Hospital and Medical Center,
                 Series 1999, 6.000%, 11/01/19 (Pre-refunded to
                 11/01/09) - FSA Insured


                                       44

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)

$       1,000   Luzerne County Industrial Development Authority, Exempt              12/04 at 102.00         Aaa     $    1,024,150
                 Facilities Revenue Refunding Bonds, Pennsylvania Gas and
                 Water Company Project, Series 1994A, 7.000%, 12/01/17
                 (Alternative Minimum Tax) (Pre-refunded to 12/01/04) -
                 AMBAC Insured

                Philadelphia Gas Works, Pennsylvania, Revenue Bonds,
                General Ordinance, Fifth Series 2004A-1:
        5,235    5.000%, 9/01/24 - FSA Insured                                        9/14 at 100.00         AAA          5,472,721
        3,000    5.000%, 9/01/25 - FSA Insured                                        9/14 at 100.00         AAA          3,116,790

                Philadelphia, Pennsylvania, Water and Wastewater
                Revenue Bonds, Series 1997A:
        2,360    5.125%, 8/01/27 - AMBAC Insured                                      8/07 at 102.00         AAA          2,553,850
       10,370    5.125%, 8/01/27 - AMBAC Insured                                      8/07 at 102.00         AAA         10,812,488

        2,500   Seneca Valley School District, Butler County, Pennsylvania,           7/14 at 100.00         Aaa          2,679,450
                 General Obligation Bonds, Series 2004, 5.125%, 1/01/23 -
                 FGIC Insured

        3,650   State Public School Building Authority, Pennsylvania,                 6/13 at 100.00         AAA          3,756,398
                 Lease Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.000%, 6/01/29 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.8% (0.6% OF TOTAL INVESTMENTS)

        4,000   Puerto Rico Municipal Finance Agency, Series 2002A,                   8/12 at 100.00         AAA          4,509,280
                 5.250%, 8/01/17 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 1.0% (0.7% OF TOTAL INVESTMENTS)

        5,000   South Carolina Public Service Authority, Revenue Bonds,               1/14 at 100.00         AAA          5,382,450
                 Santee Cooper Electric System, Series 2004A,
                 5.000%, 1/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 15.3% (10.3% OF TOTAL INVESTMENTS)

                Brazos River Authority, Texas, Revenue Refunding Bonds,
                Houston Industries Inc., Series 1998C:
       10,000    5.125%, 5/01/19 - AMBAC Insured                                      5/08 at 102.00         AAA         10,779,900
        9,000    5.125%, 11/01/20 (Optional put 11/01/08) - AMBAC Insured            11/08 at 102.00         AAA          9,686,520

                Corpus Christi, Texas, Utility System Revenue Bonds,
                Series 2004:
        3,475    5.000%, 7/15/22 - FSA Insured                                        7/14 at 100.00         AAA          3,693,195
        3,645    5.000%, 7/15/23 - FSA Insured                                        7/14 at 100.00         AAA          3,847,079

       12,500   Dallas-Ft. Worth International Airport, Texas, Joint Revenue         11/09 at 100.00         AAA         12,914,375
                 Refunding and Improvement Bonds, Series 2001A,
                 5.500%, 11/01/35 (Alternative Minimum Tax) -
                 FGIC Insured

        3,895   Denton, Texas, Utility System Revenue Bonds, Series 2000A,           12/10 at 100.00         AAA          4,407,933
                 5.625%, 12/01/19 - FSA Insured

        4,485   Lower Colorado River Authority, Texas, Contract Revenue               5/12 at 100.00         AAA          4,740,107
                 Refunding Bonds, Transmission Services Corporation,
                 Series 2003B, 5.000%, 5/15/21 - FSA Insured

       10,000   Lower Colorado River Authority, Texas, Contract Revenue               5/13 at 100.00         AAA         10,226,600
                 Refunding Bonds, Transmission Services Corporation,
                 Series 2003C, 5.000%, 5/15/33 - AMBAC Insured

        4,151   Panhandle Regional Housing Finance Corporation, Texas,                7/12 at 105.00         Aaa          4,461,080
                 GNMA Collateralized Multifamily Housing Mortgage
                 Revenue Bonds, Renaissance of Amarillo Apartments,
                 Series 2001A, 6.650%, 7/20/42

                Tarrant County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Cook Children's Healthcare System,
                Series 2000A:
        6,725    5.750%, 12/01/17 - FSA Insured                                      12/10 at 101.00         AAA          7,605,303
        7,500    5.750%, 12/01/24 - FSA Insured                                      12/10 at 101.00         AAA          8,399,325

        2,300   Texas State University System, Financing Revenue Refunding            3/12 at 100.00         AAA          2,461,506
                 Bonds, Series 2002, 5.000%, 3/15/18 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 3.2% (2.2% OF TOTAL INVESTMENTS)

        8,600   Intermountain Power Agency, Utah, Power Supply Revenue                7/13 at 100.00         AAA          9,280,088
                 Refunding Bonds, Series 2003A, 5.000%, 7/01/18 - FSA Insured

        2,385   Mountain Regional Water Special Service District, Utah,              12/13 at 100.00         AAA          2,450,850
                 Water Revenue Bonds, Series 2003, 5.000%, 12/15/33 -
                 MBIA Insured

        5,525   Utah Transit Authority, Sales Tax Revenue Bonds,                     12/12 at 100.00         AAA          5,777,990
                 Series 2002A, 5.000%, 6/15/24 - FSA Insured


                                       45


                        Nuveen Insured Premium Income Municipal Fund 2 (NPX) (continued)
                             Portfolio of INVESTMENTS October 31, 2004

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.3% (0.2% OF TOTAL INVESTMENTS)

$       1,320   Vermont Educational and Health Buildings Financing Agency,           12/10 at 101.00         AAA     $    1,525,920
                 Revenue Bonds, Fletcher Allen Health Care Inc.,
                 Series 2000A, 6.000%, 12/01/23 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.8% (0.5% OF TOTAL INVESTMENTS)

                Loudoun County Industrial Development Authority, Virginia,
                Public Safety Facilities Lease Revenue Bonds, Series 2003A:
        1,150    5.250%, 12/15/22 - FSA Insured                                       6/14 at 100.00         AAA          1,251,890
          500    5.250%, 12/15/23 - FSA Insured                                       6/14 at 100.00         AAA            541,405

        2,250   Virginia Housing Development Authority, Multifamily                   1/08 at 102.00         AAA          2,391,143
                 Housing Bonds, Series 1997B, 6.050%, 5/01/17
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 7.0% (4.7% OF TOTAL INVESTMENTS)

       10,000   Chelan County Public Utility District 1, Washington, Hydro            7/11 at 101.00         AAA         10,607,800
                 Consolidated System Revenue Bonds, Series 2001B,
                 5.600%, 1/01/36 (Alternative Minimum Tax) - MBIA Insured

        1,370   Clark County School District 101, La Center, Washington,             12/12 at 100.00         Aaa          1,443,021
                 General Obligation Bonds, Series 2002, 5.000%, 12/01/22 -
                 FSA Insured

        5,230   Douglas County Public Utility District 1, Washington,                 9/09 at 102.00         AAA          5,890,392
                 Revenue Bonds, Wells Hydroelectric, Series 1999A,
                 6.125%, 9/01/29 (Alternative Minimum Tax) - MBIA Insured

        3,485   Grant County Public Utility District 2, Washington, Priest            1/06 at 102.00         AAA          3,669,321
                 Rapids Hydroelectric Development Revenue Bonds,
                 Second Series 1996B, 5.900%, 1/01/21 (Alternative
                 Minimum Tax) - MBIA Insured

                Tacoma, Washington, General Obligation Bonds, Series 2004:
        1,545    5.000%, 12/01/19 - MBIA Insured                                     12/14 at 100.00         AAA          1,674,176
        1,620    5.000%, 12/01/20 - MBIA Insured                                     12/14 at 100.00         AAA          1,745,663
        1,695    5.000%, 12/01/21 - MBIA Insured                                     12/14 at 100.00         AAA          1,814,886

        6,200   Washington, General Obligation Various Purpose Bonds,                 7/12 at 100.00         AAA          6,586,880
                 Series 2003A, 5.000%, 7/01/20 - FGIC Insured

        3,950   Washington State Healthcare Facilities Authority, Revenue            11/08 at 101.00         Aaa          4,170,450
                 Bonds, Swedish Health Services, Series 1998,
                 5.125%, 11/15/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.5% (1.0% OF TOTAL INVESTMENTS)

        8,000   Pleasants County, West Virginia, Pollution Control Revenue            5/05 at 102.00         AAA          8,327,440
                 Bonds, Monongahela Power Company Pleasants Station
                 Project, Series 1995C, 6.150%, 5/01/15 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 6.6% (4.4% OF TOTAL INVESTMENTS)

        1,000   Green Bay, Wisconsin, Water System Revenue Bonds,                    11/14 at 100.00         Aaa          1,074,530
                 Series 2004, 5.000%, 11/01/21 - FSA Insured

        7,000   La Crosse, Wisconsin, Resource Recovery Revenue Refunding               No Opt. Call         AAA          8,410,850
                 Bonds, Northern States Power Company Project, Series 1996,
                 6.000%, 11/01/21 (Alternative Minimum Tax) - MBIA Insured

       12,750   Milwaukee County, Wisconsin, Airport Revenue Bonds,                  12/10 at 100.00         Aaa         13,865,114
                 Series 2000A, 5.750%, 12/01/25 (Alternative Minimum
                 Tax) - FGIC Insured

        6,250   Wisconsin Health and Educational Facilities Authority,                8/06 at 102.00         AAA          6,754,062
                 Revenue Bonds, Sinai Samaritan Medical Center Inc.,
                 Series 1996, 5.750%, 8/15/16 - MBIA Insured

        5,000   Wisconsin Health and Educational Facilities Authority,                8/05 at 102.00         AAA          5,254,850
                 Revenue Bonds, Mercy Health System Corporation,
                 Series 1995, 6.125%, 8/15/13 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     780,971   Total Long-Term Investments (cost $752,518,775) - 149.5%                                                806,693,666
=============-----------------------------------------------------------------------------------------------------------------------


                                       46

   PRINCIPAL                                                                                                                 MARKET
AMOUNT (000)    DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.2% (0.1% OF TOTAL INVESTMENTS)

$         855   Montgomery County Public Building Authority, Tennessee,                                   VMIG-1     $      855,000
                 Tennessee County Loan Pool Program Bonds, Variable
                 Rate Demand Obligations, Series 2002, 1.750%, 4/01/32+
------------------------------------------------------------------------------------------------------------------------------------
$         855   Total Short-Term Investments (cost $855,000)                                                                855,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $753,373,775) - 149.7%                                                          807,548,666
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.1%                                                                      1,048,414
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.8)%                                                       (268,900,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  539,697,080
                ====================================================================================================================

                    All of the bonds in the portfolio, excluding temporary investments in short-term municipal securities, are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

               (WI) Security purchased on a when-issued basis.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen Insured Dividend Advantage Municipal Fund (NVG)
                        Portfolio of
                                INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 4.3% (2.9% OF TOTAL INVESTMENTS)

$       5,310   Athens, Alabama, Water and Sewerage Revenue Warrants,                 5/12 at 101.00         AAA     $    5,620,529
                 Series 2002, 5.300%, 5/01/32 - MBIA Insured

        3,045   Hoover, Alabama, General Obligation Bonds, Series 2003,               3/12 at 101.00         AAA          3,262,291
                 5.000%, 3/01/20 - MBIA Insured

       10,000   Jefferson County, Alabama, Sewer Revenue Capital                      2/09 at 101.00         AAA         11,219,600
                 Improvement Warrants, Series 1999A, 5.375%, 2/01/36
                 (Pre-refunded to 2/01/09) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 3.4% (2.3% OF TOTAL INVESTMENTS)

       15,000   Alaska, International Airport System Revenue Bonds,                  10/12 at 100.00         AAA         15,858,900
                 Series 2002B, 5.250%, 10/01/27 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.1% (0.7% OF TOTAL INVESTMENTS)

        5,000   Phoenix, Arizona, Civic Improvement Corporation, Senior               7/12 at 100.00         AAA          5,162,100
                 Lien Airport Revenue Bonds, Series 2002B, 5.250%, 7/01/32
                 (Alternative Minimum Tax) - FGIC Insured (PLG1)


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 9.8% (6.7% OF TOTAL INVESTMENTS)

        8,890   California, General Obligation Veterans Welfare Bonds,               12/08 at 101.00           A          9,377,794
                 Series 1997BH, 5.400%, 12/01/14 (Alternative Minimum Tax)

        3,200   California, Various Purpose General Obligation Bonds,                 9/10 at 100.00         AAA          3,547,616
                 Series 2000, 5.250%, 9/01/17 - MBIA Insured

       10,000   California, General Obligation Refunding Bonds, Series 2002,            No Opt. Call         AAA         10,467,200
                 5.000%, 2/01/23 - MBIA Insured

        3,000   California, General Obligation Veterans Welfare Bonds,                6/07 at 101.00         AAA          3,072,480
                 Series 2001BZ, 5.375%, 12/01/24 (Alternative Minimum
                 Tax) - MBIA Insured

        7,935   Los Angeles, California, Certificates of Participation, Real          4/12 at 100.00         AAA          8,336,590
                 Property Acquisition Program, Series 2002,
                 5.300%, 4/01/32 - AMBAC Insured

        1,000   Los Angeles Convention and Exhibition Center Authority,              12/05 at 100.00         AAA          1,077,170
                 California, Certificates of Participation, Series 1985,
                 9.000%, 12/01/20 (Pre-refunded to 12/01/05)

        7,500   Northern California Power Agency, Revenue Refunding                   7/08 at 101.00         AAA          7,857,675
                 Bonds, Hydroelectric Project 1, Series 1998A,
                 5.200%, 7/01/32 - MBIA Insured

        2,320   Sacramento Municipal Utility District, California, Electric           8/11 at 100.00         AAA          2,575,339
                 Revenue Bonds, Series 2001P, 5.250%, 8/15/18 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 0.9% (0.6% OF TOTAL INVESTMENTS)

        1,580   Gunnison Watershed School District RE1J, Gunnison                       No Opt. Call         Aaa          1,781,497
                 and Saguache Counties, Colorado, General Obligation Bonds,
                 Series 2004, 5.000%, 12/01/15 - FSA Insured

                Sand Creek Metropolitan District, Colorado, General Obligation
                Bonds, Series 2004:
        1,095    5.000%, 12/01/13 - XLCA Insured                                        No Opt. Call         AAA          1,214,870
        1,170    5.000%, 12/01/14 - XLCA Insured                                     12/13 at 100.00         AAA          1,291,774


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 15.9% (10.8% OF TOTAL INVESTMENTS)

                Florida Municipal Loan Council, Revenue Bonds, Series 2003B:
        2,305    5.250%, 12/01/17 - MBIA Insured                                     12/13 at 100.00         AAA          2,558,827
        1,480    5.250%, 12/01/18 - MBIA Insured                                     12/13 at 100.00         AAA          1,634,601

       11,600   Greater Orlando Aviation Authority, Florida, Airport Facilities      10/12 at 100.00         AAA         12,160,976
                 Revenue Bonds, Series 2002B, 5.125%, 10/01/21
                 (Alternative Minimum Tax) - FSA Insured

        6,000   JEA, Florida, Water and Sewerage System Revenue Bonds,                4/07 at 100.00         AAA          6,352,800
                 Series 2002A, 5.500%, 10/01/41 - MBIA Insured

        8,155   Lee County, Florida, Solid Waste System Revenue Refunding            10/11 at 100.00         Aaa          9,000,918
                 Bonds, Series 2001, 5.625%, 10/01/13 (Alternative
                 Minimum Tax) - MBIA Insured

       15,000   Miami-Dade County School Board, Florida, Certificates of                No Opt. Call         AAA         16,272,900
                 Participation, Series 2003A, 5.000%, 8/01/27 (Mandatory
                 put 8/01/08) - MBIA Insured


                                       48

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA (continued)

                Miami-Dade County, Florida, Aviation Revenue Bonds, Miami
                International Airport, Series 2002:
$       7,165    5.625%, 10/01/15 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA     $    8,004,810
        5,600    5.750%, 10/01/16 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA          6,316,744
       10,000    5.125%, 10/01/21 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA         10,497,200
        2,000    5.250%, 10/01/22 (Alternative Minimum Tax) - FGIC Insured           10/12 at 100.00         AAA          2,107,820


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

        1,000   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                11/14 at 100.00         AAA          1,070,290
                 Series 2004, 5.000%, 11/01/22 - FSA Insured

        1,695   Georgia Housing and Finance Authority, Single Family                 12/11 at 100.00         AAA          1,757,783
                 Mortgage Bonds, Series 2002B-2, 5.500%, 6/01/32
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 13.9% (9.4% OF TOTAL INVESTMENTS)

       10,000   Bolingbrook, Illinois, General Obligation Bonds,                      1/12 at 100.00         AAA         10,718,000
                 Series 2002A, 5.375%, 1/01/38 - FGIC Insured

        5,000   Chicago, Illinois, General Obligation Refunding Bonds,                1/11 at 101.00         AAA          5,429,450
                 Series 2001A, 5.500%, 1/01/38 - MBIA Insured

                Chicago, Illinois, Second Lien Passenger Facility Charge Revenue
                Bonds, O'Hare International Airport, Series 2001C:
        4,250    5.500%, 1/01/16 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          4,645,250
        4,485    5.500%, 1/01/17 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          4,885,869
        4,730    5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          5,148,700
        2,930    5.500%, 1/01/19 (Alternative Minimum Tax) - AMBAC Insured            1/11 at 101.00         AAA          3,171,315

        3,000   Chicago, Illinois, General Airport Third Lien Revenue                 1/12 at 100.00         AAA          3,332,460
                 Refunding Bonds, O'Hare International Airport, Series 2002A,
                 5.750%, 1/01/17 (Alternative Minimum Tax) - MBIA Insured

       12,765   Chicago, Illinois, Revenue Bonds, Skyway Toll Bridge,                 1/07 at 102.00         AAA         13,751,607
                 Series 1996, 5.500%, 1/01/23 - MBIA Insured

        4,000   Cicero, Cook County, Illinois, General Obligation Corporate          12/12 at 101.00         AAA          4,266,040
                 Purpose Bonds, Series 2002, 5.000%, 12/01/21 -
                 MBIA Insured

        1,500   DuPage County Community School District 200, Wheaton,                10/13 at 100.00         Aaa          1,622,520
                 Illinois, General Obligation Bonds, Series 2003C,
                 5.250%, 10/01/22 - FSA Insured

        5,000   Illinois, General Obligation Bonds, Illinois FIRST Program,           4/12 at 100.00         AAA          5,343,150
                 Series 2002, 5.250%, 4/01/23 - FSA Insured

        2,700   University of Illinois, Certificates of Participation,                8/11 at 100.00         AAA          3,020,787
                 Utility Infrastructure Projects, Series 2001A, 5.000%, 8/15/20
                 (Pre-refunded to 8/15/11) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 16.5% (11.2% OF TOTAL INVESTMENTS)

        3,380   Evansville, Indiana, Sewerage Works Revenue Refunding                 7/13 at 100.00         AAA          3,624,171
                 Bonds, Series 2003A, 5.000%, 7/01/20 - AMBAC Insured

                Indiana Bond Bank, Special Program Bonds, Hendricks County
                Redevelopment District, Series 2002D:
        2,500    5.375%, 4/01/23 - AMBAC Insured                                      4/12 at 100.00         AAA          2,709,775
        7,075    5.250%, 4/01/26 - AMBAC Insured                                      4/12 at 100.00         AAA          7,481,883
        7,000    5.250%, 4/01/30 - AMBAC Insured                                      4/12 at 100.00         AAA          7,343,630

       10,000   Indiana Health Facility Financing Authority, Hospital Revenue         7/12 at 100.00         AAA         10,395,900
                 Bonds, Marion General Hospital, Series 2002,
                 5.250%, 7/01/32 - AMBAC Insured

       25,000   Indianapolis Local Public Improvement Bond Bank, Indiana,             7/12 at 100.00         AAA         26,451,250
                 Waterworks Project, Series 2002A, 5.250%, 7/01/33 -
                 MBIA Insured

                New Albany-Floyd County School Building Corporation,
                Indiana, First Mortgage Bonds, Series 2002:
        2,500    5.750%, 7/15/17 - FGIC Insured                                       7/12 at 100.00         AAA          2,880,775
        3,810    5.750%, 7/15/20 - FGIC Insured                                       7/12 at 100.00         AAA          4,390,301

                Northern Wells Community School Building Corporation, Wells
                County, Indiana, First Mortgage Bonds, Series 2001:
          420    5.250%, 1/15/19 - FGIC Insured                                       7/12 at 100.00         AAA            458,447
          430    5.250%, 7/15/19 - FGIC Insured                                       7/12 at 100.00         AAA            470,351
        1,675    5.400%, 7/15/23 - FGIC Insured                                       7/12 at 100.00         AAA          1,822,099

        6,960   Valparaiso Middle School Building Corporation, Indiana,               1/13 at 100.00         AAA          7,261,786
                 First Mortgage Refunding Bonds, Series 2002,
                 5.000%, 7/15/24 - MBIA Insured

        2,490   Whitley County Middle School Building Corporation,                    7/13 at 100.00         AAA          2,695,301
                 Columbia City, Indiana, First Mortgage Bonds, Series 2003,
                 5.000%, 1/15/18 - FSA Insured


                                       49


                        Nuveen Insured Dividend Advantage Municipal Fund (NVG) (continued)
                             Portfolio of INVESTMENTS October 31, 2004

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 0.7% (0.5% OF TOTAL INVESTMENTS)

$       3,085   New Orleans, Louisiana, General Obligation Refunding                  9/12 at 100.00         AAA     $    3,306,966
                 Bonds, Series 2002, 5.125%, 9/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 3.5% (2.4% OF TOTAL INVESTMENTS)

        5,000   Massachusetts, General Obligation Bonds, Consolidated                 8/14 at 100.00         AAA          5,339,850
                 Loan, Series 2004B, 5.000%, 8/01/22 - AMBAC Insured

       10,000   Massachusetts, Special Obligation Refunding Notes,                      No Opt. Call         Aaa         11,078,900
                 Federal Highway Grant Anticipation Note Program,
                 Series 2003A, 5.000%, 12/15/13 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.4% (1.7% OF TOTAL INVESTMENTS)

       10,000   Detroit, Michigan, Sewerage Disposal System Revenue                   1/10 at 101.00         AAA         11,500,100
                 Bonds, Series 1999A, 5.750%, 7/01/26 (Pre-refunded to
                 1/01/10) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 2.3% (1.6% OF TOTAL INVESTMENTS)

        1,600   St. Louis County Pattonville R3 School District, Missouri,            3/14 at 100.00         AAA          1,774,896
                 General Obligation Bonds, Series 2004, 5.250%, 3/01/19 -
                 FSA Insured

        8,735   St. Louis, Missouri, Airport Revenue Bonds, Airport                   7/11 at 100.00         AAA          9,136,635
                 Development Program, Series 2001A, 5.250%, 7/01/31 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.5% (0.3% OF TOTAL INVESTMENTS)

                Municipal Energy Agency of Nebraska, Power Supply System
                Revenue Bonds, Series 2003A:
        1,000    5.250%, 4/01/20 - FSA Insured                                        4/13 at 100.00         AAA          1,092,710
        1,000    5.250%, 4/01/21 - FSA Insured                                        4/13 at 100.00         AAA          1,087,480


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.2% (2.8% OF TOTAL INVESTMENTS)

        9,810   Clark County School District, Nevada, General Obligation              6/12 at 100.00         AAA         10,405,958
                 Bonds, Series 2002C, 5.000%, 6/15/21 - MBIA Insured

        8,750   Truckee Meadows Water Authority, Nevada, Water Revenue                7/11 at 100.00         AAA          9,126,075
                 Bonds, Series 2001A, 5.250%, 7/01/34 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 1.1% (0.8% OF TOTAL INVESTMENTS)

                Bernards Township School District, Somerset County,
                New Jersey, General Obligation Bonds, Series 2004:
        2,345    5.000%, 1/01/15 - FGIC Insured                                       1/14 at 100.00         AAA          2,602,317
        2,465    5.000%, 1/01/16 - FGIC Insured                                       1/14 at 100.00         AAA          2,717,243


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 2.2% (1.5% OF TOTAL INVESTMENTS)

       10,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA         10,296,700
                 Transportation Revenue Refunding Bonds, Series 2002A,
                 5.000%, 11/15/30 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 0.6% (0.3% OF TOTAL INVESTMENTS)

        2,435   North Carolina Medical Care Commission, FHA-Insured                  10/13 at 100.00         AAA          2,643,168
                 Mortgage Revenue Bonds, Betsy Johnson Regional Hospital
                 Project, Series 2003, 5.375%, 10/01/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 4.5% (3.0% OF TOTAL INVESTMENTS)

        4,725   Clackamas County School District 62, Oregon City, Oregon,             6/14 at 100.00         AAA          5,256,988
                 General Obligation Bonds, Series 2004, 5.000%, 6/15/15 -
                 FSA Insured

                Oregon, General Obligation Veterans Welfare Bonds, Series 82:
        7,690    5.375%, 12/01/31                                                    12/11 at 100.00          AA          7,962,072
        3,585    5.500%, 12/01/42                                                    12/11 at 100.00          AA          3,716,892

        1,615   Oregon Department of Administrative Services, State Lottery           4/14 at 100.00         AAA          1,774,627
                 Revenue Bonds, Series 2004A, 5.000%, 4/01/17 - FSA Insured

        2,085   Salem-Keizer School District 24J, Marion County, Oregon,              6/14 at 100.00         AAA          2,277,154
                 General Obligation Bonds, Series 2004, 5.000%, 6/15/18 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 4.9% (3.3% OF TOTAL INVESTMENTS)

        4,500   Allegheny County, Pennsylvania, Airport Revenue Refunding               No Opt. Call         AAA          5,055,750
                 Bonds, Pittsburgh International Airport, Series 1997A,
                 5.750%, 1/01/13 (Alternative Minimum Tax) -
                 MBIA Insured (PLG2)

        5,000   Pennsylvania Higher Educational Facilities Authority,                 7/08 at 100.00         AAA          5,367,600
                 Revenue Bonds, University of Pennsylvania, Series 1998,
                 5.500%, 7/15/38 - MBIA Insured


                                       50

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA (continued)

$       1,000   Pennsylvania Higher Educational Facilities Authority,                11/13 at 100.00          AA     $    1,088,220
                 Revenue Bonds, Lycoming College, Series 2003-AA2,
                 5.250%, 11/01/16 - RAAI Insured

                Philadelphia, Pennsylvania, General Obligation Bonds,
                Series 2003A:
        3,090    5.250%, 2/15/14 - XLCA Insured                                       2/13 at 100.00         AAA          3,444,176
        1,000    5.250%, 2/15/15 - XLCA Insured                                       2/13 at 100.00         AAA          1,107,150

                Philadelphia Municipal Authority, Pennsylvania, Lease Revenue
                Bonds, Series 2003B:
        3,540    5.250%, 11/15/16 - FSA Insured                                      11/13 at 100.00         AAA          3,911,169
        2,000    5.250%, 11/15/18 - FSA Insured                                      11/13 at 100.00         AAA          2,185,740

        1,000   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA          1,053,090
                 Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.000%, 6/01/23 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 0.8% (0.4% OF TOTAL INVESTMENTS)

                Greenville, South Carolina, Tax Increment Revenue
                Improvement Bonds, Series 2003:
        1,000    5.500%, 4/01/17 - MBIA Insured                                       4/13 at 100.00         AAA          1,138,820
        2,300    5.000%, 4/01/21 - MBIA Insured                                       4/13 at 100.00         AAA          2,453,686


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 9.0% (6.1% OF TOTAL INVESTMENTS)

       10,000   Memphis and Shelby County Sports Authority Inc., Tennessee,          11/12 at 100.00         AAA         10,408,000
                 Revenue Bonds, Memphis Arena, Series 2002A,
                 5.125%, 11/01/28 - AMBAC Insured

       10,000   Memphis and Shelby County Sports Authority Inc.,                     11/12 at 100.00         AAA         10,401,200
                 Tennessee, Revenue Bonds, Memphis Arena, Series 2002B,
                 5.125%, 11/01/29 - AMBAC Insured

                Memphis, Tennessee, Sanitary Sewerage System Revenue
                Bonds, Series 2004:
        1,495    5.000%, 10/01/19 - FSA Insured                                      10/14 at 100.00         AAA          1,629,834
        1,455    5.000%, 10/01/20 - FSA Insured                                      10/14 at 100.00         AAA          1,576,260
        1,955    5.000%, 10/01/21 - FSA Insured                                      10/14 at 100.00         AAA          2,104,636

       15,195   Tennessee State School Bond Authority, Higher Educational             5/12 at 100.00         AAA         16,084,667
                 Facilities Second Program Bonds, Series 2002A,
                 5.250%, 5/01/32 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 26.9% (18.2% OF TOTAL INVESTMENTS)

        3,500   Dallas-Ft. Worth International Airport, Texas, Joint Revenue         11/11 at 100.00         AAA          3,941,525
                 Refunding and Improvement Bonds, Series 2001A,
                 5.750%, 11/01/13 (Alternative Minimum Tax) - FGIC Insured

       10,000   Gainesville Hospital District, Texas, Limited Tax General             8/11 at 100.00         AAA         10,459,000
                 Obligation Bonds, Series 2002, 5.375%, 8/15/32 -
                 MBIA Insured

        3,645   Galveston, Texas, General Obligation Refunding Bonds,                   No Opt. Call         AAA          3,961,094
                 Series 2001A, 5.250%, 5/01/21 - AMBAC Insured

                Harris County Health Facilities Development Corporation, Texas,
                Thermal Utility Revenue Bonds, TECO Project, Series 2003:
        2,240    5.000%, 11/15/16 - MBIA Insured                                     11/13 at 100.00         AAA          2,428,026
        2,355    5.000%, 11/15/17 - MBIA Insured                                     11/13 at 100.00         AAA          2,534,051

       13,000   Houston Area Water Corporation, Texas, Contract Revenue               3/12 at 100.00         AAA         13,416,910
                 Bonds, Northeast Water Purification Plant, Series 2002,
                 5.125%, 3/01/32 - FGIC Insured

        2,500   Houston Higher Education Finance Corporation, Texas,                 11/09 at 101.00         AAA          2,657,550
                 Revenue Bonds, Rice University, Series 1999A,
                 5.375%, 11/15/29

        1,000   Houston, Texas, First Lien Combined Utility System Revenue            5/14 at 100.00         AAA          1,077,360
                 Bonds, Series 2004A, 5.250%, 5/15/24 - FGIC Insured

        4,345   San Antonio, Texas, Water System Senior Lien Revenue                  5/12 at 100.00         AAA          4,913,674
                 Refunding Bonds, Series 2002, 5.500%, 5/15/17 - FSA Insured

        9,145   Texas, General Obligation Bonds, Veterans Housing                     6/12 at 100.00         Aa1          9,626,484
                 Assistance Program Fund II, Series 2002A-1,
                 5.250%, 12/01/22 (Alternative Minimum Tax)

        6,710   Texas Department of Housing and Community Affairs,                    7/11 at 100.00         AAA          6,873,053
                 Residential Mortgage Revenue Bonds, Series 2001A,
                 5.350%, 7/01/33 (Alternative Minimum Tax)

                Texas Public Finance Authority, Revenue Bonds, Texas
                Southern University Financing System, Series 2002:
        3,520    5.125%, 11/01/20 - MBIA Insured                                      5/12 at 100.00         Aaa          3,768,899
        3,520    5.125%, 11/01/21 - MBIA Insured                                      5/12 at 100.00         Aaa          3,750,138


                                       51


                        Nuveen Insured Dividend Advantage Municipal Fund (NVG) (continued)
                             Portfolio of INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$       8,725   Texas Department of Housing and Community Affairs,                    3/12 at 100.00         AAA     $    9,038,315
                 Single Family Mortgage Bonds, Series 2002B,
                 5.550%, 9/01/33 (Alternative Minimum Tax) - MBIA Insured

                Texas Student Housing Authority, Revenue Bonds, Austin
                Project, Senior Series 2001A:
        9,400    5.375%, 1/01/23 - MBIA Insured                                       1/12 at 102.00         Aaa         10,157,170
       11,665    5.500%, 1/01/33 - MBIA Insured                                       1/12 at 102.00         Aaa         12,610,915

        5,000   Texas Water Development Board, Senior Lien State                      1/10 at 100.00         AAA          5,489,400
                 Revolving Fund Revenue Bonds, Series 1999B,
                 5.250%, 7/15/17

                Williamson County, Texas, General Obligation Bonds,
                Series 2002:
        3,500    5.200%, 2/15/21 - FSA Insured                                        2/12 at 100.00         AAA          3,743,354
        3,000    5.250%, 2/15/22 - FSA Insured                                        2/12 at 100.00         AAA          3,204,690
        7,340    5.250%, 2/15/23 - FSA Insured                                        2/12 at 100.00         AAA          7,807,557
        5,000    5.250%, 2/15/25 - FSA Insured                                        2/12 at 100.00         AAA          5,329,500


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 14.1% (9.5% OF TOTAL INVESTMENTS)

        7,675   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA          8,688,561
                 Bonds, Nuclear Project 1, Series 2002A,
                 5.500%, 7/01/15 - MBIA Insured

        6,600   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA          7,319,862
                 Bonds, Columbia Generating Station, Series 2002B,
                 5.350%, 7/01/18 - FSA Insured

        3,200   King County School District 414, Lake Washington,                    12/14 at 100.00         AAA          3,523,424
                 Washington, General Obligation Bonds, Series 2004,
                 5.000%, 12/01/16 - FSA Insured

        2,500   Port of Seattle, Washington, Revenue Refunding Bonds,                11/12 at 100.00         AAA          2,810,475
                 Series 2002D, 5.750%, 11/01/15 (Alternative Minimum Tax) -
                 FGIC Insured

        2,200   Everett School District 2, Snohomish County, Washington,             12/13 at 100.00         AAA          2,391,531
                 General Obligation Bonds, Series 2003B, 5.000%, 6/01/17 -
                 FSA Insured

        3,255   Thurston and Pierce Counties School District, Washington,             6/13 at 100.00         Aaa          3,609,338
                 General Obligation Bonds, Yelm Community Schools,
                 Series 2003, 5.250%, 12/01/16 - FSA Insured

                Washington State Economic Development Finance Authority,
                Wastewater Revenue Bonds, LOTT Project, Series 2002:
        2,000    5.500%, 6/01/17 - AMBAC Insured                                      6/12 at 100.00         Aaa          2,265,920
        4,325    5.125%, 6/01/22 - AMBAC Insured                                      6/12 at 100.00         Aaa          4,575,893

       15,000   Washington State Healthcare Facilities Authority, Revenue             8/13 at 102.00         AAA         15,354,750
                 Bonds, Harrison Memorial Hospital, Series 1998,
                 5.000%, 8/15/28 - AMBAC Insured

       10,000   Washington State Healthcare Facilities Authority, Revenue            10/11 at 100.00         Aaa         10,242,300
                 Bonds, Children's Hospital and Regional Medical Center,
                 Series 2001, 5.125%, 10/01/31 - AMBAC Insured

        5,170   Whitman County School District 267, Pullman, Washington,              6/12 at 100.00         Aaa          5,486,248
                 General Obligation Bonds, Series 2002, 5.000%, 12/01/20 -
                 FSA Insured


                                       52

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 3.8% (2.6% OF TOTAL INVESTMENTS)

$       4,570   Wisconsin Housing and Economic Development Authority,                 3/12 at 100.00          AA     $    4,765,962
                 Home Ownership Revenue Bonds, Series 2002E,
                 5.250%, 9/01/22 (Alternative Minimum Tax)

       11,950   Wisconsin, Transportation Revenue Refunding Bonds,                    7/12 at 100.00         AAA         12,965,631
                 Series 2002-1, 5.125%, 7/01/18 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     649,655   Total Long-Term Investments (cost $652,877,253) - 147.9%                                                695,675,200
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.6%                                                                      7,713,971
------------------------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (49.5)%                                                       (233,000,000)
------------------------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  470,389,171
                ====================================================================================================================

START HERE

FORWARD SWAP TRANSACTIONS OUTSTANDING AT OCTOBER 31, 2004:                                                    SWAP       UNREALIZED
                                                                                          EFFECTIVE    TERMINATION     APPRECIATION
                                                                   NOTIONAL AMOUNT             DATE(2)        DATE    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with JPMorgan dated July 1, 2004, to pay semi-annually the notional amount multiplied by 5.805% (annualized) and receive quarterly the notional amount multiplied by the three-month
USD-LIBOR (United States Dollar-London Inter-Bank Offer Rate).         $16,800,000          2/02/05        2/02/25      $(1,490,566)

Agreement with Morgan Stanley dated July 15, 2004, to pay
semi-annually the notional amount multiplied by 5.717% (annualized)
and receive quarterly the notional amount multiplied by the
three-month USD-LIBOR (United States Dollar-London Inter-Bank
Offer Rate).                                                             9,000,000          1/14/05        1/14/35         (753,396)

Agreement with JPMorgan dated July 28, 2004, to pay quarterly the notional amount multiplied by 4.495% (annualized) and
receive quarterly the notional amount multiplied by the daily arithmetic average of the weekly BMA (Bond Market Association)
Municipal Swap Index for the quarter.                                    8,500,000         12/13/04       12/13/24         (506,283)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $(2,750,245)
------------------------------------------------------------------------------------------------------------------------------------

                    At least 80% of the Fund's net assets are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

             (PLG1) Portion of security, with an aggregate market value of
                    $740,082, has been pledged to collateralize the net payment obligations under forward swap contracts.

             (PLG2) Portion of security, with an aggregate market value of
                    $1,977,360, has been pledged to collateralize the net payment obligations under forward swap contracts.

                                 See accompanying notes to financial statements.

                        Nuveen Insured Tax-Free Advantage Municipal Fund (NEA)
                        Portfolio of
                                INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 8.3% (5.5% OF TOTAL INVESTMENTS)

$       5,655   Colbert County-Northwest Health Care Authority, Alabama,              6/13 at 101.00        Baa3     $    5,522,673
                 Revenue Bonds, Helen Keller Hospital, Series 2003,
                 5.750%, 6/01/27

        3,100   Huntsville Healthcare Authority, Alabama, Revenue Bonds,              5/12 at 102.00         AAA          3,372,211
                 Series 1998A, 5.400%, 6/01/22 - MBIA Insured

        6,280   Jefferson County, Alabama, Sewer Revenue Capital                      8/12 at 100.00         AAA          7,058,908
                 Improvement Warrants, Series 2002D, 5.000%, 2/01/32
                 (Pre-refunded to 8/01/12) - FGIC Insured

        1,750   Montgomery, Alabama, General Obligation Warrants,                     5/12 at 101.00         AAA          1,866,673
                 Series 2003, 5.000%, 5/01/21 - AMBAC Insured

        4,500   Sheffield, Alabama, Electric Revenue Warrants, Series 2003,           7/13 at 100.00         Aaa          4,896,945
                 5.500%, 7/01/29 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 3.8% (2.5% OF TOTAL INVESTMENTS)

       10,000   Maricopa County Pollution Control Corporation, Arizona,              11/12 at 100.00         AAA         10,340,500
                 Revenue Bonds, Arizona Public Service Company - Palo
                 Verde Project, Series 2002A, 5.050%, 5/01/29 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 28.9% (18.9% OF TOTAL INVESTMENTS)

       13,500   California, General Obligation Refunding Bonds, Series 2002,          4/12 at 100.00         AAA         14,197,545
                 5.250%, 4/01/30 - XLCA Insured

        7,500   California, General Obligation Bonds, Series 2004,                    4/14 at 100.00         AAA          7,724,100
                 5.000%, 4/01/31 - AMBAC Insured

       26,300   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA         27,119,245
                 Department of General Services, Capital East End,
                 Series 2002A, 5.000%, 12/01/27 - AMBAC Insured (PLG)

        2,910   Cathedral City, California, Public Financing Authority,               8/12 at 102.00         AAA          3,029,514
                 Tax Allocation Bonds, Housing Set-Aside, Series 2002D,
                 5.000%, 8/01/26 - MBIA Insured

        2,500   Irvine, California, Public Facilities and Infrastructure Authority,   3/05 at 103.00         AAA          2,577,875
                 Assessment Revenue Bonds, Series 2003C,
                 5.000%, 9/02/23 - AMBAC Insured

        4,000   Montara Sanitary District, California, General Obligation             8/11 at 101.00         AAA          4,138,760
                 Bonds, Series 2003, 5.000%, 8/01/28 - FGIC Insured

                Plumas County, California, Certificates of Participation,
                Capital Improvement Program, Series 2003A:
        1,130    5.250%, 6/01/19 - AMBAC Insured                                      6/13 at 101.00         AAA          1,249,814
        1,255    5.250%, 6/01/21 - AMBAC Insured                                      6/13 at 101.00         AAA          1,374,576

        1,210   Redding, California, Joint Power Financing Authority Lease            3/13 at 100.00         AAA          1,266,398
                 Revenue Bonds, Capital Projects, Series 2003A,
                 5.000%, 3/01/23 - AMBAC Insured

        3,750   Sacramento Municipal Utility District, California, Electric           8/13 at 100.00         AAA          3,880,575
                 Revenue Bonds, Series 2003R, 5.000%, 8/15/28 -
                 MBIA Insured

        1,500   San Diego Community College District, California, General             5/13 at 100.00         AAA          1,550,910
                 Obligation Bonds, Series 2003A, 5.000%, 5/01/28 -
                 FSA Insured

        3,000   San Jose Redevelopment Agency, California, Tax Allocation             8/10 at 101.00         AAA          3,056,070
                 Bonds, Merged Area Redevelopment Project, Series 2002,
                 5.000%, 8/01/32 - MBIA Insured

        1,055   Turlock Irrigation District, California, Certificates of              1/13 at 100.00         AAA          1,085,943
                 Participation, Series 2003A, 5.000%, 1/01/28 - MBIA Insured

        6,300   University of California, Revenue Bonds, Multi-Purpose                5/13 at 100.00         AAA          6,474,006
                 Projects, Series 2003A, 5.000%, 5/15/33 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 3.8% (2.5% OF TOTAL INVESTMENTS)

                Bowles Metropolitan District, Colorado, General Obligation
                Bonds, Series 2003:
        4,300    5.500%, 12/01/23 - FSA Insured                                      12/13 at 100.00         AAA          4,800,821
        3,750    5.500%, 12/01/28 - FSA Insured                                      12/13 at 100.00         AAA          4,088,700

        1,450   Colorado Educational and Cultural Facilities Authority,               8/14 at 100.00         AAA          1,545,338
                 Charter School Revenue Bonds, Peak-to-Peak Charter
                 School, Series 2004, 5.250%, 8/15/24 - XLCA Insured


                                       54

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.1% (0.8% OF TOTAL INVESTMENTS)

$       3,000   Pinellas County Health Facilities Authority, Florida, Revenue         5/13 at 100.00          A1     $    3,138,210
                 Bonds, Baycare Health System, Series 2003, 5.500%, 11/15/27


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.4% (0.9% OF TOTAL INVESTMENTS)

        3,825   Metropolitan Atlanta Rapid Transit Authority, Georgia,                1/13 at 100.00         AAA          3,933,248
                 Sales Tax Revenue Bonds, Second Indenture Series 2002,
                 5.000%, 7/01/32 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 3.9% (2.6% OF TOTAL INVESTMENTS)

                Cook County School District No. 100, Berwyn South, Illinois,
                General Obligation Refunding Bonds, Series 2003B:
          905    5.250%, 12/01/21 (Pre-refunded to 12/01/13) - FSA Insured           12/13 at 100.00         Aaa          1,037,374
          405    5.250%, 12/01/21 - FSA Insured                                      12/13 at 100.00         Aaa            440,830

                Cook County School District No. 145, Arbor Park, Illinois,
                General Obligation Bonds, Series 2004:
        3,285    5.125%, 12/01/20 - FSA Insured                                      12/14 at 100.00         Aaa          3,582,358
        2,940    5.125%, 12/01/23 - FSA Insured                                      12/14 at 100.00         Aaa          3,143,448

        2,500   Illinois Health Facilities Authority, Revenue Bonds,                  7/13 at 100.00          A-          2,553,950
                 Lake Forest Hospital, Series 2003, 5.250%, 7/01/23


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 8.9% (5.8% OF TOTAL INVESTMENTS)

        2,500   Evansville, Indiana, Sewerage Works Revenue Refunding                 7/13 at 100.00         AAA          2,633,750
                 Bonds, Series 2003A, 5.000%, 7/01/23 - AMBAC Insured

        2,190   Indiana Bond Bank, Common School Fund Advance Purchase                8/13 at 100.00         AAA          2,349,454
                 Funding Bonds, Series 2003B, 5.000%, 8/01/19 -
                 MBIA Insured

        1,000   Indiana University, Student Fee Revenue Bonds,                        8/13 at 100.00         AAA          1,056,910
                 Series 2003O, 5.000%, 8/01/22 - FGIC Insured

                IPS Multi-School Building Corporation, Indiana, First Mortgage
                Bonds, Series 2003:
       11,020    5.000%, 7/15/19 - MBIA Insured                                       7/13 at 100.00         AAA         11,844,186
        6,000    5.000%, 7/15/20 - MBIA Insured                                       7/13 at 100.00         AAA          6,421,380


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 2.4% (1.6% OF TOTAL INVESTMENTS)

        6,250   Kansas Development Finance Authority, Revenue Bonds,                  4/13 at 102.00         AAA          6,682,563
                 Board of Regents, Scientific Research and Development
                 Facilities Projects, Series 2003C, 5.000%, 10/01/22 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                KENTUCKY - 0.5% (0.3% OF TOTAL INVESTMENTS)

                Kentucky State Property and Buildings Commission, Revenue
                Refunding Bonds, Project 77, Series 2003:
          340    5.000%, 8/01/23 - MBIA Insured                                       8/13 at 100.00         AAA            382,469
          985    5.000%, 8/01/23 - MBIA Insured                                       8/13 at 100.00         AAA          1,040,318


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 2.3% (1.5% OF TOTAL INVESTMENTS)

        5,785   New Orleans, Louisiana, General Obligation Refunding Bonds,          12/12 at 100.00         AAA          6,165,479
                 Series 2002, 5.300%, 12/01/27 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 4.9% (3.2% OF TOTAL INVESTMENTS)

        9,000   Massachusetts Bay Transportation Authority, Senior Sales              7/12 at 100.00         AAA          9,275,130
                 Tax Revenue Refunding Bonds, Series 2002A,
                 5.000%, 7/01/27 - FGIC Insured

        1,125   Massachusetts Development Finance Authority, Revenue                  9/13 at 100.00          A1          1,185,818
                 Bonds, Middlesex School, Series 2003, 5.125%, 9/01/23

        3,000   Massachusetts Turnpike Authority, Metropolitan Highway                1/07 at 102.00         AAA          3,031,830
                 System Revenue Bonds, Senior Series 1997A,
                 5.000%, 1/01/37 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 12.0% (7.8% OF TOTAL INVESTMENTS)

        6,130   Detroit, Michigan, Senior Lien Water Supply System                    7/13 at 100.00         AAA          6,444,346
                 Revenue Bonds, Series 2003A, 5.000%, 7/01/23 -
                 MBIA Insured

        4,465   Detroit, Michigan, Senior Lien Water Supply System                    7/13 at 100.00         AAA          4,723,791
                 Revenue Refunding Bonds, Series 2003C, 5.000%, 7/01/22 -
                 MBIA Insured

          955   Grand Rapids Community College, Kent County, Michigan,                5/13 at 100.00         AAA          1,052,286
                 General Obligation Refunding Bonds, Series 2003,
                 5.250%, 5/01/18 - AMBAC Insured


                                       55


                        Nuveen Insured Tax-Free Advantage Municipal Fund (NEA) (continued)
                             Portfolio of INVESTMENTS October 31, 2004
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN (continued)

$      10,800   Michigan Strategic Fund, Limited Obligation Resource                 12/12 at 100.00         AAA     $   11,256,084
                 Recovery Revenue Refunding Bonds, Detroit Edison
                 Company, Series 2002D, 5.250%, 12/15/32 - XLCA Insured

        2,250   Romulus Community Schools, Wayne County, Michigan,                    5/11 at 100.00         AA+          2,369,520
                 General Obligation Refunding Bonds, Series 2001,
                 5.250%, 5/01/25

        6,500   Wayne County, Michigan, Limited Tax General Obligation               12/11 at 101.00         AAA          6,671,470
                 Airport Hotel Revenue Bonds, Detroit Metropolitan Wayne
                 County Airport, Series 2001A, 5.000%, 12/01/30 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 1.1% (0.7% OF TOTAL INVESTMENTS)

                Clay County Public School District No. 53, Liberty, Missouri,
                General Obligation Bonds, Series 2004:
        1,325    5.250%, 3/01/23 - FSA Insured                                        3/14 at 100.00         AAA          1,438,420
        1,500    5.250%, 3/01/24 - FSA Insured                                        3/14 at 100.00         AAA          1,622,355


------------------------------------------------------------------------------------------------------------------------------------
                MONTANA - 1.5% (1.0% OF TOTAL INVESTMENTS)

        4,105   Forsyth, Rosebud County, Montana, Pollution Control                   3/13 at 101.00         AAA          4,226,713
                 Revenue Refunding Bonds, Puget Sound Energy,
                 Series 2003A, 5.000%, 3/01/31 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.9% (1.2% OF TOTAL INVESTMENTS)

        5,000   Lincoln, Nebraska, Sanitary Sewer System Revenue                      6/13 at 100.00         AAA          5,176,150
                 Refunding Bonds, Series 2003, 5.000%, 6/15/28 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 0.9% (0.6% OF TOTAL INVESTMENTS)

        2,315   Clark County, Nevada, Subordinate Lien Airport Revenue                7/11 at 100.00         AAA          2,399,798
                 Bonds, Series 2001B, 5.200%, 7/01/31 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 1.4% (0.9% OF TOTAL INVESTMENTS)

                New Mexico State University, Revenue Bonds, Series 2004:
        1,975    5.000%, 4/01/19 - AMBAC Insured                                      4/14 at 100.00         AAA          2,142,440
        1,530    5.000%, 4/01/23 - AMBAC Insured                                      4/14 at 100.00         AAA          1,621,326


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 9.4% (6.2% OF TOTAL INVESTMENTS)

       25,000   Metropolitan Transportation Authority, New York,                     11/12 at 100.00         AAA         25,724,750
                 Transportation Revenue Refunding Bonds, Series 2002F,
                 5.000%, 11/15/31 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 3.3% (2.2% OF TOTAL INVESTMENTS)

        8,700   North Carolina Medical Care Commission, Revenue Bonds,               10/13 at 100.00          AA          9,110,727
                 Maria Parham Medical Center, Series 2003,
                 5.375%, 10/01/33 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 3.9% (2.6% OF TOTAL INVESTMENTS)

        9,350   Oregon Health Sciences University, Revenue Bonds,                     1/13 at 100.00         AAA          9,633,866
                 Series 2002A, 5.000%, 7/01/32 - MBIA Insured

        1,000   Sunrise Water Authority, Oregon, Water Revenue Bonds,                 3/14 at 100.00         AAA          1,084,140
                 Series 2004, 5.000%, 3/01/19 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 8.7% (5.7% OF TOTAL INVESTMENTS)

        3,000   Lehigh County General Purpose Authority, Pennsylvania,                8/13 at 100.00         BBB          3,033,270
                 Hospital Revenue Bonds, St. Luke's Hospital of Bethlehem,
                 Series 2003, 5.375%, 8/15/33

        2,000   Philadelphia Gas Works, Pennsylvania, Revenue Bonds,                  8/13 at 100.00         AAA          2,053,940
                 General Ordinance, Fourth Series 1998, 5.000%, 8/01/32 -
                 FSA Insured

                Philadelphia, Pennsylvania, Water and Wastewater Revenue
                Bonds, Series 1997A:
          925    5.125%, 8/01/27 - AMBAC Insured                                      8/07 at 102.00         AAA          1,000,980
        4,075    5.125%, 8/01/27 - AMBAC Insured                                      8/07 at 102.00         AAA          4,248,880

       13,000   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA         13,341,770
                 Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.000%, 6/01/33 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 7.3% (4.8% OF TOTAL INVESTMENTS)

        5,000   Florence County, South Carolina, Hospital Revenue Bonds,             11/14 at 100.00         AAA          5,387,150
                 McLeod Regional Medical Center Project, Series 2004A,
                 5.250%, 11/01/23 - FSA Insured


                                       56

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA (continued)

                Greenville County School District, South Carolina, Installment
                Purchase Revenue Bonds, Series 2003:
$       3,000    5.000%, 12/01/22                                                    12/13 at 100.00         AA-     $    3,119,850
        1,785    5.000%, 12/01/23                                                    12/13 at 100.00         AA-          1,849,563

        1,365   Myrtle Beach, South Carolina, Water and Sewer System                  3/13 at 100.00         AAA          1,511,683
                 Revenue Refunding Bonds, Series 2003, 5.375%, 3/01/19 -
                 FGIC Insured

        8,000   South Carolina Transportation Infrastructure Bank, Revenue           10/12 at 100.00         Aaa          8,186,160
                 Bonds, Series 2002A, 5.000%, 10/01/33 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 13.1% (8.5% OF TOTAL INVESTMENTS)

        7,975   Fort Bend Independent School District, Fort Bend County,              8/10 at 100.00         AAA          8,186,098
                 Texas, General Obligation Bonds, Series 2000,
                 5.000%, 8/15/25

       12,500   Grand Prairie Independent School District, Dallas County,             2/13 at 100.00         AAA         12,945,625
                 Texas, General Obligation Bonds, Series 2003,
                 5.125%, 2/15/31 - FSA Insured

        5,515   Houston, Texas, General Obligation Refunding Bonds,                   3/12 at 100.00         AAA          5,947,597
                 Series 2002, 5.250%, 3/01/20 - MBIA Insured

        2,000   Houston, Texas, First Lien Combined Utility System Revenue            5/14 at 100.00         AAA          2,146,600
                 Bonds, Series 2004A, 5.250%, 5/15/25 - MBIA Insured

        5,850   Katy Independent School District, Harris, Fort Bend and               2/12 at 100.00         AAA          6,306,593
                 Waller Counties, Texas, General Obligation Bonds,
                 Series 2002A, 5.125%, 2/15/18


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.6% (0.4% OF TOTAL INVESTMENTS)

        1,500   Hampton, Virginia, Revenue Bonds, Convention Center Project,          1/13 at 100.00         AAA          1,569,120
                 Series 2002, 5.125%, 1/15/28 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 9.2% (6.0% OF TOTAL INVESTMENTS)

        4,945   Broadway Office Properties, King County, Washington,                 12/12 at 100.00         AAA          5,052,010
                 Lease Revenue Bonds, Washington Project, Series 2002,
                 5.000%, 12/01/31 - MBIA Insured

        5,250   Chelan County Public Utility District 1, Washington,                  7/12 at 100.00         AAA          5,411,753
                 Hydro Consolidated System Revenue Bonds, Series 2002C,
                 5.125%, 7/01/33 - AMBAC Insured

        2,135   Kitsap County Consolidated Housing Authority, Washington,             7/13 at 100.00         Aaa          2,233,445
                 Revenue Bonds, Bremerton Government Center Project,
                 Series 2003, 5.000%, 7/01/23 - MBIA Insured

        1,935   Pierce County School District 343, Dieringer, Washington,             6/13 at 100.00         Aaa          2,133,686
                 General Obligation Refunding Bonds, Series 2003,
                 5.250%, 12/01/17 - FSA Insured

        9,670   Washington, General Obligation Bonds, Series 2003D,                   6/13 at 100.00         AAA         10,276,406
                 5.000%, 12/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 1.3% (0.8% OF TOTAL INVESTMENTS)

        3,000   West Virginia State Building Commission, Lease Revenue                  No Opt. Call         AAA          3,444,750
                 Refunding Bonds, Regional Jail Project, Series 1998A,
                 5.375%, 7/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 6.7% (4.4% OF TOTAL INVESTMENTS)

        1,190   Sun Prairie Area School District, Dane County, Wisconsin,             3/14 at 100.00         Aaa          1,279,452
                 General Obligation Bonds, Series 2004C, 5.250%, 3/01/24 -
                 FSA Insured

        4,750   Wisconsin Health and Educational Facilities Authority,                8/08 at 102.00         AAA          5,064,023
                 Revenue Refunding Bonds, Wausau Hospital Inc.,
                 Series 1998A, 5.125%, 8/15/20 - AMBAC Insured

        3,000   Wisconsin Health and Educational Facilities Authority,                  No Opt. Call         AAA          3,560,190
                 Revenue Bonds, Meriter Hospital Inc., Series 1992A,
                 6.000%, 12/01/22 - FGIC Insured

        3,600   Wisconsin Health and Educational Facilities Authority,                8/13 at 100.00           A          3,607,307
                 Revenue Bonds, Wheaton Franciscan Services Inc.,
                 Series 2003A, 5.125%, 8/15/33

        4,605   Wisconsin Health and Educational Facilities Authority,                9/13 at 100.00          A-          4,716,118
                 Revenue Bonds, Franciscan Sisters of Christian Charity
                 HealthCare Ministry, Series 2003A, 5.875%, 9/01/33
------------------------------------------------------------------------------------------------------------------------------------
$     397,220   Total Long-Term Investments (cost $398,499,338) - 152.5%                                                416,429,006
=============-----------------------------------------------------------------------------------------------------------------------


                                       57


                        Nuveen Insured Tax-Free Advantage Municipal Fund (NEA) (continued)
                             Portfolio of INVESTMENTS October 31, 2004
   PRINCIPAL                                                                                                                 MARKET
AMOUNT (000)    DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.2% (0.1% OF TOTAL INVESTMENTS)

$         500   Puerto Rico Government Development Bank, Adjustable                                          A-1     $      500,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.700%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$         500   Total Short-Term Investments (cost $500,000)                                                                500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $398,999,338) - 152.7%                                                          416,929,006
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.0%                                                                        182,953
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.7)%                                                       (144,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  273,111,959
                ====================================================================================================================

FORWARD SWAP TRANSACTIONS OUTSTANDING AT OCTOBER 31, 2004:                                                    SWAP       UNREALIZED
                                                                                          EFFECTIVE    TERMINATION     APPRECIATION
                                                                   NOTIONAL AMOUNT             DATE(2)        DATE    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Agreement with Morgan Stanley dated June 7, 2004, to pay
semi-annually the notional amount multiplied by 5.990%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offer Rate).                                  $10,000,000         12/09/04       12/09/24      $(1,174,645)

Agreement with Morgan Stanley dated June 9, 2004, to pay
semi-annually the notional amount multiplied by 6.009%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offer Rate).                                   30,000,000         12/13/04       12/13/24       (3,585,382)

Agreement with JPMorgan dated June 23, 2004, to pay
semi-annually the notional amount multiplied by 5.932%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR (United States
Dollar-London Inter-Bank Offer Rate).                                   14,500,000          1/14/05        1/14/25       (1,546,601)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $(6,306,628)
------------------------------------------------------------------------------------------------------------------------------------

                    At least 80% of the Fund's net assets are invested in municipal securities that are either covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance which ensures the timely payment of principal and interest. Up to 20% of the Fund's net assets may be invested in municipal securities that are (i) either backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities (also ensuring the timely payment of principal and interest), or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.


               (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

               (2) Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each forward swap contract.

               * Optional Call Provisions (not covered by the report of independent registered public accounting firm): Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

               ** Ratings (not covered by the report of independent registered public accounting firm): Using the higher of Standard & Poor's or Moody's rating.

               + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

              (PLG) Portion of security, with an aggregate market value of
                    $7,743,937, has been pledged to collateralize the net payment obligations under forward swap contracts.

                                 See accompanying notes to financial statements.

                        Statement of
                              ASSETS AND LIABILITIES October 31, 2004
                                                                                         INSURED           INSURED          INSURED
                                    INSURED           INSURED           PREMIER          PREMIUM          DIVIDEND         TAX-FREE
                                    QUALITY       OPPORTUNITY    INSURED INCOME         INCOME 2         ADVANTAGE        ADVANTAGE
                                      (NQI)             (NIO)             (NIF)            (NPX)             (NVG)            (NEA)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value
   (cost $851,499,816, $1,803,711,022,
   $427,584,412, $753,373,775,
   $652,877,253 and $398,999,338,
   respectively)               $913,993,645    $1,958,213,345      $464,337,798     $807,548,666      $695,675,200     $416,929,006
Cash                                498,671            37,340            44,529          503,334           816,424          199,250
Receivables:
   Interest                      12,312,152        29,957,929         7,608,762       13,837,994         9,955,873        6,482,324
   Investments sold                 394,750         7,528,748            35,000        2,127,753                --               --
Other assets                         61,096           103,013            26,179           52,389            32,648           11,203
------------------------------------------------------------------------------------------------------------------------------------
      Total assets              927,260,314     1,995,840,375       472,052,268      824,070,136       706,480,145      423,621,783
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payable for investments
   purchased                      3,491,779        11,335,115                --       14,698,220                --               --
Forward swaps, at value                  --                --                --               --         2,750,245        6,306,628
Accrued expenses:
   Management fees                  482,017         1,014,387           250,528          423,168           191,254          114,351
   Other                            196,785           383,862           103,533          298,604           111,138           63,995
Preferred share dividends payable    62,118           121,821            31,720           53,064            38,337           24,850
------------------------------------------------------------------------------------------------------------------------------------
       Total liabilities          4,232,699        12,855,185           385,781       15,473,056         3,090,974        6,509,824
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at
   liquidation value            318,000,000       680,000,000       161,000,000      268,900,000       233,000,000      144,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares               $605,027,615    $1,302,985,190      $310,666,487     $539,697,080      $470,389,171     $273,111,959
====================================================================================================================================
 Common shares outstanding       38,177,064        81,138,036        19,411,049       37,353,512        29,807,822       18,512,923
====================================================================================================================================
Net asset value per Common
   share outstanding (net
   assets applicable to
   Common shares, divided by
   Common shares outstanding)  $      15.85    $        16.06      $      16.00     $      14.45      $      15.78    $       14.75
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                   $    381,771    $      811,380      $    194,110     $    373,535      $    298,078     $    185,129
Paid-in surplus                 532,667,962     1,128,874,275       269,330,311      491,941,519       423,486,786      261,493,819
Undistributed (Over-distribution
   of) net investment income      7,235,743        16,469,788         2,607,073        5,255,974         2,707,005         (383,115)
Accumulated net realized
   gain (loss)
   from investments               2,248,310         2,327,424         1,781,607      (12,048,839)        3,849,600          193,086
Net unrealized appreciation
   (depreciation) of
   investments and
   forward swap transactions     62,493,829       154,502,323        36,753,386       54,174,891        40,047,702       11,623,040
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares               $605,027,615    $1,302,985,190      $310,666,487     $539,697,080      $470,389,171     $273,111,959
====================================================================================================================================
Authorized shares:
   Common                       200,000,000       200,000,000       200,000,000        Unlimited         Unlimited        Unlimited
   Preferred                      1,000,000         1,000,000         1,000,000        Unlimited         Unlimited        Unlimited
====================================================================================================================================

                                 See accompanying notes to financial statements.

                        Statement of
                            OPERATIONS Year Ended October 31, 2004
                                                                                         INSURED           INSURED          INSURED
                                    INSURED           INSURED           PREMIER          PREMIUM          DIVIDEND         TAX-FREE
                                    QUALITY       OPPORTUNITY    INSURED INCOME         INCOME 2         ADVANTAGE        ADVANTAGE
                                      (NQI)             (NIO)             (NIF)            (NPX)             (NVG)            (NEA)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                $48,352,195      $99,777,574       $23,666,324      $40,937,786       $33,539,655      $20,193,346
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                   5,711,518        12,010,312         2,959,435        5,008,357         4,364,285        2,638,419
Preferred shares - auction fees     797,177         1,704,656           403,603          674,091           584,096          360,986
Preferred shares -
   dividend disbursing
   agent fees                        50,138            70,191            30,082           50,138            30,082           20,053
Shareholders' servicing
   agent fees
   and expenses                     106,673           174,875            42,475           61,798            10,342            6,739
Custodian's fees and expenses       182,510           384,772            95,776          165,507           141,291           87,743
Directors'/Trustees'
   fees and expenses                 21,495            50,053             9,126           18,284            18,891            9,100
Professional fees                    39,508            76,587            21,936           27,438            36,939           25,607
Shareholders' reports -
  printing and
  mailing expenses                   78,298           189,807            42,487           76,625            63,936           42,802
Stock exchange listing fees          16,077            32,564            11,889           15,374             2,574            1,591
Investor relations expense           71,147           160,308            41,185           51,410            61,181           48,631
Portfolio insurance expense          27,841            49,080                --              642                --               --
Other expenses                       51,297            86,349            30,736           34,152            34,510           13,808
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before
    custodian fee credit
    and expense reimbursement     7,153,679        14,989,554         3,688,730        6,183,816         5,348,127        3,255,479
  Custodian fee credit              (15,674)          (20,382)          (13,538)         (22,524)           (9,764)          (4,662)
  Expense reimbursement                  --                --                --               --        (2,088,546)      (1,324,667)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                      7,138,005        14,969,172         3,675,192        6,161,292         3,249,817        1,926,150
------------------------------------------------------------------------------------------------------------------------------------
Net investment income            41,214,190        84,808,402        19,991,132       34,776,494        30,289,838       18,267,196
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
   FROM INVESTMENTS
Net realized gain
   from investments               2,202,219         2,845,723         1,804,462        4,743,922         3,840,906          192,046
Change in net unrealized
   appreciation
   (depreciation)
   of investments                 5,112,646        13,606,844         5,140,974        3,531,341        11,761,364       10,225,971
Change in net unrealized
   appreciation
   (depreciation) of forward
   swap transactions                     --                --                --               --        (2,750,245)      (6,306,628)
------------------------------------------------------------------------------------------------------------------------------------
Net gain from investments         7,314,865        16,452,567         6,945,436        8,275,263        12,852,025        4,111,389
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO
   PREFERRED SHAREHOLDERS
From net investment income       (2,891,716)       (6,198,825)       (1,461,536)      (2,517,974)       (2,131,112)      (1,362,594)
From accumulated net
   realized gains
   from investments                (114,034)         (149,437)          (26,521)              --          (140,030)          (7,435)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to
   Common shares from
   distributions to
   Preferred shareholders        (3,005,750)       (6,348,262)       (1,488,057)      (2,517,974)       (2,271,142)      (1,370,029)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in
   net assets applicable to
   Common shares
   from operations              $45,523,305       $94,912,707       $25,448,511      $40,533,783       $40,870,721      $21,008,556
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Statement of
                             CHANGES IN NET ASSETS
                                                                         INSURED QUALITY (NQI)           INSURED OPPORTUNITY (NIO)
                                                                    -------------------------------    -----------------------------
                                                                             YEAR              YEAR             YEAR            YEAR
                                                                            ENDED             ENDED            ENDED           ENDED
                                                                         10/31/04          10/31/03         10/31/04        10/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                               $ 41,214,190      $ 41,802,309     $ 84,808,402  $   86,163,989
Net realized gain from investments                                     2,202,219         1,876,817        2,845,723       2,436,868
Change in net unrealized appreciation (depreciation)
   of investments                                                      5,112,646        (4,019,790)      13,606,844      11,623,684
Change in net unrealized appreciation (depreciation) of forward
   swap transactions                                                          --                --               --              --
Distributions to Preferred Shareholders:
   From net investment income                                         (2,891,716)       (2,683,386)      (6,198,825)     (5,618,357)
   From accumulated net realized gains from investments                 (114,034)         (433,291)        (149,437)       (990,259)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                                   45,523,305        36,542,659       94,912,707      93,615,925
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                           (38,923,489)      (37,979,535)     (78,914,962)    (78,840,403)
From accumulated net realized gains from investments                  (1,766,378)       (4,511,581)      (2,358,124)    (10,041,988)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                         (40,689,867)      (42,491,116)     (81,273,086)    (88,882,391)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                           --                --               --              --
   Net proceeds from shares issued to shareholders
      due to reinvestment of distributions                             2,092,259         2,555,277        1,258,836              --
Preferred shares offering costs                                               --                --               --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from capital share transactions                              2,092,259         2,555,277        1,258,836              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares      6,925,697        (3,393,180)      14,898,457       4,733,534
Net assets applicable to Common shares at the beginning of year      598,101,918       601,495,098    1,288,086,733   1,283,353,199
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of year           $605,027,615      $598,101,918   $1,302,985,190  $1,288,086,733
====================================================================================================================================
Undistributed (Over-distribution of) net investment income
   at the end of year                                               $  7,235,743      $  7,882,002   $   16,469,788  $   16,782,480
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                       61


                        Statement of
                            CHANGES IN NET ASSETS (continued)
                                                                             PREMIER INSURED                   INSURED PREMIUM
                                                                               INCOME (NIF)                     INCOME 2 (NPX)
                                                                     ------------------------------      ---------------------------
                                                                             YEAR              YEAR             YEAR           YEAR
                                                                            ENDED             ENDED            ENDED          ENDED
                                                                         10/31/04          10/31/03         10/31/04       10/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 19,991,132      $ 20,369,025      $34,776,494   $ 35,671,340
Net realized gain from investments                                      1,804,462           398,323        4,743,922      4,868,689
Change in net unrealized appreciation (depreciation) of investments     5,140,974         2,116,009        3,531,341     (3,467,246)
Change in net unrealized appreciation (depreciation) of forward
   swap transactions                                                           --                --               --             --
Distributions to Preferred Shareholders:
   From net investment income                                          (1,461,536)       (1,427,461)      (2,517,974)    (2,405,892)
   From accumulated net realized gains from investments                   (26,521)          (66,215)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                                    25,448,511        21,389,681       40,533,783     34,666,891
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (18,972,928)      (18,862,625)     (32,708,575)   (32,051,466)
From accumulated net realized gains from investments                     (373,855)         (674,649)              --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                          (19,346,783)      (19,537,274)     (32,708,575)   (32,051,466)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                            --                --               --             --
   Net proceeds from shares issued to shareholders
      due to reinvestment of distributions                                653,067           937,964          897,328        559,464
Preferred shares offering costs                                                --                --               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from capital share transactions                                 653,067           937,964          897,328        559,464
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares       6,754,795         2,790,371        8,722,536      3,174,889
Net assets applicable to Common shares at the beginning of year       303,911,692       301,121,321      530,974,544    527,799,655
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of year            $310,666,487      $303,911,692     $539,697,080   $530,974,544
====================================================================================================================================
Undistributed (Over-distribution of) net investment income
   at the end of year                                                $  2,607,073      $  3,050,407     $  5,255,974   $  5,784,342
====================================================================================================================================


                                 See accompanying notes to financial statements.

                                                                             INSURED DIVIDEND                  INSURED TAX-FREE
                                                                              ADVANTAGE (NVG)                   ADVANTAGE (NEA)
                                                                     ------------------------------     ----------------------------
                                                                                                                             FOR THE
                                                                                                                              PERIOD
                                                                                                                            11/21/02
                                                                                                                       (COMMENCEMENT
                                                                             YEAR              YEAR             YEAR  OF OPERATIONS)
                                                                            ENDED             ENDED            ENDED         THROUGH
                                                                         10/31/04          10/31/03         10/31/04        10/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                                                $ 30,289,838      $ 30,822,852     $ 18,267,196   $ 15,163,064
Net realized gain from investments                                      3,840,906         2,261,496          192,046        103,646
Change in net unrealized appreciation (depreciation) of investments    11,761,364         2,080,176       10,225,971      7,703,697
Change in net unrealized appreciation (depreciation) of forward
   swap transactions                                                   (2,750,245)               --       (6,306,628)            --
Distributions to Preferred Shareholders:
   From net investment income                                          (2,131,112)       (1,986,953)      (1,362,594)    (1,000,298)
   From accumulated net realized gains from investments                  (140,030)         (389,279)          (7,435)            --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares from operations                                    40,870,721        32,788,292       21,008,556     21,970,109
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income                                            (27,722,483)      (27,721,277)     (17,104,309)   (14,343,267)
From accumulated net realized gains from investments                   (2,127,005)       (3,132,797)         (98,078)            --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable to Common shares
   from distributions to Common shareholders                          (29,849,488)      (30,854,074)     (17,202,387)   (14,343,267)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Common shares:
   Net proceeds from sale of shares                                            --            (1,575)         114,799    264,457,500
   Net proceeds from shares issued to shareholders
      due to reinvestment of distributions                                     --                --           78,604         12,612
Preferred shares offering costs                                              (108)            3,032               --     (3,084,842)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common
   shares from capital share transactions                                    (108)            1,457          193,403    261,385,270
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets applicable to Common shares      11,021,125         1,935,675        3,999,572    269,012,112
Net assets applicable to Common shares at the beginning of year       459,368,046       457,432,371      269,112,387        100,275
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares at the end of year            $470,389,171      $459,368,046     $273,111,959   $269,112,387
====================================================================================================================================
Undistributed (Over-distribution of) net investment income
   at the end of year                                                $  2,707,005      $  2,280,637     $   (383,115)  $   (180,848)
====================================================================================================================================


                                 See accompanying notes to financial statements.

                        Notes to
                               FINANCIAL STATEMENTS



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The funds (the "Funds") covered in this report and their corresponding Common share stock exchange symbols are Nuveen Insured Quality Municipal Fund, Inc.
(NQI), Nuveen Insured Municipal Opportunity Fund, Inc. (NIO), Nuveen Premier Insured Municipal Income Fund, Inc. (NIF), Nuveen Insured Premium Income Municipal Fund 2 (NPX), Nuveen Insured Dividend Advantage Municipal Fund (NVG) and Nuveen Insured Tax-Free Advantage Municipal Fund (NEA). Common shares of Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) are traded on the New York Stock Exchange while Common shares of Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) are traded on the American Stock Exchange. The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Prior to the commencement of operations of Insured Tax-Free Advantage (NEA), the Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,275 by Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. and the recording of the organization expenses ($11,500) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen Investments, Inc.

Each Fund seeks to provide current income exempt from regular federal income tax, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors/Trustees. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors/Trustees of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At October 31, 2004, Insured Quality (NQI), Insured Opportunity (NIO) and Insured Premium Income 2
(NPX) had outstanding when-issued purchase commitments of $3,491,779, $9,056,334, and $14,698,220, respectively. There were no such outstanding purchase commitments in any of the other Funds.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, and in the case of Insured Tax-Free Advantage (NEA) the alternative minimum tax applicable to individuals, to retain such tax-exempt status when distributed to shareholders of the Funds. All monthly tax-exempt income dividends paid during the fiscal year ended October 31, 2004, have been designated Exempt Interest Dividends. Net realized capital gains and ordinary income distributions made by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

The Funds have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                                           PREMIER      INSURED      INSURED      INSURED
                                INSURED      INSURED       INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY  OPPORTUNITY        INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
                                  (NQI)        (NIO)         (NIF)        (NPX)        (NVG)        (NEA)
---------------------------------------------------------------------------------------------------------
Number of shares:
   Series M                       2,600        4,000            --        2,080        3,160           --
   Series T                       2,600        4,000            --        2,200        3,080        2,880
   Series W                       2,600        4,000           840        2,080           --        2,880
   Series W2                         --        3,200            --           --           --           --
   Series TH                      2,320        4,000         2,800        2,200        3,080           --
   Series TH2                        --        4,000            --           --           --           --
   Series F                       2,600        4,000         2,800        2,196           --           --
---------------------------------------------------------------------------------------------------------
Total                            12,720       27,200         6,440       10,756        9,320        5,760
=========================================================================================================


Insured Tax-Free Advantage (NEA) issued the Preferred shares listed above on January 17, 2003.

Insurance

Insured Quality (NQI), Insured Opportunity (NIO), Premier Insured Income (NIF) and Insured Premium Income 2 (NPX) invest in municipal securities which are either covered by insurance or are backed by an escrow or trust account containing sufficient U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest.

Insured Dividend Advantage (NVG) and Insured Tax-Free Advantage (NEA) invest at least 80% of their net assets (including net assets applicable to Preferred shares) in municipal securities that are covered by insurance. Each Fund may also invest up to 20% of its net assets (including net assets applicable to Preferred shares) in municipal securities which are either (i) backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, or (ii) municipal bonds that are rated, at the time of investment, within the four highest grades (Baa or BBB or better by Moody's, S&P or Fitch) or unrated but judged to be of comparable quality by the Adviser.

Each insured municipal security is covered by Original Issue Insurance, Secondary Market Insurance or Portfolio Insurance. Such insurance does not guarantee the market value of the municipal securities or the value of the Funds' Common shares. Original Issue Insurance and Secondary Market Insurance remain in effect as long as the municipal securities covered thereby remain outstanding and the insurer remains in business, regardless of whether the Funds ultimately dispose of such municipal securities. Consequently, the market value of the municipal securities covered by Original Issue Insurance or Secondary Market Insurance may reflect value attributable to the insurance. Portfolio Insurance, in contrast, is effective only while the municipal securities are held by the Funds. Accordingly, neither the prices used in determining the market value of the underlying municipal securities nor the Common share net asset value of the Funds include value, if any, attributable to the Portfolio Insurance. Each policy of the Portfolio Insurance does, however, give the Funds the right to obtain permanent insurance with respect to the municipal security covered by the Portfolio Insurance policy at the time of its sale.

Forward Swap Transactions

The Funds may invest in certain derivative financial instruments. The Funds' use of forward interest rate swap transactions is intended to mitigate the negative impact that an increase in long-term interest rates could have on Common share net earnings. Forward interest rate swap transactions involve each Fund's agreement with the counterparty to pay, in the future, a fixed rate payment in exchange for the counterparty paying the Fund a variable rate payment. The amount of the payment obligation is based on the notional or nominal amount of the forward swap contract. The Funds may close out a contract prior to the effective date. When a forward swap is terminated, it does not involve the delivery of securities or other underlying assets or principal, but rather is settled in cash. Each Fund intends to, but is not obligated to, terminate its forward swaps before the effective date. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the credit risk associated with a counterparty failing to honor its commitment. To minimize such credit risk, all counterparties are required to segregate collateral daily (based on the daily valuation of each swap) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain. Reciprocally, when any of the Funds have an unrealized loss on a swap contract, the Funds have instructed the custodian to segregate assets of the Funds

Notes to
    FINANCIAL STATEMENTS (continued)



as collateral with a value approximately equal to the amount of the unrealized loss. The Funds help reduce the credit risks associated with forward swap transactions by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the swap counterparties.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Offering Costs

Nuveen Investments, LLC has agreed to pay all Common share offering costs (other than the sales load) that exceed $.03 per Common share for Insured Tax-Free Advantage (NEA). Insured Tax-Free Advantage's (NEA) share of Common share offering costs ($440,201) was recorded as a reduction of the proceeds from the sale of Common shares.

Costs incurred by Insured Tax-Free Advantage (NEA) in connection with the offering of Preferred shares ($3,084,842) were recorded as a reduction to paid-in surplus.

Indemnifications

Under the Funds' organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common and Preferred shares were as follows:

                                      INSURED                   INSURED                PREMIER INSURED
                                    QUALITY (NQI)           OPPORTUNITY (NIO)            INCOME (NIF)
                               ---------------------     ----------------------     ---------------------
                                   YEAR         YEAR         YEAR          YEAR         YEAR         YEAR
                                  ENDED        ENDED        ENDED         ENDED        ENDED        ENDED
                               10/31/04     10/31/03     10/31/04      10/31/03     10/31/04     10/31/03
---------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                       --           --           --            --           --           --
   Shares issued to
     shareholders
     due to reinvestment
     of distributions           126,022      156,328       77,090            --       39,908       57,779
---------------------------------------------------------------------------------------------------------
                                126,022      156,328       77,090            --       39,908       57,779
=========================================================================================================
Preferred shares sold                --           --           --            --           --           --
=========================================================================================================

                                      INSURED                   INSURED                     INSURED
                               PREMIUM INCOME 2 (NPX)  DIVIDEND ADVANTAGE (NVG)     TAX-FREE ADVANTAGE (NEA)
                               ----------------------  ------------------------   ---------------------------
                                                                                                      FOR THE
                                                                                                       PERIOD
                                                                                                     11/21/02
                                                                                                (COMMENCEMENT
                                   YEAR         YEAR         YEAR          YEAR         YEAR   OF OPERATIONS)
                                  ENDED        ENDED        ENDED         ENDED        ENDED          THROUGH
                               10/31/04     10/31/03     10/31/04      10/31/03     10/31/04         10/31/03
-------------------------------------------------------------------------------------------------------------
Common shares:
   Shares sold                       --           --           --            --           --       18,500,000
   Shares issued to
     shareholders
     due to reinvestment
     of distributions            60,649       38,904           --            --        5,076              847
-------------------------------------------------------------------------------------------------------------
                                 60,649       38,904           --            --        5,076       18,500,847
=============================================================================================================
Preferred shares sold                --           --           --            --           --            5,760
=============================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the fiscal year ended October 31, 2004, were as follows:

                                                             PREMIER        INSURED      INSURED      INSURED
                                INSURED        INSURED       INSURED        PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY    OPPORTUNITY        INCOME       INCOME 2    ADVANTAGE    ADVANTAGE
                                  (NQI)          (NIO)         (NIF)          (NPX)        (NVG)        (NEA)
-------------------------------------------------------------------------------------------------------------
Purchases                   $79,125,934   $153,213,327   $61,689,322   $125,998,157  $73,502,496  $53,705,885
Sales and maturities         76,297,734    152,768,857    61,082,770    108,397,342   76,960,805   53,838,660
=============================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At October 31, 2004, the cost of investments was as follows:

                                                                PREMIER        INSURED        INSURED       INSURED
                                INSURED          INSURED        INSURED        PREMIUM       DIVIDEND      TAX-FREE
                                QUALITY      OPPORTUNITY         INCOME       INCOME 2      ADVANTAGE     ADVANTAGE
                                  (NQI)            (NIO)          (NIF)          (NPX)          (NVG)         (NEA)
-------------------------------------------------------------------------------------------------------------------
Cost of investments        $851,183,584   $1,803,021,761   $427,537,899   $753,351,254   $652,781,430  $398,982,963
===================================================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2004, were as follows:

                                                               PREMIER       INSURED       INSURED       INSURED
                                  INSURED        INSURED       INSURED       PREMIUM      DIVIDEND      TAX-FREE
                                  QUALITY    OPPORTUNITY        INCOME      INCOME 2     ADVANTAGE     ADVANTAGE
                                    (NQI)          (NIO)         (NIF)         (NPX)         (NVG)         (NEA)
----------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation               $62,931,512   $156,056,876   $36,938,531   $54,522,909   $43,609,637   $17,946,043
   Depreciation                  (121,451)      (865,292)     (138,632)     (325,497)     (715,867)           --
----------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
   of investments             $62,810,061   $155,191,584   $36,799,899   $54,197,412   $42,893,770   $17,946,043
================================================================================================================


The tax components of undistributed net investment income and net realized gains at October 31, 2004, were as follows:

                                                                          PREMIER      INSURED      INSURED      INSURED
                                               INSURED       INSURED      INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                               QUALITY   OPPORTUNITY       INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
                                                 (NQI)         (NIO)        (NIF)        (NPX)        (NVG)        (NEA)
------------------------------------------------------------------------------------------------------------------------
Undistributed net tax-exempt income *      $10,089,309   $21,953,357   $4,174,273   $7,983,324   $4,959,625   $1,004,575
Undistributed net ordinary income **           425,383            --      801,863           --      320,955           --
Undistributed net long-term capital gains    1,941,207     2,848,599      979,744           --    3,528,645      193,086
========================================================================================================================

* Undistributed net tax-exempt income (on a tax basis) has not been reduced for the dividend declared on October 1, 2004, paid on November 1, 2004.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (continued)



The tax character of distributions paid during the fiscal years ended October 31, 2004 and October 31, 2003, was designated for purposes of the dividends paid deduction as follows:

                                                               PREMIER      INSURED      INSURED      INSURED
                                   INSURED       INSURED       INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                   QUALITY   OPPORTUNITY        INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
2004                                 (NQI)         (NIO)         (NIF)        (NPX)        (NVG)        (NEA)
-------------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income           $41,497,482   $84,945,305   $20,407,082  $35,184,856  $29,829,269  $18,503,309
Distributions from net
   ordinary income **              264,316        78,388           --            --    2,266,382      105,523
Distributions from
   net long-term
   capital gains                 1,880,412     2,507,561       400,376           --        1,939           --
=============================================================================================================
                                                               PREMIER      INSURED      INSURED      INSURED
                                   INSURED       INSURED       INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                   QUALITY   OPPORTUNITY        INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
2003                                 (NQI)         (NIO)         (NIF)        (NPX)        (NVG)        (NEA)***
-------------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income           $40,502,631   $84,020,174   $20,270,539  $34,382,914  $29,729,306  $13,903,084
Distributions from net
   ordinary income **              538,152       410,238        22,665           --    3,522,076           --
Distributions from
   net long-term
   capital gains                 4,406,720    11,032,247       740,863           --           --           --
=============================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

*** For the period November 21, 2002 (commencement of operations) through October 31, 2003.

At October 31, 2004, Insured Premium Income 2 (NPX) had an unused capital loss carryforward of $12,018,781 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforward will expire in 2008.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

As approved by the Board of Directors/Trustees, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all funds assets managed by the Adviser and its affiliates, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser and its affiliates. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As a consequence of this new management fee structure, the funds' effective management fees were reduced by approximately .006% as of November 30, 2004.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                           INSURED QUALITY (NQI)
                                                       INSURED OPPORTUNITY (NIO)
                                                    PREMIER INSURED INCOME (NIF)
AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS    INSURED PREMIUM INCOME 2 (NPX)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

AVERAGE DAILY NET ASSETS                        INSURED DIVIDEND ADVANTAGE (NVG)
(INCLUDING NET ASSETS                           INSURED TAX-FREE ADVANTAGE (NEA)
ATTRIBUTABLE TO PREFERRED SHARES)                            FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For net assets over $2 billion                                            .3750
================================================================================


Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS(1)                                   COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

Each Fund paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

                                                           INSURED QUALITY (NQI)
                                                       INSURED OPPORTUNITY (NIO)
AVERAGE DAILY NET ASSETS                            PREMIER INSURED INCOME (NIF)
(INCLUDING NET ASSETS                             INSURED PREMIUM INCOME 2 (NPX)
ATTRIBUTABLE TO PREFERRED SHARES)                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

Notes to
    FINANCIAL STATEMENTS (continued)



AVERAGE DAILY NET ASSETS                        INSURED DIVIDEND ADVANTAGE (NVG)
(INCLUDING NET ASSETS                           INSURED TAX-FREE ADVANTAGE (NEA)
ATTRIBUTABLE TO PREFERRED SHARES)                            MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For net assets over $2 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors/Trustees who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Directors/Trustees has adopted a deferred compensation plan for independent Directors/Trustees that enables Directors/Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first ten years of Insured Dividend Advantage's (NVG) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
MARCH 31,                                       MARCH 31,
--------------------------------------------------------------------------------
2002*                 .30%                           2008                   .25%
2003                  .30                            2009                   .20
2004                  .30                            2010                   .15
2005                  .30                            2011                   .10
2006                  .30                            2012                   .05
2007                  .30
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Dividend Advantage (NVG) for any portion of its fees and expenses beyond March 31, 2012.

For the first eight years of Insured Tax-Free Advantage's (NEA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily net assets (including net assets attributable to Preferred shares), for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                     YEAR ENDING
NOVEMBER 30,                                    NOVEMBER 30,
--------------------------------------------------------------------------------
2002*                 .32%                           2007                   .32%
2003                  .32                            2008                   .24
2004                  .32                            2009                   .16
2005                  .32                            2010                   .08
2006                  .32
================================================================================

*    From the commencement of operations.

The Adviser has not agreed to reimburse Insured Tax-Free Advantage (NEA) for any portion of its fees and expenses beyond November 30, 2010.

6. SUBSEQUENT EVENTS - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on December 1, 2004, to shareholders of record on November 15, 2004, as follows:

                                                           PREMIER      INSURED      INSURED      INSURED
                                INSURED      INSURED       INSURED      PREMIUM     DIVIDEND     TAX-FREE
                                QUALITY  OPPORTUNITY        INCOME     INCOME 2    ADVANTAGE    ADVANTAGE
                                  (NQI)        (NIO)         (NIF)        (NPX)        (NVG)        (NEA)
---------------------------------------------------------------------------------------------------------
Dividend per share               $.0845       $.0810        $.0815       $.0730       $.0775       $.0745
=========================================================================================================

                        Financial
                               HIGHLIGHTS

Selected data for a Common share outstanding throughout each period:

                                                      Investment Operations                                Less Distributions
                               ------------------------------------------------------------------  ---------------------------------
                                                          Distributions   Distributions
                                                               from Net            from                   Net
                   Beginning                        Net      Investment         Capital            Investment    Capital
                      Common                  Realized/       Income to        Gains to             Income to   Gains to
                       Share          Net    Unrealized       Preferred       Preferred                Common     Common
                   Net Asset   Investment    Investment          Share-          Share-                Share-     Share-
                       Value       Income    Gain (Loss)        holders+        holders+    Total     holders    holders      Total
====================================================================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                  $15.72        $1.08        $  .20           $(.08)           $ --    $ 1.20      $(1.02)     $(.05)    $(1.07)
2003                   15.87         1.10          (.05)           (.07)           (.01)      .97       (1.00)      (.12)     (1.12)
2002                   15.78         1.12           .03            (.11)           (.01)     1.03        (.92)      (.02)      (.94)
2001                   14.51         1.18          1.20            (.26)             --      2.12        (.85)        --       (.85)
2000                   13.95         1.20           .60            (.34)             --      1.46        (.90)        --       (.90)

INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                   15.89         1.05           .20            (.08)             --      1.17        (.97)      (.03)     (1.00)
2003                   15.83         1.06           .17            (.07)           (.01)     1.15        (.97)      (.12)     (1.09)
2002                   15.72         1.15           .03            (.11)           (.01)     1.06        (.93)      (.02)      (.95)
2001                   14.64         1.17          1.04            (.26)             --      1.95        (.87)        --       (.87)
2000                   14.25         1.21           .39            (.33)             --      1.27        (.88)        --       (.88)

PREMIER INSURED
INCOME (NIF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                   15.69         1.03           .36            (.08)             --      1.31        (.98)      (.02)     (1.00)
2003                   15.59         1.05           .13            (.07)             --      1.11        (.98)      (.03)     (1.01)
2002                   15.55         1.14          (.05)           (.11)             --       .98        (.94)        --       (.94)
2001                   14.66         1.18           .85            (.26)             --      1.77        (.88)        --       (.88)
2000                   14.25         1.20           .43            (.33)             --      1.30        (.89)        --       (.89)

INSURED PREMIUM
INCOME 2 (NPX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                   14.24          .93           .23            (.07)             --      1.09        (.88)        --       (.88)
2003                   14.17          .96           .03            (.06)             --       .93        (.86)        --       (.86)
2002                   13.94          .99           .16            (.10)             --      1.05        (.82)        --       (.82)
2001                   13.05         1.01           .86            (.23)             --      1.64        (.75)        --       (.75)
2000                   12.40          .99           .66            (.29)             --      1.36        (.71)        --       (.71)

INSURED DIVIDEND
ADVANTAGE (NVG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                   15.41         1.02           .42            (.07)             --      1.37        (.93)      (.07)     (1.00)
2003                   15.35         1.03           .15            (.07)           (.01)     1.10        (.93)      (.11)     (1.04)
2002(a)                14.33          .55          1.10            (.05)             --      1.60        (.47)        --       (.47)

INSURED TAX-FREE
ADVANTAGE (NEA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                   14.54          .99           .21            (.07)             --      1.13        (.92)      (.01)      (.93)
2003(b)                14.33          .82           .42            (.05)             --      1.19        (.78)        --       (.78)
====================================================================================================================================

                                                                                    Total Returns
                                                                               ---------------------
                                      Offering                                               Based
                                     Costs and       Ending                                     on
                                     Preferred       Common                     Based       Common
                                         Share        Share       Ending           on    Share Net
                                  Underwriting    Net Asset       Market       Market        Asset
                                     Discounts        Value        Value        Value**      Value**
====================================================================================================
INSURED QUALITY (NQI)
----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                                      $ --       $15.85     $16.0000         4.37%        7.90%
2003                                        --        15.72      16.3900        12.92         6.27
2002                                        --        15.87      15.5500        10.82         6.83
2001                                        --        15.78      14.9200        15.53        14.94
2000                                        --        14.51      13.6875        10.94        10.86

INSURED OPPORTUNITY (NIO)
----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                                        --        16.06      16.0500         9.47         7.64
2003                                        --        15.89      15.6400        10.22         7.51
2002                                        --        15.83      15.2100         9.80         7.01
2001                                        --        15.72      14.7400        19.84        13.61
2000                                        --        14.64      13.0625         5.06         9.25

PREMIER INSURED
INCOME (NIF)
----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                                        --        16.00      15.6400         7.55         8.62
2003                                        --        15.69      15.5100         7.84         7.28
2002                                        --        15.59      15.3300         6.84         6.57
2001                                        --        15.55      15.2500        19.97        12.40
2000                                        --        14.66      13.5000         9.92         9.41

INSURED PREMIUM
INCOME 2 (NPX)
----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                                        --        14.45      14.1100         6.42         7.89
2003                                        --        14.24      14.1200         8.84         6.70
2002                                        --        14.17      13.7700         6.32         7.83
2001                                        --        13.94      13.7500        29.46        12.85
2000                                        --        13.05      11.2500         4.35        11.35

INSURED DIVIDEND
ADVANTAGE (NVG)
----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                                        --        15.78      14.8900         7.61         9.19
2003                                        --        15.41      14.8100         6.10         7.37
2002(a)                                   (.11)       15.35      14.9600         2.84        10.44

INSURED TAX-FREE
ADVANTAGE (NEA)
----------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                                       .01        14.75      14.9100         7.41         8.07
2003(b)                                   (.20)       14.54      14.7900         3.87         6.98
====================================================================================================

                                                                         Ratios/Supplemental Data
                                    ------------------------------------------------------------------------------------------------
                                                       Before Credit/Reimbursement      After Credit/Reimbursement***
                                                     -----------------------------    --------------------------------
                                                                    Ratio of Net                        Ratio of Net
                                                       Ratio of       Investment        Ratio of          Investment
                                         Ending        Expenses        Income to        Expenses           Income to
                                            Net      to Average          Average      to Average             Average
                                         Assets      Net Assets       Net Assets      Net Assets          Net Assets
                                     Applicable      Applicable       Applicable      Applicable          Applicable      Portfolio
                                      to Common       to Common        to Common       to Common           to Common       Turnover
                                    Shares (000)         Shares++         Shares++        Shares++            Shares++         Rate
====================================================================================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                                 $  605,028            1.19%            6.88%           1.19%               6.88%             8%
2003                                    598,102            1.20             6.93            1.20                6.94             14
2002                                    601,495            1.23             7.22            1.21                7.24             44
2001                                    596,999            1.24             7.72            1.23                7.74             34
2000                                    549,120            1.24             8.48            1.23                8.49             24

INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                                  1,302,985            1.16             6.59            1.16                6.59              8
2003                                  1,288,087            1.17             6.67            1.16                6.68             21
2002                                  1,283,353            1.20             7.42            1.19                7.42             37
2001                                  1,274,659            1.21             7.69            1.20                7.70             39
2000                                  1,186,701            1.20             8.47            1.20                8.48             16

PREMIER INSURED
INCOME (NIF)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                                    310,666            1.21             6.53            1.20                6.53             13
2003                                    303,912            1.22             6.66            1.21                6.68             25
2002                                    301,121            1.25             7.40            1.23                7.42             43
2001                                    299,654            1.26             7.79            1.24                7.81             34
2000                                    282,544            1.26             8.37            1.24                8.39             21

INSURED PREMIUM
INCOME 2 (NPX)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                                    539,697            1.16             6.52            1.16                6.53             14
2003                                    530,975            1.17             6.68            1.16                6.69             31
2002                                    527,800            1.20             7.13            1.19                7.14             26
2001                                    519,296            1.22             7.39            1.20                7.41             27
2000                                    486,009            1.22             7.87            1.20                7.88             55

INSURED DIVIDEND
ADVANTAGE (NVG)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                                    470,389            1.15             6.09             .70                6.54             11
2003                                    459,368            1.17             6.22             .72                6.67             25
2002(a)                                 457,432            1.10*            5.71*            .61*               6.20*            22

INSURED TAX-FREE
ADVANTAGE (NEA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004                                    273,112            1.20             6.24             .71                6.73             13
2003(b)                                 269,112            1.12*            5.52*            .65*               6.00*            72
====================================================================================================================================

                                          Preferred Shares at End of Period
                                       ---------------------------------------
                                         Aggregate    Liquidation
                                            Amount     and Market        Asset
                                       Outstanding          Value     Coverage
                                              (000)     Per Share    Per Share
==============================================================================
INSURED QUALITY (NQI)
------------------------------------------------------------------------------
Year Ended 10/31:
2004                                      $318,000        $25,000      $72,565
2003                                       318,000         25,000       72,021
2002                                       318,000         25,000       72,287
2001                                       318,000         25,000       71,934
2000                                       318,000         25,000       68,170

INSURED OPPORTUNITY (NIO)
------------------------------------------------------------------------------
Year Ended 10/31:
2004                                       680,000         25,000       72,904
2003                                       680,000         25,000       72,356
2002                                       680,000         25,000       72,182
2001                                       680,000         25,000       71,862
2000                                       680,000         25,000       68,629

PREMIER INSURED
INCOME (NIF)
------------------------------------------------------------------------------
Year Ended 10/31:
2004                                       161,000         25,000       73,240
2003                                       161,000         25,000       72,191
2002                                       161,000         25,000       71,758
2001                                       161,000         25,000       71,530
2000                                       161,000         25,000       68,873

INSURED PREMIUM
INCOME 2 (NPX)
------------------------------------------------------------------------------
Year Ended 10/31:
2004                                       268,900         25,000       75,176
2003                                       268,900         25,000       74,365
2002                                       268,900         25,000       74,070
2001                                       268,900         25,000       73,280
2000                                       268,900         25,000       70,185

INSURED DIVIDEND
ADVANTAGE (NVG)
------------------------------------------------------------------------------
Year Ended 10/31:
2004                                       233,000         25,000       75,471
2003                                       233,000         25,000       74,288
2002(a)                                    233,000         25,000       74,081

INSURED TAX-FREE
ADVANTAGE (NEA)
------------------------------------------------------------------------------
Year Ended 10/31:
2004                                       144,000         25,000       72,415
2003(b)                                    144,000         25,000       71,721
==============================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit and expense reimbursement, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a) For the period March 25, 2002 (commencement of operations) through October 31, 2002.
(b) For the period November 21, 2002 (commencement of operations) through October 31, 2003.

                                 See accompanying notes to financial statements.


                                  72-73 SPREAD

Board Members
       AND OFFICERS

The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board
Members of the Funds. The number of board members of the Funds is currently set at seven. None of the board members who are not "interested" persons of the Funds has ever been a director or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the board members and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBER WHO IS AN INTERESTED PERSON OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Timothy R. Schwertfeger (1)    Chairman of        1994    Chairman and Director (since 1996) of Nuveen Investments,             152
3/28/49                        the Board                  Inc. and Nuveen Investments, LLC; Director (since 1992) and
333 W. Wacker Drive            and Trustee                Chairman (since 1996) of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Chairman and Director (since
                                                          1997) of Nuveen Asset Management Inc.; Director (since
                                                          1996) of Institutional Capital Corporation; Chairman and
                                                          Director (since 1999) of Rittenhouse Asset Management, Inc.;
                                                          Chairman of Nuveen Investments Advisers Inc. (since 2002).

BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Robert P. Bremner              Board member       1997    Private Investor and Management Consultant.                           152
8/22/40
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Lawrence H. Brown              Board member       1993    Retired (1989) as Senior Vice President of The Northern               152
7/29/34                                                   Trust Company; Director, Community Advisory Board for
333 W. Wacker Drive                                       Highland Park and Highwood, United Way of the North
Chicago, IL 60606                                         Shore (since 2002).

------------------------------------------------------------------------------------------------------------------------------------
Jack B. Evans                  Board member       1999    President, The Hall-Perrine Foundation, a private philanthropic       152
10/22/48                                                  corporation (since 1996); Director and Vice Chairman, United
333 W. Wacker Drive                                       Fire & Casualty Company; formerly Director, Federal Reserve
Chicago, IL 60606                                         Bank of Chicago; formerly, President and Chief Operating
                                                          Officer, SCI Financial Group, Inc., a regional financial
                                                          services firm.

------------------------------------------------------------------------------------------------------------------------------------
William C. Hunter              Board member       2004    Dean and Distinguished Professor of Finance, School of                152
3/6/48                                                    Business at the University of Connecticut (since 2003);
333 W. Wacker Drive                                       previously Senior Vice President and Director of Research
Chicago, IL 60606                                         at the Federal Reserve Bank of Chicago (1995-2003);
                                                          Director, Credit Research Center at Georgetown University;
                                                          Director of Xerox Corporation (since 2004).


                                       74


                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST    PRINCIPAL OCCUPATION(S)                                      FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    INCLUDING OTHER DIRECTORSHIPS                                OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(2)  DURING PAST 5 YEARS                                          BOARD MEMBER
------------------------------------------------------------------------------------------------------------------------------------
BOARD MEMBERS WHO ARE NOT INTERESTED PERSONS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
William J. Schneider           Board member       1997    Senior Partner and Chief Operating Officer, Miller-Valentine          152
9/24/44                                                   Group, Vice President, Miller-Valentine Realty, a construction
333 W. Wacker Drive                                       company; Chair, Miami Valley Hospital; Chair, Dayton
Chicago, IL 60606                                         Development Coalition; formerly, Member, Community
                                                          Advisory Board, National City Bank, Dayton, Ohio and
                                                          Business Advisory Council, Cleveland Federal Reserve Bank.

------------------------------------------------------------------------------------------------------------------------------------
Judith M. Stockdale            Board member       1997    Executive Director, Gaylord and Dorothy Donnelley                     152
12/29/47                                                  Foundation (since 1994); prior thereto, Executive Director,
333 W. Wacker Drive                                       Great Lakes Protection Fund (from 1990 to 1994)
Chicago, IL 60606

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS:
------------------------------------------------------------------------------------------------------------------------------------
Gifford R. Zimmerman           Chief              1988    Managing Director (since 2002), Assistant Secretary and               152
9/9/56                         Administrative             Associate General Counsel, formerly, Vice President and
333 W. Wacker Drive            Officer                    Assistant General Counsel of Nuveen Investments, LLC;
Chicago, IL 60606                                         Managing Director (since 2002), General Counsel and
                                                          Assistant Secretary, formerly, Vice President of Nuveen
                                                          Advisory Corp. and Nuveen Institutional Advisory Corp.;
                                                          Managing Director (since 2002), Assistant Secretary and
                                                          Associate General Counsel, formerly, Vice President
                                                          (since 2000), of Nuveen Asset Management Inc.; Managing
                                                          Director (since 2004) and Assistant Secretary (since 1994)
                                                          of Nuveen Investments Inc.; Assistant Secretary of NWQ
                                                          Investment Management Company, LLC (since 2002); Vice
                                                          President and Assistant Secretary of Nuveen Investments
                                                          Advisers Inc. (since 2002); Managing Director, Associate
                                                          General Counsel and Assistant Secretary of Rittenhouse
                                                          Asset Management, Inc. (since 2003); Chartered
                                                          Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Julia L. Antonatos             Vice President     2004    Vice President (since 2002), formerly, Assistant Vice President       152
9/22/63                                                   (since 1999) of Nuveen Investments, LLC; Chartered
333 W. Wacker Drive                                       Financial Analyst.
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Michael T. Atkinson            Vice President     2000    Vice President (since 2002), formerly, Assistant Vice                 152
2/3/66                         and Assistant              President (since 2000), previously, Associate of Nuveen
333 W. Wacker Drive            Secretary                  Investments, LLC.
Chicago, IL 60606


                                       75


Board Members
       AND OFFICERS (CONTINUED)

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
Peter H. D'Arrigo              Vice President     1999    Vice President of Nuveen Investments, LLC (since 1999),               152
11/28/67                       and Treasurer              prior thereto, Assistant Vice President (since 1997); Vice
333 W. Wacker Drive                                       President and Treasurer of Nuveen Investments, Inc. (since
Chicago, IL 60606                                         1999); Vice President and Treasurer of Nuveen Advisory Corp.
                                                          and Nuveen Institutional Advisory Corp (since 1999); Vice
                                                          President and Treasurer of Nuveen Asset Management Inc.
                                                          (since 2002) and of Nuveen Investments Advisers Inc. (since
                                                          2002); Assistant Treasurer of NWQ Investment Management
                                                          Company, LLC (since 2002); Vice President and Treasurer of
                                                          Nuveen Rittenhouse Asset Management, Inc. (since 2003);
                                                          Chartered Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Jessica R. Droeger             Vice President     2000    Vice President (since 2002) and Assistant General Counsel             152
9/24/64                        and Secretary              (since 1998); formerly, Assistant Vice President (since 1998)
333 W. Wacker Drive                                       of Nuveen Investments, LLC; Vice President (since 2002)
Chicago, IL 60606                                         and Assistant Secretary (since 1998), formerly Assistant
                                                          Vice President of Nuveen Advisory Corp. and Nuveen
                                                          Institutional Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
Lorna C. Ferguson              Vice President     1998    Managing Director (since 2004) formerly, Vice President of            152
10/24/45                                                  Nuveen Investments, LLC; Managing Director (since 2004)
333 W. Wacker Drive                                       formerly, Vice President (since 1998) of Nuveen Advisory
Chicago, IL 60606                                         Corp. and Nuveen Institutional Advisory Corp.

------------------------------------------------------------------------------------------------------------------------------------
William M. Fitzgerald          Vice President     1995    Managing Director (since 2002) of Nuveen Investments,                 152
3/2/64                                                    LLC; Managing Director (since 2001), formerly Vice President
333 W. Wacker Drive                                       of Nuveen Advisory Corp. and Nuveen Institutional Advisory
Chicago, IL 60606                                         Corp. (since 1995); Managing Director of Nuveen Asset
                                                          Management Inc. (since 2001); Vice President of Nuveen
                                                          Investment Advisers Inc. (since 2002); Chartered
                                                          Financial Analyst.

------------------------------------------------------------------------------------------------------------------------------------
Stephen D. Foy                 Vice President     1998    Vice President (since 1993) and Funds Controller (since 1998)         152
5/31/54                        and Controller             of Nuveen Investments, LLC; formerly, Vice President and
333 W. Wacker Drive                                       Funds Controller (1998-2003) of Nuveen Investments, Inc.;
Chicago, IL 60606                                         Certified Public Accountant.


                                       76

                                                                                                                       NUMBER OF
                                                                                                                       PORTFOLIOS IN
                               POSITION(S)  YEAR FIRST                                                                 FUND COMPLEX
NAME, BIRTHDATE                HELD WITH    ELECTED OR    PRINCIPAL OCCUPATION(S)                                      OVERSEEN BY
AND ADDRESS                    THE FUNDS    APPOINTED(3)  DURING PAST 5 YEARS                                          OFFICER
------------------------------------------------------------------------------------------------------------------------------------
OFFICERS OF THE FUNDS (CONTINUED):
------------------------------------------------------------------------------------------------------------------------------------
James D. Grassi                Vice President     2004    Vice President and Deputy Director of Compliance                      152
4/13/56                        and Chief                  (since August 2004) of Nuveen Investments, LLC,
333 W. Wacker Drive            Compliance                 Nuveen Investments Advisers Inc., Nuveen Asset
Chicago, IL 60606              Officer                    Management Inc., Nuveen Advisory Corp., Nuveen
                                                          Institutional Advisory Corp. and Rittenhouse Asset
                                                          Management, Inc.; formerly, Senior Attorney
                                                          (1994-July 2004), The Northern Trust Company.

------------------------------------------------------------------------------------------------------------------------------------
David J. Lamb                  Vice President     2000    Vice President (since 2000) of Nuveen Investments,                    152
3/22/63                                                   LLC, previously Assistant Vice President (since 1999);
333 W. Wacker Drive                                       prior thereto, Associate of Nuveen Investments, LLC;
Chicago, IL 60606                                         Certified Public Accountant.

------------------------------------------------------------------------------------------------------------------------------------
Tina M. Lazar                  Vice President     2002    Vice President (since 1999), previously, Assistant Vice               152
8/27/61                                                   President (since 1993) of Nuveen Investments, LLC.
333 W. Wacker Drive
Chicago, IL 60606

------------------------------------------------------------------------------------------------------------------------------------
Larry W. Martin                Vice President     1988    Vice President, Assistant Secretary and Assistant General             152
7/27/51                        and Assistant              Counsel of Nuveen Investments, LLC; Vice President and
333 W. Wacker Drive            Secretary                  Assistant Secretary of Nuveen Advisory Corp. and Nuveen
Chicago, IL 60606                                         Institutional Advisory Corp.; Assistant Secretary of Nuveen
                                                          Investments, Inc. and (since 1997) Nuveen Asset Management
                                                          Inc.; Vice President (since 2000), Assistant Secretary and
                                                          Assistant General Counsel (since 1998) of Rittenhouse Asset
                                                          Management, Inc.; Vice President and Assistant Secretary of
                                                          Nuveen Investments Advisers Inc. (since 2002); Assistant
                                                          Secretary of NWQ Investment Management Company, LLC
                                                          (since 2002).

------------------------------------------------------------------------------------------------------------------------------------
Edward F. Neild, IV            Vice President     1996    Managing Director (since 2002) of Nuveen Investments, LLC;            152
7/7/65                                                    Managing Director (since 1997), formerly Vice President
333 W. Wacker Drive                                       (since 1996) of Nuveen Advisory Corp. and Nuveen Institutional
Chicago, IL 60606                                         Advisory Corp.; Managing Director of Nuveen Asset Management
                                                          Inc. (since 1999). Chartered Financial Analyst.


(1) Mr. Schwertfeger is an "interested person" of the Funds, as defined in the Investment Company Act of 1940, because he is an officer and board member of the Adviser.

(2) Board members serve an indefinite term until his/her successor is elected. The year first elected or appointed represents the year in which the board member was first elected or appointed to any fund in the Nuveen Complex.

(3) Officers serve one year terms through July of each year. The year first elected or appointed represents the year in which the Officer was first elected or appointed to any fund in the Nuveen Complex.

Reinvest Automatically
       EASILY AND CONVENIENTLY



Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit,nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on the dividends or distributions awaiting reinvestment. Because the market price may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION


QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments and (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent 12-month period ended June 30, 2004, are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's web site at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.


GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the sensitivity of a bond or bond fund's value to changes when interest rates change. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.


BOARD OF DIRECTORS/TRUSTEES
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock, where applicable, in the future at such times and in such amounts as is deemed advisable. No shares were purchased during the period ended October 31, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
           For GENERATIONS

Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing $100 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.


                                        o Share prices
           Learn more                   o Fund details
about Nuveen Funds at                   o Daily financial news
   WWW.NUVEEN.COM/ETF                   o Investor education
                                        o Interactive planning tools



Logo: NUVEEN Investments

                                                                     EAN-D-1004D

ITEM 2. CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has posted such code of ethics on its website at www.nuveen.com/etf.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors or Trustees determined that the registrant has at least one "audit committee financial expert" (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant's audit committee financial expert is Jack B. Evans, Chairman of the Audit Committee, who is "independent" for purposes of Item 3 of Form N-CSR. Mr. Evans has served as the registrant's audit committee financial expert from July 26, 2004 to the end of the reporting period on October 31, 2004.

Prior to July 26, 2004, William E. Bennett, who was "independent" for purposes of Item 3 of Form N-CSR, served as the audit committee financial expert. Although Mr. Bennett served as the audit committee financial expert during the reporting period, he unexpectedly resigned from the Board effective April 30, 2004. Accordingly for this reporting period, the registrant did not have a designated "audit committee financial expert" from May 1, 2004 to July 26, 2004.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser ("SCI"). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the "CFO") and actively supervised the CFO's preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI's financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Bennett was formerly Executive Vice President and Chief Credit Officer of First Chicago Corporation and its principal subsidiary, The First National Bank of Chicago. As part of his role as Chief Credit Officer, Mr. Bennett set policy as to accrual of assets/loans; designated performing/non-performing assets; set the level of reserves against the credit portfolio; and determined the carrying value of credit related assets and exposure. Among other things, Mr. Bennett was also responsible for the oversight of the internal analysis function including setting ground rules for the review and preparation of financial analysis and financial statements for use in making credit and risk decisions for clients. Mr. Bennett has significant experience reviewing, analyzing and evaluating financial statements of domestic and international companies in a variety of industries with complex accounting issues.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.



               NUVEEN PREMIER INSURED MUNICIPAL INCOME FUND, INC.

The following tables show the amount of fees that Ernst & Young LLP, the Fund's auditor, billed to the Fund during the Fund's last two full fiscal years. For engagements with Ernst & Young LLP entered into on or after May 6, 2003, the Audit Committee approved in advance all audit services and non-audit services that Ernst & Young LLP provided to the Fund, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the "pre-approval exception"). The pre-approval exception for services provided directly to the Fund waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Fund to its accountant during the fiscal year in which the services are provided; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the audit is completed.

The Audit Committee has delegated certain pre-approval responsibilities to its Chairman (or, in his absence, any other member of the Audit Committee).

               SERVICES THAT THE FUND'S AUDITOR BILLED TO THE FUND


                              AUDIT FEES BILLED            AUDIT-RELATED FEES                 TAX FEES              ALL OTHER FEES
FISCAL YEAR ENDED                  TO FUND                   BILLED TO FUND                BILLED TO FUND           BILLED TO FUND
------------------------------------------------------------------------------------------------------------------------------------
October 31, 2004                  $ 15,829                         $ 0                         $ 364                   $ 2,550
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                    N/A                          0%                            0%                        0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------
October 31, 2003                  $ 13,809                         $ 0                         $ 442                   $ 2,350
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                    N/A                          0%                            0%                        0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------


The above "Tax Fees" were billed for professional services for tax advice, tax compliance and tax planning.

                 SERVICES THAT THE FUND'S AUDITOR BILLED TO THE
                  ADVISER AND AFFILIATED FUND SERVICE PROVIDERS

The following tables show the amount of fees billed by Ernst & Young LLP to Nuveen Advisory Corp. ("NAC" or the "Adviser"), and any entity controlling, controlled by or under common control with NAC ("Control Affiliate") that provides ongoing services to the Fund ("Affiliated Fund Service Provider"), for engagements directly related to the Fund's operations and financial reporting, during the Fund's last two full fiscal years.

The table also shows the percentage of fees subject to the pre-approval exception. The pre-approval exception for services provided to the Adviser and any Affiliated Fund Service Provider (other than audit, review or attest services) waives the pre-approval requirement if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid to Ernst & Young LLP by the Fund, the Adviser and Affiliated Fund Service Providers during the fiscal year in which the services are provided that would have to be pre-approved by the Audit Committee; (B) the Fund did not recognize the services as non-audit services at the time of the engagement; and
(C) the services are promptly brought to the Audit Committee's attention, and the Committee (or its delegate) approves the services before the Fund's audit is completed.


FISCAL YEAR ENDED                                    AUDIT-RELATED FEES           TAX FEES BILLED TO              ALL OTHER FEES
                                                   BILLED TO ADVISER AND             ADVISER AND                 BILLED TO ADVISER
                                                      AFFILIATED FUND              AFFILIATED FUND              AND AFFILIATED FUND
                                                     SERVICE PROVIDERS            SERVICE PROVIDERS              SERVICE PROVIDERS
------------------------------------------------------------------------------------------------------------------------------------
October 31, 2004                                             $ 0                          $ 0                            $ 0
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                           0%                           0%                             0%
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------
October 31, 2003                                             $ 0                          $ 0                            $ 0
------------------------------------------------------------------------------------------------------------------------------------
Percentage approved                                          N/A                          N/A                            N/A
pursuant to
pre-approval
exception
------------------------------------------------------------------------------------------------------------------------------------


                               NON-AUDIT SERVICES

The following table shows the amount of fees that Ernst & Young LLP billed during the Fund's last two full fiscal years for non-audit services. For engagements entered into on or after May 6, 2003, the Audit Committee is required to pre-approve non-audit services that Ernst & Young LLP provides to the Adviser and any Affiliated Fund Services Provider, if the engagement related directly to the Fund's operations and financial reporting (except for those subject to the de minimis exception described above). The Audit Committee requested and received information from Ernst & Young LLP about any non-audit services that Ernst & Young LLP rendered during the Fund's last fiscal year to the Adviser and any Affiliated Fund Service Provider. The Committee considered this information in evaluating Ernst & Young LLP independence.


FISCAL YEAR ENDED                                              TOTAL NON-AUDIT FEES
                                                              BILLED TO ADVISER AND
                                                             AFFILIATED FUND SERVICE         TOTAL NON-AUDIT FEES
                                                              PROVIDERS (ENGAGEMENTS         BILLED TO ADVISER AND
                                                             RELATED DIRECTLY TO THE        AFFILIATED FUND SERVICE
                                  TOTAL NON-AUDIT FEES       OPERATIONS AND FINANCIAL        PROVIDERS (ALL OTHER
                                     BILLED TO FUND           REPORTING OF THE FUND)             ENGAGEMENTS)                TOTAL
------------------------------------------------------------------------------------------------------------------------------------
October 31, 2004                        $ 2,914                         $ 0                           $ 0                   $ 2,914
October 31, 2003                        $ 2,792                         $ 0                           $ 0                   $ 2,792


Audit Committee Pre-Approval Policies and Procedures. Generally, the audit committee must approve (i) all non-audit services to be performed for the Fund by the Fund's independent accountants and (ii) all audit and non-audit services to be performed by the Fund's independent accountants for the Affiliated Fund Service Providers with respect to operations and financial reporting of the Fund. Regarding tax and research projects conducted by the independent accountants for the Fund and Affiliated Fund Service Providers (with respect to operations and financial reports of the Fund) such engagements will be (i) pre-approved by the audit committee if they are expected to be for amounts greater than $10,000; (ii) reported to the audit committee chairman for his verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the audit committee at the next audit committee meeting if they are expected to be for an amount under $5,000.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant's Board of Directors or Trustees has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") (15 U.S.C. 78c(a)(58)(A)). The members of the audit committee are Robert P. Bremner, Lawrence H. Brown, Jack B. Evans and William J. Schneider.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

In the rare event that a municipal issuer held by the Fund were to issue a proxy or that the Fund were to receive a proxy issued by a cash management security, the Adviser would either engage an independent third party to determine how the proxy should be voted or vote the proxy with the consent, or based on the instructions, of the Fund's Board of Directors or Trustees or its representative. In the case of a conflict of interest, the proxy would be submitted to the applicable Fund's Board to determine how the proxy should be voted. A member of the Adviser's legal department would oversee the administration of the voting, and ensure that records were maintained in accordance with Rule 204-2(c)(2) under the Investment Advisers Act of 1940 (17 CFR 275.204-2(c)(2)), reports were filed with the SEC on Form N-PX, and the results were provided to the Board of Directors or Trustees and made available to shareholders as required by applicable rules.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable at this time.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors or trustees and reserves the right to interview all candidates and to make the final selection of any new directors or trustees.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because posted on registrant's website at www.nuveen.com/etf.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT Attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Premier Insured Municipal Income Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: January 6, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: January 6, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: January 6, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.